                                                  Registration No. 33-23566
                                                               File No. 811-5586

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No.                                                  [ ]
Post-Effective Amendment No. 26                                              [X]

                                                      and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No. 27

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                      OPPENHEIMER CALIFORNIA MUNICIPAL FUND
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               (Exact Name of Registrant as Specified in Charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
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               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  (303) 768-3200

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
  Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
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                                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
       [   ]    immediately upon filing pursuant to paragraph (b)
       [X ]     on November 28, 2005 pursuant to paragraph (b)
       [   ]    60 days after filing pursuant to paragraph (a)(1)
       [   ]    on _________________ pursuant to paragraph (a)(1)
       [   ]    75 days after filing pursuant to paragraph (a)(2)
       [   ]    on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: [ ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Registrant hereby amends the Registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

Oppenheimer
California Municipal Fund

Prospectus dated November 28, 2005

Oppenheimer  California  Municipal  Fund is a mutual  fund that  seeks as high a level of current interest income exempt from federal and California  income taxes for  individual  investors  as is  consistent  with  preservation  of capital.  This Prospectus  contains important  information about the Fund's objective  and its  investment  policies,  strategies  and  risks.  It also contains important information about how to buy and sell shares of the Fund and other account  features.  Please read this Prospectus  carefully before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this
Prospectus is accurate or complete. It is a criminal offense to represent otherwise.

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CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Principal Investment Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website

                  How to Sell Shares
                  Checkwriting
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in California municipal securities that pay interest exempt from federal and California individual income taxes. These primarily include municipal bonds (which are long-term obligations), municipal notes (short-term obligations), and interests in municipal leases. Most of the securities the Fund buys must be "investment grade" (the four highest rating categories of national rating organizations, such as Moody's).

         The Fund does not limit its investments to securities of a particular maturity range, and may hold both short- and long-term securities. However, it currently focuses on longer-term securities to seek higher yields. These investments are more fully explained in "About the Fund's Investments," below.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the portfolio managers look primarily throughout California for municipal securities using a variety of factors which may change over time and may vary in particular cases. The portfolio managers currently look for: o Securities that provide high current income o A wide range of securities of different issuers within the state, including different agencies and
                      municipalities, to spread risk
o Securities having favorable credit characteristics o Special situations that provide opportunities for value.

         The portfolio managers may consider selling a security if any of these factors no longer applies to a security purchased for the Fund.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for individual investors who are seeking income exempt from federal and California income taxes. The Fund does not seek capital gains or growth. Because it invests in tax-exempt securities, the Fund is not appropriate for retirement plan accounts or for investors seeking capital growth. The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that poor security selection by OppenheimerFunds, Inc. (the "Manager"), will cause the Fund to underperform other funds having a similar objective. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

SPECIAL RISKS OF INVESTING PRIMARILY IN CALIFORNIA MUNICIPAL SECURITIES. Because
the Fund focuses its investments primarily on California municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California and its municipalities, authorities and other instrumentalities that issue securities.
These risks are disclosed in more detail in the Fund's Statement of Additional
Information.

CREDIT RISK. Municipal securities are subject to credit risk. Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced. If the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced.
Because the Fund can invest as much as 25% of its total assets in municipal securities below investment grade to seek higher income, the Fund's credit risks are greater than those of funds that buy only investment-grade bonds. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. Special Credit Risks of
Lower-Grade Securities. Municipal securities that are rated below investment grade (these
         are sometimes called "junk bonds") may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade municipal securities. Securities that are (or that have fallen) below investment grade have a greater risk that the issuers might not meet their debt obligations. They may also be less liquid than investment grade securities making it harder for the Fund to sell them at an acceptable price.

INTEREST RATE RISKS. Municipal securities are debt securities that are subject to changes in value when prevailing interest rates change. When prevailing interest rates fall, the values of already issued municipal securities generally rise. When prevailing interest rates rise, the values of already issued municipal securities generally fall, and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities. The Fund currently focuses on longer-term securities to seek higher income. Therefore, its share prices may fluctuate more when interest rates change.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the Master Settlement
Agreement ("MSA"). The MSA is an agreement, reached out of court in November
1998 between 46 states and nearly all the U.S. tobacco manufacturers
(approximately 99% of the current combined market share of tobacco manufacturers). The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA.

A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as several other factors. The actual amount of future settlement payments, therefore, is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers would also cause a downward adjustment in the payment amounts. A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges. The Statement of Additional Information contains more detailed information about the Fund's investments in tobacco settlement revenue bonds.

Borrowing for Leverage. The Fund can borrow from banks to purchase additional securities, a technique referred to as "leverage" in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. It may also borrow up to 5% of its total assets for temporary purposes from any person. This use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage and may also make the Fund's share price more sensitive to interest rate changes. The interest on borrowed money is an expense that might reduce the Fund's yield.

RISKS OF NON-DIVERSIFICATION. The Fund is "non-diversified." That means that compared to funds that are diversified, it can invest a greater portion of its assets in the securities of one issuer, such as bonds issued by the state of
California. Having a higher percentage of its assets invested in the securities of fewer issuers, particularly obligations of government issuers of one state, could result in greater fluctuations of the Fund's share prices due to economic, regulatory or political problems in California.

RISKS IN USING DERIVATIVE INVESTMENTS. The Fund can use derivatives to seek increased returns or to try to hedge investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, "inverse floaters" and variable rate obligations are examples of derivatives.

         If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on its investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund will get less income than expected or its share price could decline. To try to preserve capital, the Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can increase the volatility of the Fund's share prices. Some derivatives may be illiquid, making it difficult for the Fund to sell them quickly at an acceptable price.

Inverse  Floaters Have Special Risks. Certain variable rate bonds known as
         "inverse floaters" pay interest rates that move in the opposite direction of yields on short-term bonds in response to market changes.
         As interest rates rise, inverse floaters produce less current income, and their market value can become volatile. Inverse floaters are a type of "derivative security." Some have a "cap," so that if interest rates rise above the "cap," the security pays additional interest income. If rates do not rise above the "cap," the Fund will have paid an additional amount for a feature that proves worthless. The Fund cannot invest more than 20% of its total assets in inverse floaters.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance, and the prices of its shares.
Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective. In the
OppenheimerFunds spectrum, the Fund is more conservative than some types of taxable bond funds, such as high yield bond funds, but has greater risk than money market funds.

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An  investment  in the Fund is not a deposit of any bank,  and is not insured or guaranteed by the Federal Deposit Insurance  Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the
Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the last 10 calendar years and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

         The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. In certain cases, the figure representing "Return After Taxes on
Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of December 31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/05 through 9/30/05, the cumulative return (not annualized) before taxes for Class A shares was 9.94%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 8.65% (1st Qtr 95) and the lowest return
(not annualized) before taxes for a calendar quarter was -4.41% (2nd Qtr 04).

----------------------------------------------- ----------------------- ------------------------- -------------------------
                                                                                                          10 Years
Average Annual Total Returns                                                                       (or life of class, if
for the periods ended December 31, 2004                 1 Year                  5 Years                    less)
----------------------------------------------- ----------------------- ------------------------- -------------------------
----------------------------------------------- ----------------------- ------------------------- -------------------------
Class A Shares (inception 11/3/88)
  Return Before Taxes                                   3.28%                    6.67%                     6.52%
  Return After Taxes on Distributions                   3.28%                    6.67%                     6.50%
  Return After Taxes on Distributions
  and Sale of Fund Shares                               4.10%                    6.50%                     6.39%
----------------------------------------------- ----------------------- ------------------------- -------------------------
Lehman Brothers Municipal Bond Index
(reflects no deduction for fees, expenses or
taxes)                                                  4.48%                   7.20%(1)                  7.06%(1)
----------------------------------------------- ----------------------- ------------------------- -------------------------
Class B Shares (inception 5/3/93)                       2.60%                    6.61%                     6.58%
----------------------------------------------- ----------------------- ------------------------- -------------------------

Class C Shares (inception 11/1/95)                      6.61%                    6.91%                     5.15%

----------------------------------------------- ----------------------- ------------------------- -------------------------

(1) From 12/31/94.

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 4.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-years); and for Class
C, the 1% contingent deferred sales charge for the 1-year period. Because Class
B shares convert to Class A shares 72 months after purchase, Class B "10 Years"
performance does not include any contingent deferred sales charge and uses Class
A performance for the period after conversion. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to Lehman Brothers Municipal Bond
Index, an unmanaged index of a broad range of investment-grade municipal bonds that is a measure of the general municipal bond market. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended July 31,
2005.

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Shareholder Fees (charges paid directly from your investment):
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----------------------------------------------- ------------------ ----------------- ------------------
                                                 Class A Shares     Class B Shares    Class C Shares
----------------------------------------------- ------------------ ----------------- ------------------
----------------------------------------------- ------------------ ----------------- ------------------
Maximum Sales Charge (Load) on purchases              4.75%              None              None
(as % of offering price)
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----------------------------------------------- ------------------ ----------------- ------------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original offering          None(1)            5%(2)              1%(3)
price or redemption proceeds)
----------------------------------------------- ------------------ ----------------- ------------------

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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
------------------------------------------------------------------------------------------------------
----------------------------------------------- ------------------ ----------------- ------------------
                                                 Class A Shares     Class B Shares    Class C Shares
----------------------------------------------- ------------------ ----------------- ------------------
----------------------------------------------- ----------------- ------------------ -----------------

Management Fees                                      0.53%              0.54%             0.53%

----------------------------------------------- ----------------- ------------------ -----------------
----------------------------------------------- ----------------- ------------------ -----------------
Distribution and/or Service (12b-1) Fees             0.24%              1.00%             1.00%
----------------------------------------------- ----------------- ------------------ -----------------
----------------------------------------------- ----------------- ------------------ -----------------
Other Expenses                                       0.15%              0.16%             0.16%
----------------------------------------------- ----------------- ------------------ -----------------
----------------------------------------------- ----------------- ------------------ -----------------

Total Annual Operating Expenses(4)                   0.92%              1.69%             1.69%

----------------------------------------------- ----------------- ------------------ -----------------

Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The transfer agent has undertaken to voluntarily limit transfer agent fees to 0.35%
of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. The Fund's actual expenses did not exceed this fee limitation during the fiscal year. 1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of

     Class A shares. See "How to Buy Shares" for details.
2.   Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated after that.
3.   Applies to shares redeemed within 12 months of purchase.

4.   The Manager has voluntarily agreed to waive a portion of its management fee so the "Management Fees" will not exceed 0.55% of average annual net assets for each class of shares. The voluntary undertaking is expected to remain in effect indefinitely, however it may be amended or withdrawn by the
     Manager at any time without notice to shareholders. The "Management fees"
     of 0.55% shown in the table are the actual expenses incurred during the prior fiscal year and therefore, the management fee limitation described above was not exceeded.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------- --------------------- -------------------- ------------------- -------------------
     If shares are redeemed:              1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class A Shares                             $565                 $756                 $962               $1,557
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class B Shares                             $673                 $837                $1,125            $1,617(1)
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class C Shares                             $273                 $537                 $925               $2,014
---------------------------------- --------------------- -------------------- ------------------- -------------------

---------------------------------- --------------------- -------------------- ------------------- -------------------
   If shares are not redeemed:            1 Year               3 Years             5 Years             10 Years
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class A Shares                             $565                 $756                 $962               $1,557
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class B Shares                             $173                 $537                 $925             $1,617(1)
---------------------------------- --------------------- -------------------- ------------------- -------------------
---------------------------------- --------------------- -------------------- ------------------- -------------------
Class C Shares                             $173                 $537                 $925               $2,014
---------------------------------- --------------------- -------------------- ------------------- -------------------
  In the first example, expenses include the initial sales charge for Class A and the applicable Class B and Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B and Class C expenses do not include contingent deferred sales charges.
  1. Class B expenses for years 7 through 10 are based on Class A expenses since
  Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio among different types of investments will vary over time based on the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this
Prospectus. Under normal market conditions, the Fund:
o        attempts to invest 100% of its net assets in municipal securities, and

         o    as a fundamental policy, invests at least 80% of its net assets
              (plus borrowings for investment purposes) in California municipal securities.

         Securities that generate income subject to alternative minimum tax
(AMT) will count towards the 80% California municipal securities requirement.

         The Manager tries to reduce risks by selecting a wide variety of municipal investments and by carefully researching securities before they are purchased. However, changes in the overall market prices of municipal securities and the income they pay can occur at any time. The yield and share prices of the
Fund will change daily based on changes in interest rates and market conditions and in response to other economic events. The Statement of Additional
Information contains more detailed information about the Fund's investment policies and risks.

What is A Municipal Security? A municipal security is essentially a loan by the buyer to the issuer of the security. The issuer promises to pay back the principal amount of the loan and normally pays interest exempt from federal personal income taxes.

MUNICIPAL SECURITIES. The Fund buys municipal bonds and notes, certificates of participation in municipal leases and other debt obligations.

         The Fund mainly invests in California municipal securities, which are municipal securities that are not subject (in the opinion of bond counsel to the issuer at the time they are issued) to California individual income tax. These debt obligations are issued by the state of California and its political subdivisions (such as cities, towns, counties, agencies and authorities). The term "California municipal securities" may also include debt securities of the governments of certain possessions, territories and commonwealths of the United
States if the interest is not subject to California individual income tax.

         The Fund can also buy other municipal securities issued by the governments of the District of Columbia and of other states as well as their political subdivisions, authorities and agencies, and securities issued by any commonwealths, territories or possessions of the United States, or their respective agencies, instrumentalities or authorities, if the interest paid on the security is not subject to federal individual income tax (in the opinion of bond counsel to the issuer at the time the security is issued).

         Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable.
If the Fund held such a bond, it might have to distribute taxable income or reclassify as taxable income previously distributed as tax-free.

         Municipal securities are issued to raise money for a variety of public or private purposes, including financing state or local governments, financing specific projects or financing public facilities. The Fund can buy both long-term and short-term municipal securities. Long-term securities have a maturity of more than one year. The Fund generally focuses on longer-term securities, to seek higher income.

         The Fund can buy municipal securities that are "general obligations,"
secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The Fund can also buy "revenue obligations," payable only from the revenues derived from a particular facility or class of facilities, or a specific excise tax or other revenue source such as, e.g., tobacco revenue settlement bonds. Some revenue obligations are private activity bonds that pay interest that may be a tax preference item subject to alternate minimum taxation for investors subject to alternative minimum tax. The
Fund selects investments without regard to this type of tax instrument.

Municipal Lease Obligations. Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.
         The Fund can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations. Most municipal leases, while secured by the leased property, are not general obligations of the issuing municipality. They often contain "non-appropriation" clauses under which the municipal government has no obligation to make lease or installment payments in future years unless money is appropriated on a yearly basis.

         If the municipal government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable. Although the obligation may be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might prove difficult, time consuming and costly, and may result in a delay in recovering or the failure to recover the original investment. Some lease obligations may not have an active trading market, making it difficult for the Fund to sell them quickly at an acceptable price.

Ratings  of Municipal Securities the Fund Buys. Most of the municipal securities the Fund buys are "investment grade" at the time of purchase. The Fund does not invest more than 25% of its total assets in municipal securities that are not "investment grade" at the time of purchase.
         "Investment grade" securities are those rated within the four highest rating categories of Moody's, Standard & Poor's, Fitch or another nationally recognized rating organization, or (if unrated) judged by the Manager to be comparable to rated investment grade securities.
         Rating categories are described in the Statement of Additional
         Information. A reduction in the rating of a security after the Fund buys it will not automatically require the Fund to dispose of that security. However, the Manager will evaluate those securities to determine whether to keep them in the Fund's portfolio.

         The Manager may rely to some extent on credit ratings by nationally recognized rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio. It may also use its own research and analysis. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.
Fundamental policies cannot be changed without the approval of a majority of the
Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy or technique is not fundamental unless this Prospectus or the Statement of
Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can use the investment techniques and strategies described below. The Manager might not always use all of them. These techniques have risks, although some of them are designed to help reduce overall investment or market risks.
Floating Rate/Variable Rate Obligations. Some municipal securities have variable or floating interest rates. Variable rates are adjustable at stated
         periodic intervals. Floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate.
Other    Derivatives. The Fund can also invest in other derivative securities that pay interest that depend on the change in value of an underlying asset, interest rate or index. Examples are interest rate swaps, municipal bond indices or swap indices.
Hedging. The Fund can buy and sell futures contracts, put and call options, or enter into interest rate swap agreements. These are all referred to as
         "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them. The Fund does not use hedging instruments to a substantial degree and is not required to use them in seeking its objective.

         Hedging involves risk. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.
When-Issued and Delayed-Delivery Transactions. The Fund may purchase municipal securities on a "when-issued" basis and may purchase or sell such securities on a "delayed-delivery" basis. Between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the Fund if the value of the security declines prior to the settlement date.
Puts     and Stand-By Commitments. The Fund can acquire "stand-by commitments"
         or "puts" with respect to municipal securities. The Fund obtains the right to sell specified securities at a set price on demand to the issuing broker-dealer or bank. However, this feature may result in a lower interest rate on the security. The Fund acquires stand-by commitments or puts solely to enhance portfolio liquidity.
Illiquid Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets in illiquid securities. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. The Fund cannot buy securities that have a restriction on resale.

Temporary Defensive and Interim Investments. In times of unstable or adverse market, political or economic conditions, the Fund can invest up to
         100% of its total assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally, they would be short-term municipal securities but could be U.S. Government securities or highly-rated corporate debt securities. The income from some temporary defensive investments may not be tax-exempt, and therefore when making those investments the Fund might not achieve its objective. The Fund can also hold cash and cash equivalents pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. These are referred to as interim investments.

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
         Statements of Investments on Form N-Q, which are filed with the
         Securities and Exchange Commission ("SEC") no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

         A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
         Fund's Statement of Additional Information.

How the Fund is Managed

THE MANAGER. OppenheimerFunds, Inc., the Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the
Fund is responsible to pay to conduct its business.

         The Manager has been an investment advisor since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $190 billion in assets as of September 30, 2005, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008.

Advisory Fees. Under the investment advisory agreement, the Fund pays the
         Manager an advisory fee at an annual rate which declines as the Fund's assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million,
         0.45% of the next $250 million, 0.40% of the next $250 million, and
         0.35% of average annual net assets over $1 billion. The Manager has voluntarily agreed to waive a portion of its management fee so that the
         "Management Fees" will not exceed 0.55% of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely. However, it may be amended or withdrawn by the Manager at any time without shareholder notice. The Fund's management fee for its last fiscal year ended July 31, 2005, was 0.53%
         of average annual net assets for each class of shares and therefore, the management fee limitation was not exceeded.

         A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Fund's Annual Report to shareholders for the year ended July 31, 2005.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals, including Ronald H.
       Fielding, Daniel G. Loughran, Scott Cottier, Troy Willis, Mark DeMitry and Marcus Franz, who are primarily responsible for the day-to-day management of the Fund's investments.

       Mr. Fielding has been a Vice President and Senior Portfolio Manager of the Fund since January 2002. Mr. Fielding has been a Senior Vice
       President of the Manager since January 1996 and Chairman of the Rochester
       Division of the Manager since January 1996. He is a portfolio manager and officer of other funds in the OppenheimerFunds complex. Mr. Fielding is the team leader and a trader for the Fund.

       Mr. Loughran has been a Vice President of the Fund since October 2005 and a Portfolio Manager of the Fund since July 2002. Mr. Loughran has been a
       Vice President of the Manager since April 2001 and has been a portfolio manager with the Manager since 1999. He is a portfolio manager of other funds in the OppenheimerFunds complex. Mr. Loughran is the senior portfolio manager and a trader for the Fund.

       Mr. Cottier has been a Vice President of the Fund since October 2005 and a Portfolio Manager of the Fund since 2002. Mr. Cottier has been a Vice
       President of the Manager since 2002. Prior to joining the Manager in
       2002, Mr. Cottier was a portfolio manager and trader at Victory Capital
       Management from 1999 to 2002. He is a portfolio manager of other funds in the OppenheimerFunds complex. Mr. Cottier is the lead portfolio manager and a trader for the Fund.

       Mr. Willis has been a Vice President of the Fund since October 2005, an
       Associate Portfolio Manager of the Fund and the Manager since 2003 and an
       Assistant Vice President of the Manager since July 2005. Prior to joining the Manager in 2003, Mr. Willis was a Corporate Attorney for Southern
       Resource Group from 1999 to 2003. He is an associate portfolio manager of other funds in the OppenheimerFunds complex. Mr. Willis is both an associate portfolio manager and a trader for the Fund.

       Mr. DeMitry has been a research analyst of the Manager since June 2003.
       Mr. DeMitry was a credit analyst of the Manager from July 2001 to May
       2003 and an Associate Regional Sales Representative of the Manager from
       December 2000 to June 2001.

       Mr. Franz has been a research analyst of the Manager since June 2003.
       Prior to joining the Manager, Mr. Franz was a summer intern in the
       Securities Division at TIAA-CREF from June 2002 to September 2002; and
       Senior Commercial Credit Analyst at M&T Bank from June 1999 to September
       2001.

Additional information about the Fund's Portfolio Management Team, including compensation, other accounts managed and ownership of Fund shares, is provided in the Statement of Additional Information.

PENDING LITIGATION. A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, Distributor and Transfer
Agent, as well as 51 of the Oppenheimer funds (collectively the "funds")
including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of certain of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10,
2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints.
Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the officers breached their fiduciary duties to Fund shareholders under the Investment Company Act and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

         The defendants believe the claims asserted in these lawsuits to be without merit, and intend to defend the suits vigorously. The Manager and the
Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor, OppenheimerFunds Distributor, Inc.,
may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.
Buying   Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
         Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge for that service.
Buying   Shares Through the Distributor. Complete an OppenheimerFunds New
         Account Application and return it with a check payable to
         "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
         Colorado 80217. If you don't list a dealer on the application, the
         Distributor will act as your agent in buying the shares. Class B or
         Class C shares may not be purchased by an investor directly from the
         Distributor without the investor designating another broker-dealer.
         However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o        Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
         $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
         you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
         system. You can provide those instructions automatically, under an
         Asset Builder Plan, described below, or by telephone instructions using
         OppenheimerFunds PhoneLink, also described below. Please refer to
         "AccountLink," below for more details.
o        Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
         Details are in the Asset Builder Application and the Statement of
         Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o        By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
         Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the
Distributor receives the order.

Net      Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the New York Stock Exchange (the "NYSE"), on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m.,
         Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

                  The net asset value per share for a class of shares on a
         "regular business day" is determined by dividing the value of the
         Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the
         Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.

                  The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers
         (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
         (for example, a foreign securities market closes early because of a natural disaster).

                  If, after the close of the principal market on which a
         security held by the Fund is traded and before the time as of which the
         Fund's net asset values are calculated that day, a significant event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

                  The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

The      Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order, in good order, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying   Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the NYSE and transmit it to the
         Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 p.m.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class    A Shares. If you buy Class A shares, you pay an initial sales charge
         (on investments up to $1 million). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class    B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
         If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class    C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
         If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
-------------------------------------------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How      Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B or Class C.
     o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than
         $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor will not accept purchase orders of more than $100,000 for Class B shares or $1 million or more of Class C shares from a single investor. Dealers or other financial
         intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o        Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.
Are      There Differences in Account Features That Matter to You? Some account features may not be available to Class B and Class C shareholders.
         Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B and Class C shareholders.
         Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B and Class C asset-based sales charge described below and in the Statement of
         Additional Information. Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.
How      Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B and
         Class C contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
         Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------

  Amount of Purchase                   Front-End Sales          Front-End Sales           Concession As a
                                       Charge As a              Charge As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price

  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $50,000                             4.75%                    4.98%                     4.00%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but                           4.50%                    4.71%                     4.00%
  less than $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but                          3.50%                    3.63%                     3.00%
  less than $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but                          2.50%                    2.56%                     2.25%
  less than $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but                          2.00%                    2.04%                     1.80%
  less than $1 million
  ------------------------------------ ------------------------ ------------------------- -------------------------

Due      to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix C to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.
Can      You Reduce Class A Sales Charges? You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a
         "Letter of Intent." The Fund reserves the right to modify or to cease offering these programs at any time.
o        Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any
              Class A, Class B or Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share purchase. Your Class
              A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer).  If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

                  To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current
              intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

o        Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of
              Intent to the Distributor. A Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. You can choose to include purchases made up to 90 days before the date that you submit a Letter. Your Class A shares of Oppenheimer Money Market Fund or Oppenheimer
              Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.
              Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares.
              You may also be able to apply the Right of Accumulation to these purchases.

                  If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased. A certain portion of your shares will be held in escrow by the Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of
             Intent" in the Fund's Statement of Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers. The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o             Dividend Reinvestment. Dividends and/or capital gains
              distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund selected for reinvestment.
o             Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other
              Oppenheimer funds on the same basis. Please refer to "How to
              Exchange Shares" in this Prospectus and in the Statement of
              Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o        Reinvestment Privilege.  Within six months of a redemption of certain Class A and Class B shares, the proceeds may be reinvested in Class A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or
              Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent or financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

o        Other Special Reductions and Waivers. The Fund and the Distributor offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in Appendix C to the Statement of Additional Information,
              which may be ordered by calling 800.225.5677 or through the OppenheimerFunds website, at
              www.oppenheimerfunds.com (follow the hyperlinks: "Access Accounts and Services" - "Forms &
              ------------------------
              Literature" - "Order Literature" - "Statements of Additional Information"). A description of these waivers and special sales charge arrangements is also available for viewing on the
              OppenheimerFunds website (follow the hyperlinks: "Research Funds" - "Fund Documents" -
              "View a description . . ."). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or notify the Transfer
              Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.

Class    A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more. The Distributor pays dealers of record concessions in an amount equal to 0.50% of purchases of $1 million or more. That concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18 month "holding period"
         measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
         That sales charge will be equal to 1.0% of the lesser of:
o        the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions); or
o        the original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds.
The Class B contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the
Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

----------------------------------------------------------- ---------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in That
was Accepted                                                Year (As % of Amount Subject to Charge)
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- ---------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to
         Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
         Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
         Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
         Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service  Plan for Class A Shares. The Fund has adopted a Service Plan for Class
         A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
         Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The
         Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B and Class C Shares. The Fund has
         adopted Distribution and Service Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing Class
         B and Class C shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan.

         The asset-based sales charge and service fees increase Class B and
         Class C expenses by 1.00% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.
         After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class B shares is therefore 4.00% of the purchase price. The
         Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class C shares is therefore 1.00% of the purchase price. The
         Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. The Distributor normally retains the Class C asset-based sales charge during the first year after Class C shares are purchased. See the Statement of Additional Information for exceptions.

         Under certain circumstances, the Distributor will pay the full Class B or Class C asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor. In those circumstances, the sales concession will not be paid to the dealer.

         In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Fund. Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing." In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. You should ask your dealer or financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
         Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
         Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer
Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling  Shares. You can redeem shares by telephone automatically by calling the
         PhoneLink number and the Fund will send the proceeds directly to your
         AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at
1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by using the Fund's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Certain  Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o You wish to redeem more than $100,000 and receive a check.
     o The redemption check is not payable to all shareholders listed on the account statement. o The redemption check is not sent to the address of record on your account statement. o Shares are being transferred to a Fund account with a different owner or name. o Shares are being redeemed by someone (such as an Executor) other than the owners.
Where    Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
         The minimum redemption you can have sent by wire is $2,500. There is a
         $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
         1.800.225.5677.

CHECKWRITING. To write checks against your Fund account, request that privilege on your account application, or contact the Transfer Agent for signature cards.
They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use.
Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously signed a signature card to establish checkwriting in another Oppenheimer fund, simply call 1.800.225.5677 to request checkwriting for an account in this Fund with the same registration as the other account.

o        Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Fund's custodian bank.
o        Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
o        Checks must be written for at least $500. Checks written below the stated amount on the check will not be accepted. However, if you have existing checks indicating a $100 minimum, you may still use them for amounts of $100 or more.
o        Checks cannot be paid if they are written for more than your account value. Remember, your shares fluctuate in value and you should not write a check close to the total account value.
o        You may not write a check that would require the Fund to redeem shares that were purchased by check or Asset Builder Plan payments within the prior 10 days.
o Don't use your checks if you changed your Fund account number, until you receive new checks.

HOW  DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes: o
     Your name, o The Fund's name, o Your Fund account number (from your account statement), o The dollar amount or number of shares to be redeemed, o Any special payment instructions, o Any share certificates for the shares you are selling, o The signatures of all registered owners exactly as the account is registered, and o Any special documents requested by the
     Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217                                       Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00
p.m., but may be earlier on some days. You may not redeem shares under a share certificate by telephone.
     o To redeem shares through a service representative or automatically on
PhoneLink, call 1.800.225.5677.

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.
Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
         Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B or Class C contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the Statement of Additional
Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o        the amount of your account value  represented by an increase in net asset value over the initial  purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or
o        shares  redeemed in the special  circumstances  described  in Appendix C to the  Statement  of  Additional
         Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1. shares acquired by reinvestment of dividends and capital gains distributions, 2. shares held for the holding period that applies to the class, and 3. shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.
Similarly, if you acquire shares of this Fund by exchanging shares of another
Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another
Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

     o Shares of the fund selected for exchange must be available for sale in your state of residence. o The prospectus of the selected fund must offer the exchange privilege. o When you establish an account, you must hold the shares you buy for at least seven days before you can
         exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
     o You must meet the minimum purchase requirements for the selected fund.
     o   Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
     o Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

         For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

         You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can obtain a list by calling a service representative at
         1.800.225.5677. The funds available for exchange can change from time to time.

         A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund.
         However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

         There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the
         Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written  Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
         Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.
Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling
         1.800.225.5677. You may submit internet exchange requests on the
         OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
         Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o        Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer
              Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus"
              or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m., but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the NYSE will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is being made or the fund into which the exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o             Limits on Disruptive Activity. The Transfer Agent may, in its
              discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus.
              The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer
              Agent's procedures to detect and deter excessive trading activity.

o        Exchanges of Client Accounts by Financial Advisers.  The Fund and the Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients.
         Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the
         Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o        Redemptions of Shares. These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
         Prospectus.

o        Right to Refuse Exchange and Purchase Orders. The Distributor and/or
         the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o        Right to Terminate or Suspend Account Privileges. The Transfer Agent
         may send a written warning to direct shareholders that the Transfer
         Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o        Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
         "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short-term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary.
Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o        30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o             Exchanges Into Money Market Funds. A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for
              30 calendar days.

o             Dividend Reinvestments/B Share Conversions. Reinvestment of
              dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o             Asset Allocation. Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above.
              Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts.
              "On-demand" exchanges outside the parameters of portfolio
              rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o             Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are
              established through the Transfer Agent will not be subject to the
              30-day block as a result of those automatic or systematic
              exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information. A
$12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is
         automatically deducted from each applicable Fund account annually in
         September. See the Statement of Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The      offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
         Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The      Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using
         PINs, and by confirming such transactions in writing. The Transfer
         Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
         Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers  that perform account transactions for their clients by participating in
         NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The      redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment  for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the SEC, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The      Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares   may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal  regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
         Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
         Agent may use this information to attempt to verify your identity. The
         Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup  withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
         if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To       avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
         Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
         Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net tax-exempt income and/or net taxable investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the Board of Trustees. Daily dividends will not be declared or paid on newly-purchased shares until Federal Funds are available to the Fund from the purchase payment for such shares.

          The Fund attempts to pay dividends on Class A shares at a constant level. There is no assurance that it will be able to do so. The Board of
Trustees may change the targeted dividend level at any time, without prior notice to shareholders. The amount of those dividends and any other distributions paid on other classes of shares may vary over time, depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the particular class of shares. Dividends and other distributions paid on
Class A shares will generally be higher than dividends for Class B and Class C shares, which normally have higher expenses than Class A. The Fund cannot guarantee that it will pay any dividends or other distributions.

CAPITAL GAINS. Although the Fund does not seek capital gains, it may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year.
The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options: Reinvest All Distributions in the Fund.
You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
         AccountLink.
Receive  All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
         reinvest all distributions in the same class of shares of another
         OppenheimerFunds account you have established.

TAXES. Dividends paid from net investment income earned by the Fund on municipal securities will be excludable from gross income for federal income tax purposes.
All or a portion of the dividends paid by the Fund that are derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the federal alternative minimum tax. The portion of the Fund's exempt-interest dividends that was a tax preference item for the most recent calendar year, is available on the OppenheimerFunds website at www.oppenheimerfunds.com. Follow the links: Access Accounts & Services /
Investor Service Center / Access the Tax Center / Tax Credit Info / Municipal
Income/Tax Preference Percentage. This amount will vary from year to year.

         Dividends and capital gains distributions may be subject to federal, state or local taxes. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the
Fund. The Fund may derive gains in part from municipal obligations the Fund purchased below their principal or face values. All, or a portion of these gains may be taxable to you as ordinary income rather than capital gains. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Exempt-interest dividends earned by residents of California should not be subject to federal, state, or local income taxes. For State purposes, dividends paid by the Fund will generally be exempt, if at the close of each quarter at least 50% of the value of the Fund's assets are invested in debt obligations that pay interest exempt from California individual income taxes.
The portion of the Fund's dividends that are attributable to income earned on other obligations (not California municipal securities) will normally be subject to California personal income tax.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. The Fund will also send you a separate statement summarizing the total distributions paid by the Fund.

         The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.
It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns  of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders

         This information is only a summary of certain federal and state income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the
Fund's financial statements, is included in the Statement of Additional
Information, which is available on request.

INFORMATION AND SERVICES

For More Information on Oppenheimer California Municipal Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------- ---------------------------------------------------------------------
By Telephone:                               Call OppenheimerFunds Services toll-free:
                                            1.800.CALL OPP (225.5677)
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                    Write to:
                                            OppenheimerFunds Services
                                            P.O. Box 5270
                                            Denver, Colorado 80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can request these documents by e-mail or through the
                                            OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at:
                                            www.oppenheimerfunds.com
                                            ------------------------
------------------------------------------- ---------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-5586                             The Fund's shares are distributed by:
PR0790.001.1105                                      [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                                             Appendix to Prospectus of
                                       Oppenheimer California Municipal Fund

         Graphic Material included in the Prospectus of Oppenheimer California
Municipal Fund: "Annual Total Returns (Class A) (as of 12/31 each year)":

         A bar chart will be included in the Prospectus of Oppenheimer
California Municipal Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the last ten calendar years, without deducting sales charges or taxes. Set forth below are the relevant data points that will appear on the bar chart.

                           --------------------------------- --------------------------------
                                 Calendar Year Ended              Annual Total Returns
                           --------------------------------- --------------------------------
                           --------------------------------- --------------------------------
                                       12/31/95                          19.76%
                           --------------------------------- --------------------------------
                           --------------------------------- --------------------------------
                                       12/31/96                           4.78%
                           --------------------------------- --------------------------------
                           --------------------------------- --------------------------------
                                       12/31/97                           9.66%
                           --------------------------------- --------------------------------
                           --------------------------------- --------------------------------
                                       12/31/98                           5.91%
                           --------------------------------- --------------------------------
                           --------------------------------- --------------------------------
                                       12/31/99                          -6.54%
                           --------------------------------- --------------------------------
                           --------------------------------- --------------------------------
                                       12/31/00                          12.72%
                           --------------------------------- --------------------------------
                           --------------------------------- --------------------------------
                                       12/31/01                           3.64%
                           --------------------------------- --------------------------------
                           --------------------------------- --------------------------------
                                       12/31/02                           8.41%
                           --------------------------------- --------------------------------
                           --------------------------------- --------------------------------
                                       12/31/03                           5.58%
                           --------------------------------- --------------------------------
                           --------------------------------- --------------------------------
                                       12/31/04                           8.43%
                           --------------------------------- --------------------------------

Oppenheimer California Municipal Fund

6803 South Tucson Way, Centennial, Colorado 80112
1.800.225.5677

Statement of Additional Information dated November 28, 2005

         This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated November 28, 2005. It should be read together with the Prospectus, which may be obtained by writing to the Fund's
Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217 or by calling the Transfer Agent at the toll-free number shown above or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents                                                                    Page

About the Fund
Additional Information About the Fund's Investment Policies and Risks..........
     The Fund's Investment Policies............................................
     Other Investment Techniques and Strategies................................
     Investment Restrictions...................................................
Disclosure of Portfolio Holdings...............................................
How the Fund is Managed .......................................................
     Organization and History..................................................
     Board of Trustees and Oversight Committees................................
     Trustees and Officers of the Fund.........................................
     The Manager...............................................................
Brokerage Policies of the Fund.................................................
Distribution and Service Plans.................................................
Performance of the Fund........................................................

About Your Account
How To Buy Shares..............................................................
How To Sell Shares.............................................................
How to Exchange Shares.........................................................
Dividends, Capital Gains and Taxes.............................................
Additional Information About the Fund..........................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm........................
Financial Statements...........................................................

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objective and the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional
Information contains supplemental information about those policies and the types of securities that the Fund's investment manager, OppenheimerFunds, Inc., (the
"Manager") may select for the Fund. Additional explanations are also provided about the strategies the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Manager uses in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques described below at all times in seeking its objective. It may use some of the special investment techniques and strategies at some times or not at all. The Fund does not make investments with the objective of seeking capital growth, since that would generally be inconsistent with its goal of seeking tax-exempt income. However, the value of the securities held by the Fund may be affected by changes in general interest rates. Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increased after a security was purchased, that security would normally decline in value. Conversely, should interest rates decrease after a security was purchased, normally its value would rise.

         However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the
Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

         There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities. The types of municipal securities in which the Fund may invest are described in the Prospectus under "What Does the Fund Mainly Invest
In" and "About the Fund's Investments". Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

|X| Municipal Bonds. The Fund has classified longer term municipal securities as
"municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" bonds (including "industrial development"
and "private activity" bonds. They may have fixed, variable or floating rates of interest or may be "zero-coupon" bonds, as described below.

         Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time. Typically, that is 5 to 10 years from the issuance date. When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond. If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

|_| General Obligation Bonds. The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing, if any, power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited.
Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

|_| Revenue Bonds. The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state's or local government's proportionate share of the
Tobacco Master Settlement Agreement. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

         Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

|_| Industrial Development Bonds. Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

|_| Mello-Roos Bonds. These are bonds issued under the California Mello-Roos
Community Facilities Act. They are used to finance infrastructure projects, such as roads or sewage treatment plants. In most cases they are secured by real estate taxes levied on property located in the same community as the project.
This type of financing was created in response to statutory limits on real property taxes that were enacted in California. The bonds do not constitute an obligation of a municipal government. Timely payment of principal and interest depends on the ability of the developer of the project or other property owners to pay their real estate taxes. Therefore these bonds are subject to risks of nonpayment as a result of a general economic decline or decline in the real estate market, as well as the credit risk that of the developer.

|_| Private Activity Bonds. Interest on certain Qualified Private Activity
Municipal Securities is excludable from gross income for federal income tax purposes if certain tests are met. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These securities may also be used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such municipal securities is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the security as security for those payments.

         The Tax Reform Act of 1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities. The Tax Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations. Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt. However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes. More stringent restrictions were placed on the use of proceeds of such bonds. Interest on certain private activity bonds is taxable under the revised rules. There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds.

         In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds. The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

         Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the federal alternative minimum tax (discussed below) to which certain taxpayers are subject. The Fund may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) will be subject to the federal alternative minimum tax on individuals and corporations.

         The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero. This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income. The Tax
Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations. Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

         In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

         To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property.
For certain types of uses, a 5% threshold is substituted for this 10% threshold.

         The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit. Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of
5% or $5.0 million of the proceeds. Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the users of such bonds or their use of proceeds of the bonds. If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

         Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue Code
Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a "related person" of such a substantial user. This "substantial user" provision applies primarily to exempt facility bonds, including industrial development bonds. The Fund may invest in industrial development bonds and other private activity bonds.
Therefore, the Fund may not be an appropriate investment for entities which are
"substantial users" (or persons related to "substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Fund.

         A "substantial user" of such facilities is defined generally as a
"non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds. Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

|X| Municipal Notes. Municipal securities having a maturity (when the security is issued) of less than one year are generally known as municipal notes.
Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

|_| Tax Anticipation Notes. These are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

|_| Revenue Anticipation Notes. These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

|_| Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. The long-term bonds that are issued typically also provide the money for the repayment of the notes.

|_| Construction Loan Notes. These are sold to provide project construction financing until permanent financing can be secured. After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

|_| Tax-Exempt Commercial Paper. This type of short-term obligation (usually having a maturity of 270 days or less, is issued by a municipality to meet current working capital needs.

|X| Municipal Lease Obligations. The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

         Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Fund would be limited as described below in
"Illiquid Securities." From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.

         Those guidelines require the Manager to evaluate:
|_|      the frequency of trades and price quotations for such securities;
|_| the number of dealers or other potential buyers willing to purchase or sell
such securities; |_| the availability of market-makers; and |_| the nature of
the trades for such securities.

         While the Fund holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

         Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

         Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities. Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects. Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

         In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.
A default in payment of income would result in a reduction of income to the
Fund. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.

Tobacco Settlement Revenue Bonds. The Fund may invest a significant portion of its assets in tobacco settlement revenue bonds. As of the Fund's fiscal year ended July 31, 2005, 21.3% of the Fund's assets were invested in tobacco revenue settlement bonds.
         Tobacco settlement revenue bonds are secured by an issuing state's proportionate share in the Master Settlement Agreement ("MSA"). The MSA is an
agreement, reached out of court in November 1998 between 46 states and nearly all of the U.S. tobacco manufacturers (approximately 99% of the current combined market share of tobacco manufacturers). The MSA provides for payments annually by the manufacturers to the states and jurisdictions in perpetuity, in exchange for releasing all claims against the manufacturers and a pledge of no further litigation. Tobacco manufacturers pay into a master escrow trust based on their market share, and each state receives a fixed percentage of the payment as set forth in the MSA.

         A number of states have securitized the future flow of those payments by selling bonds pursuant to indentures, some through distinct governmental entities created for such purpose. The bonds are backed by the future revenue flow that is used for principal and interest payments on the bonds. Annual payments on the bonds, and thus risk to the Fund, are highly dependent on the receipt of future settlement payments to the state or its governmental entity, as well as several other factors. The actual amount of future settlement payments, therefore, is dependent on many factors, including, but not limited to, annual domestic cigarette shipments, cigarette consumption, inflation and the financial capability of participating tobacco companies. As a result, payments made by tobacco manufacturers could be negatively impacted if the decrease in tobacco consumption is significantly greater than the forecasted decline. A market share loss by the MSA companies to non-MSA participating tobacco manufacturers would cause a downward adjustment in the payment amounts.
A participating manufacturer filing for bankruptcy also could cause delays or reductions in bond payments. The MSA itself has been subject to legal challenges and has, to date, withstood those challenges.

         On September 21, 2004, a civil trial (United States v. Philip Morris,
et. al.) began in U.S. district court nearly five years after the U.S.
Department of Justice first filed charges against the tobacco industry. The federal government alleges that the major tobacco companies defrauded and misled the American public about the health risks associated with smoking cigarettes.
However, on February 4, 2005, the U.S. Court of Appeals for the District of
Columbia dismissed the specific claim seeking the disgorgement of $280 billion representing past industry profits, and funding for cessation and counter-advertising programs, and release of all industry documents. During final arguments of the case before the U.S. District Court in June 2005, the
U.S. government reduced its demand for damages from the tobacco industry to $14 billion - a significant reduction from the original claim for $280 billion. On
October 17, 2005, the U.S. Supreme Court denied the Department of Justice's petition for certiorari seeking further review of the dismissal of the specific claim seeking disgorgement.

         The named defendant tobacco companies represent approximately 98% of the tobacco industry's market share. The tobacco industry denies any wrongdoing and counters that it has greatly modified its practices, including warning labels on cigarette packs since the 1960s and agreeing to the MSA with the states. A negative outcome to the trial could adversely affect the MSA companies and, in turn, could potentially cause delays or reductions in bond payments by those companies. However, to date, it is not possible to predict the outcome of the litigation.

|X| Ratings of Municipal Securities. Ratings by ratings organizations such as
Moody's Investors Service, Inc. (Moody's"), Standard & Poor's Rating Services, a
division of the McGraw-Hill Companies, Inc. ("S&P"), and Fitch, Inc. ("Fitch")
represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

         Lower grade securities (also referred to as "junk bonds") may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities.
However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

         Subsequent to its purchase by the Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the Fund to sell the security, but the
Manager will consider such events in determining whether the Fund should continue to hold the security. To the extent that ratings given by Moody's,
S&P's, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

         The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account. This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

         A list of the rating categories of Moody's, S&P and Fitch for municipal securities is contained in Appendix A to this Statement of Additional
Information. Because the Fund may purchase securities that are unrated by nationally recognized rating organizations, the Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assigning a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security. However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

Special Considerations Relating to California Municipal Obligations

   Because the Fund focuses its investments primarily on California municipal securities, the value of its portfolio investments will be highly sensitive to events affecting the fiscal stability of the State of California (sometimes referred to in this section as the "State") and its municipalities, authorities and other instrumentalities that issue securities. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information available as of the date of this Statement of
Additional Information primarily from official statements and prospectuses relating to securities offerings of the State, the latest of which is dated
August 30, 2005. Other factors will affect issuers. While the Fund has not independently verified such information, it has no reason to believe that such information is not correct in all material respects. The creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and the State has no responsibility to make payment on such local obligations.

   There have been a number of political developments, voter initiatives, state constitutional amendments and legislation in California in recent years that may affect the ability of the State government and municipal governments to pay interest and repay principal on the securities they have issued. In addition, in recent years, the State of California has derived a significant portion of its revenues from personal income and sales taxes. Because the amount collected from these taxes is particularly sensitive to economic conditions, the State's revenues have been volatile.

   It is not possible to predict the future impact of the legislation and economic considerations described below on the long-term ability of the State of
California or California municipal issuers to pay interest or repay principal on their obligations. In part that is because of possible inconsistencies in the terms of the various laws and Propositions and the applicability of other statutes to these issues. The budgets of California counties and local governments may be significantly affected by state budget decisions beyond their control. The information below about these conditions is only a brief summary, based upon information the Fund has drawn from sources that it believes are reliable. The information provided below is subject to change without notice, and the inclusion of such information herein shall not under any circumstances create any implication that there has been no change in the affairs of the commonwealth of Pennsylvania since the date hereof.

General Economic Conditions

   The economy of the State of California is the largest among the 50 states and one of the largest in the world. This diversified economy has major components in high technology, trade, entertainment, agriculture, tourism, construction and services. The State's rate of economic growth could be adversely affected by developments in these or other sectors of its economy.

   A significant downturn in U.S. stock market prices could adversely affect
California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by, a significant downturn in the performance of the stock markets. For example, the
State estimated that stock market related personal income tax revenue declined from $17.6 billion in fiscal year 2000-01 to $5.2 billion in 2002-03.

   Since early 2001, the State has faced severe financial challenges, which may continue for several years. The State experienced an economic recession in 2001 and a sluggish recovery in 2002 and 2003, weakened exports, and most particularly, large stock market declines. These adverse fiscal and economic factors resulted in a serious erosion of General Fund tax revenues. The three largest General Fund tax sources (personal income, sales and use, and corporate taxes) totaled $72.8 billion in fiscal year 2000-01, $59.7 billion in 2001-02,
$61.9 billion in 2002-03 and $67.2 billion in 2003-04. As of July 2005, such sources were projected to be $74.3 billion in 2004-05 and $79.0 billion in
2005-06.

   It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four county area. The possibility exists that another such earthquake could create a major dislocation of the California economy and significantly affect State and local governmental budgets.

State Budgets

   Prior Years' Financial Results. Following a severe recession beginning in
1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, a slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing occurred through the end of the five fiscal years prior to 2001-02. In 2001-02, revenues dropped by an unprecedented amount compared to the prior year. Revenues from the three largest tax sources were $59.7 billion, a drop of over $13 billion from 2000-01, the vast bulk of which was attributable to reduced personal income taxes from stock option and capital gains activity. Consequently, the Department of Finance estimates that, on a budgetary basis, the General Fund had a $2.1 billion deficit at June 30,
2002.

   2002 Budget Act. The 2002 Budget Act initially forecasted $79.2 billion in
General Fund revenues and transfers and $76.7 billion in expenditures. These revenue estimates proved to be substantially overstated, as expected economic recovery did not occur. Despite mid-year budget adjustment legislation, totaling about $10.4 billion in spending reductions, deferrals and funding transfers
(including a $1.1 billion deferral of K-14 education funding into the 2003-04 fiscal year), California's fiscal condition continued to deteriorate. California ended fiscal year 2002-03 with a $7.5 billion negative fund balance.

   2003 Budget Act. The 2003 Budget Act forecasted $73.4 billion in General Fund revenues and transfers and $71.1 billion in expenditures. However, the budget assumed the issuance of $10.7 billion in fiscal recovery bonds.

   In November 2003, the Governor of the State, Gray Davis, was recalled and replaced by Arnold Schwarzenegger, who proposed an alternative Economic Recovery
Bond measure to address the budget deficit. In March 2004, California voters approved both the issuance of up to $15 billion in Economic Recovery Bonds and a related balanced budget amendment described under "Economic Recovery Bonds"
below.

   According to the 2004 Budget Act, revenues and transfers for 2003-04 were estimated to be $74.6 billion with $75.6 billion in expenditures. As a result of the sale of the Economic Recovery Bonds and the use of the deficit recovery fund
(see below), California ended the fiscal year with a reserve of $1.7 billion.

   2004 Budget Act. The 2004 Budget Act forecasted $77.3 billion in General Fund revenues and transfers and $80.7 billion in expenditures. The June 30, 2005 reserve was projected to be $784 million.

   In a September 2004 report, the Legislative Analyst's Office ("LAO")
concluded that while the 2004 Budget Act "includes significant ongoing savings"
and "makes some progress toward resolving the State's ongoing structural budget shortfall," the 2004 Budget Act, like the 2002 Budget Act and 2003 Budget Act, contains a "significant number of one-time or limited-term solutions" and
"obligates additional spending in future years." The LAO stated that a combination of these factors will likely add to the projected shortfall contained in the previous LAO May Report, and "that substantial additional actions will be needed to bring future budgets into balance."

   One-time savings measures contained in the 2004 Budget Act and highlighted in the LAO September Report included, among others, the use of approximately $2 billion in Economic Recovery Bonds authorized by Proposition 57, the proposed issuance of $929 million in pension obligation bonds, the deferral of $1.2 billion in Proposition 42 transportation spending, the postponement of approximately $200 million of local government mandate payments, and the diversion of property tax revenue from local governments ($1.3 billion for each of fiscal years 2004-05 and 2005-06). The out-year spending highlighted by the
LAO September Report included the repayment of $1.3 billion of the vehicle license fee "gap" loan to local governments due in fiscal year 2006-07, as well as the repayment of Proposition 98 deferrals and certain transportation loans.

   The LAO updated its projections in a November 2004 report to project an imbalance of about $6.7 billion between revenues and expenditures for the fiscal year 2005-06 budget, and a shortfall of nearly $10 billion in fiscal year
2006-07 under the then current-law spending and revenue policies, absent corrective actions. The LAO further stated that, given the size and persistence of this structural budget shortfall, even in the face of an expanding economy and strengthening revenues, "it is unlikely that California will be able to simply `grow its way of this shortfall.'"

   According to the 2005 Budget Act, as of July 2005, General Fund revenues and transfers for fiscal year 2004-05 were projected to be $79.9 billion while expenditures were projected to be $81.7 billion.

   2005 Budget Act. The 2005-06 Governor's Budget, released in January 2005, reported that, in the absence of corrective actions to change existing policies, operating deficits, estimated at $9.1 billion for 2005-06 would continue to be incurred. This budget projected General Fund revenues and transfers for 2005-06 of $83.8 billion, an increase of $3.9 billion compared with revised estimates for 2004-05. General Fund expenditures were projected at $85.7 billion, an increase of $4.0 billion compared with revised estimates for 2004-05. The budget projected to end fiscal year 2005-06 with a $641 million reserve.

   The 2005-06 Budget included $7.0 billion in program reductions and related cost savings in 2005-06. In addition, the budget proposed the issuance of an additional $1.7 billion in Economic Recovery Bonds and a variety of proposals to increase tax revenues by $409 million without tax increases.

   The 2005-06 Budget also proposed several major budget reforms, including modifying Proposition 98 (the State's minimum funding requirement for education), imposing across-the-board budget reductions in the event of fiscal imbalance, consolidating certain outstanding obligations, terminating the
State's right to suspend the automatic transfer of gas tax revenues to special transportation funds, prohibiting the borrowing of special funds to cover
General Fund imbalances and terminating the State's and local government's sponsorship of defined benefit retirement plans. In early April 2005, the
Governor announced that he would not seek, before June 2006, to terminate the
State's and local government's sponsorship of defined benefit retirement plans.

   In its January 12, 2005 report, the LAO observed that while the budget's proposals would address the 2005-06 shortfall, they fall well short of fully addressing the State's ongoing structural imbalances and the budget reform proposals would dramatically reduce the ability of future policy makers to establish budget priorities when addressing future budget shortfalls.

   In February 2005, the LAO released a more expansive analysis of the budget and the Governor's reform proposals. Based on newer data, the LAO projected that revenues would exceed the 2005-06 Governor's Budget forecast by $1.4 billion in
2004-05 and by $800 million in 2005-06. Based on these increased revenue projections, and assuming all the Governor's budget proposals were adopted and nearly all the savings were realized, the LAO projected that the State would end
2005-06 with a general reserve of $2.9 billion ($2.4 billion more than that assumed in the budget estimate).

   The LAO warned that some of the projected savings in the budget were subject to considerable risk, including the assumed sale of $765 million in pension obligation bonds, which is subject to court challenge, $408 million in public employee compensation savings which are dependent on collective bargaining negotiations, and savings from unallocated reductions in State operations in most program areas. The LAO also highlighted other factors that would perpetuate the State's structural deficit, such as the use of $1.7 billion of Economic
Recovery Bond proceeds and the end, in fiscal year 2006-07, of the two year diversion of local property taxes under Senate Amendment No. 4. (see below). In the report, the LAO continued to warn of budget shortfalls in the range of $4 to
$4.5 billion, assuming all the Governor's proposals (or alternative proposals of equal magnitude) were adopted, or of budget deficits in the range of twice that magnitude if such proposals were not adopted.

   In May 2005, the Governor released his revision to the budget proposed in
January 2005. This May Revision projected the State will receive about $4.2 billion in additional revenues (for 2004-05 and 2005-06) from revenues projected in January. The Governor proposed to use these increased resources almost exclusively for one-time purposes. The May Revision would reduce the amount of budgetary debt by $2.5 billion by not issuing the $1.7 billion in Economic
Recovery Bonds proposed by the January budget and by repaying approximately $581 million to local governments related to the reduction in Vehicle License Fee revenue that would have been due in full in 2006-07. In addition, the May
Revision would increase funding of current programs by a net amount of $1.7 billion by restoring the Proposition 42 transfer of General Fund sales taxes to transportation special funds (which the Governor had proposed suspending in the
January budget), restoring funding for the senior citizens' property tax and renters' tax relief programs, and restoring one-time funds for K-14 education
(primarily related to borrowings made in 1995-1996 and 1996-1997).

   The Governor signed the 2005 Budget Act on July 11, 2005 which was substantially in line with the Governor's proposals in the May Revision. The
2005 Budget Act forecasted $84.5 billion in General Fund revenues and transfers and $90.0 billion in expenditures. The 2005 Budget Act projected that by utilizing the prior year's $7.5 billion General Fund balance, the General Fund would end the year with a positive balance of $1.9 billion. The June 30, 2006 reserve was projected to be $641 million. The 2005 Budget Act assumed that the
State would not issue Economic Recovery Bonds or raise taxes.

   Constraints on the Budget Process

   Approved in March 2004 with the State's Economic Recovery Bonds, Proposition
58 requires the State to enact a balanced budget and establish a special reserve in the General Fund and restricts future borrowing to cover budget deficits. As a result of the provisions requiring the enactment of a balanced budget and restricting borrowing, the State would, in some cases, have to take more immediate actions to correct budgetary shortfalls. Beginning with the budget for fiscal year 2004-05, Proposition 58 requires the Legislature to pass a balanced budget and provides for mid-year adjustments in the event that the budget falls out of balance. The balanced budget determination is made by subtracting expenditures from all available resources, including prior-year balances.

   If the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor is authorized to declare a fiscal emergency. He or she would then be required to propose legislation to address the emergency, and call the Legislature into special session to consider that legislation. If the Legislature fails to pass and send to the Governor legislation to address the budget fiscal emergency within 45 days, the
Legislature would be prohibited from acting on any other bills or adjourning in joint recess until such legislation is passed.

   Proposition 58 also requires that a special reserve (the Budget Stabilization
Account) be established in the State's General Fund. Beginning with fiscal year
2006-07, a specified portion of estimated annual General Fund revenues would be transferred by the Controller into the Budget Stabilization Account no later than September 30 of each fiscal year. These transfers would continue until the balance in the Budget Stabilization Account reaches $8 billion or 5 percent of the estimated General Fund revenues for that fiscal year, whichever is greater.
The annual transfer requirement would be in effect whenever the balance falls below the $8 billion or 5 percent target. The annual transfers could be suspended or reduced for a fiscal year by an executive order issued by the
Governor no later than June 1 of the preceding fiscal year.

   Proposition 58 will also prohibit certain future borrowing to cover budget deficits. This restriction applies to general obligation bonds, revenue bonds, and certain other forms of long-term borrowing. The restriction does not apply to certain other types of borrowing, such as (a) short-term borrowing to cover cash shortfalls in the General Fund (including revenue anticipation notes or revenue anticipation warrants currently used by the State), or (b) inter-fund borrowings.

   Future Budgets. It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and
State economic conditions and other factors.

State Indebtedness

   General Obligation Bonds. As of July 1, 2005, the State had approximately
$47.5 billion of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $35.2 billion remained unissued as of that date.

   Initiative measures to issue $3 billion in bonds (California Stem Cell
Research and Cures Act) and to issue $750 million in bonds (Children's Hospital
Projects Bond Act) were approved by the voters in the November 2004 election.

   The Legislature has approved approximately $600 million of new bond authorization, the California Reading and Literacy Improvement and Public
Library Construction and Renovation Bond Act of 2006, to be placed on the June
2006 primary election ballot. A $9.95 billion bond measure for high speed rail projects has been placed on the November 2006 general election ballot.
Additional bond proposals may also be added to the 2006 primary or general election ballots.

   Ratings. As of July 25, 2005, the State's general obligation bonds were rated
A2 by Moody's, A by Standard & Poor's, and A by Fitch Ratings.

   Upon the Governor's approval of the 2005 Budget Act, Fitch Ratings raised the rating on the State's outstanding general obligation bonds to A from A-. Also upgraded, to A- from BBB+, were the ratings on bonds issued by several State agencies but supported by State resources. At the same time, Moody's upgraded the State's general obligation bonds to A2 from A3, while maintaining the
State's positive rating outlook. The upgrade reflects a continuing favorable trend of recovery in the State's economy and tax revenues, better than expected financial performance in 2004-05, and a moderately improved financial outlook for 2005-06 and beyond. The July 2005 rating action by Fitch Ratings and Moody's affects $36.5 billion of outstanding general obligation bonds, $5.7 billion of
General Fund-supported lease revenue bonds, and $2.5 billion of General
Fund-enhanced tobacco settlement bonds.

   It is not presently possible to determine whether, or the extent to which,
Moody's, S&P's or Fitch Ratings will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local
California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

   Economic Recovery Bonds. The California Economic Recovery Bond Act
("Proposition 57") was approved by voters in March 2004. Proposition 57 authorized the issuance of up to $15 billion in Economic Recovery Bonds to finance the negative General Fund reserve balance as of June 30, 2004, and other
General Fund obligations undertaken prior to June 30, 2004.

   Repayment of the Economic Recovery Bonds is secured by a pledge of revenues from a one-quarter cent increase in the State's sales and use tax starting July
1, 2004. Fifty percent, or up to $5 billion of future deposits in the reserve fund created by the Balanced Budget Amendment approved by Proposition 58, may be used to repay the Economic Recovery Bonds. In addition, as voter-approved general obligation bonds, payment of the Economic Recovery Bonds is secured by the State's full faith and credit in the event the dedicated revenue is insufficient to repay the bonds.

   In May and June 2004, the State issued $10.9 billion of Economic Recovery
Bonds, which resulted (due to the sale of bonds at a premium) in the deposit of net proceeds in the General Fund of approximately $11.3 billion. The State may issue the remainder of authorized Economic Recovery Bonds in future fiscal years.

   Commercial Paper Program. Pursuant to the terms of the bank credit agreement presently in effect supporting the State's general obligation commercial paper program, up to $1.5 billion of general obligation commercial paper notes may be outstanding at any time; this amount may be increased or decreased in the future. As of July 1, 2005, the legislative finance committees had authorized the issuance of up to approximately $20.0 billion of commercial paper notes; as of that date approximately $94 million aggregate principal amount of general obligation commercial paper notes was outstanding.

   Lease-Purchase Debt. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. As of July 1, 2005, the State had approximately $7.8 billion of outstanding lease purchase debt.

   Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds.
State agencies and authorities had $47.3 billion aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of July 30, 2005.

   Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State has issued Revenue Anticipation Notes ("RANs") in 19 of the last 20 fiscal years to partially fund timing differences between receipts and disbursements, as the majority of General Fund revenues are received in the last part of the fiscal year. The State expected to issue approximately $3 billion in RANs for the
2005-06 fiscal year.

   Repayment of Energy Loans. The Department of Water Resources (the "DWR")
borrowed money from the General Fund for DWR's power supply program between
January and June 2001. DWR has issued approximately $11.25 billion in revenue bonds in several series and in the fall of 2002 used the net proceeds of the revenue bonds to repay outstanding loans from banks and commercial lenders in the amount of approximately $3.5 billion and a loan from the General Fund in the amount of $6.1 billion plus accrued interest of approximately $500 million.
Issuance of the DWR revenue bonds had been delayed since mid-2001 by a number of factors, including administrative and legal challenges.

   The loans from the General Fund and the banks and commercial lenders financed
DWR's power supply program costs during 2001 that exceeded DWR's revenues from the sale of electricity. The general purpose of the power supply program was to provide to customers of the three major investor-owned electric utilities in the
State (the "IOUs") the portion of their power not provided by the IOUs. The power supply program has become self-supporting and no additional loans from the
General Fund are authorized. As of January 1, 2003, the DWR's authority to enter into new power purchase contracts terminated, and the IOUs resumed responsibility for obtaining electricity for their customers.

   The primary source of money to pay debt service on the DWR revenue bonds will be revenues derived from customers of the IOUs resulting from charges set by the
California Public Utilities Commission. The DWR revenue bonds are not a debt or liability of the State and do not directly, indirectly or contingently obligate the State to levy or to pledge any form of taxation whatever therefor or to make any appropriation for their payment.

   Enhanced Tobacco Settlement Revenue Bonds. In 1998, the State (together with
45 other states and certain U.S. jurisdictions) signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future for monetary damages. Tobacco manufacturers agreed to billions of dollars in payments and restrictions on marketing activities. Under the settlement, the companies agreed to pay California governments approximately $25 billion (subject to adjustments) over a period of
25 years. Payments continue in perpetuity, with current projections of $1.2 billion in 2025, steadily increasing each year to $1.6 billion in 2045. Under a separate Memorandum of Understanding, half of the money will be paid to the
State and half to local governments (all counties and the cities of San Diego,
Los Angeles, San Francisco and San Jose).

   An initial sale of 57.6% of the State's tobacco settlement revenues from July
1, 2003, onward, producing $2.5 billion in revenue was completed in January
2003. A second sale of the remaining amount, which produced $2.3 billion in revenue, was completed in September 2003 (Series 2003B). In August 2005, the
Series 2003B bonds were refinanced, retaining all of the covenants of the original issue. In return, the State was paid a credit enhancement fee of $535 million. The 2003 Budget Act authorizes the Director of Finance to make allocations with legislative notification if tobacco settlement revenues are insufficient to cover the cost of the tobacco securitization program. The
Legislature is not obligated to make any such requested appropriation in the future.

   Tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions and neither the full faith and credit nor the taxing power nor any other assets or revenues of the State or of any political subdivision is or shall be pledged to the payment of any such bonds.

Local Government

   The primary units of local government in California are the counties, ranging in population from 1,200 (Alpine) to approximately 10 million (Los Angeles).
Counties are responsible for the provision of many basic services, including indigent healthcare, welfare, courts, jails and public safety in unincorporated areas. There are also 478 incorporated cities and thousands of other special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition
13" in 1978 and later constitutional amendments, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Proposition 218, another initiative constitutional amendment enacted in 1996, further limited the ability of local governments to impose or raise various taxes, fees, charges and assessments without voter approval.
Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.

   Some local governments in California have experienced notable financial difficulties, including Los Angeles County and Orange County, and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent.

   According to the State, the 2004 Budget Act, related legislation and the enactment of Senate Constitutional Amendment No. 4 (described below) will dramatically change the State-local fiscal relationship. These constitutional and statutory changes implement an agreement negotiated between the Governor and local governments officials (the "State-local agreement") in connection with the
2004 Budget Act. One change relates to the reduction of the vehicle license fee
("VLF") rate from 2 percent to 0.65 percent of the market value of the vehicle.
In order to protect local governments, the reduction in VLF revenue to cities and counties from this rate change will be replaced by an increase in the amount of property tax they receive. Under the State-local agreement and implementing legislation, for fiscal years 2004-05 and 2005-06 only, the replacement property taxes that cities and counties receive will be reduced by $700 million. In future years, local governments will receive the full value of the VLF revenue.
Also for these two fiscal years, redevelopment agencies will be required to shift $250 million to schools, and special districts to shift $350 million, in property tax revenues they would otherwise receive.

   As part of the State-local agreement, Senate Constitutional Amendment No. 4 was enacted by the Legislature and subsequently approved by the voters at the
November 2004 election. Senate Constitutional Amendment No. 4 amends the State
Constitution to, among other things, reduce the Legislature's authority over local government revenue sources by placing restrictions on the State's access to local governments' property, sales, and vehicle license fee revenues as of
November 3, 2004. Beginning with fiscal year 2008-09, the State will be able to borrow up to 8 percent of local property tax revenues, but only if the Governor proclaims such action is necessary due to a severe State fiscal hardship, two-thirds of both houses of the Legislature approves the borrowing and the amount borrowed is required to be paid back within three years. The State also will not be able to borrow from local property tax revenues for more than two fiscal years within a period of 10 fiscal years. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax.

   Senate Constitutional Amendment No. 4 also prohibits the State from mandating activities on cities, counties or special districts without providing for the funding needed to comply with the mandates. Beginning in fiscal year 2005-06, if the State does not provide funding for an activity that has been determined to be mandated, the requirement on cities, counties or special districts to abide by the mandate would be suspended. In addition, Senate Constitutional Amendment
No. 4 expands the definition of what constitutes a mandate to encompass State action that transfers to cities, counties and special districts financial responsibility for a required program for which the State previously had partial or complete responsibility. The State mandate provisions of Senate
Constitutional Amendment No. 4 do not apply to schools or community colleges or to mandates relating to employee rights.

Constitutional, Legislative and Other Factors

   The State is subject to an annual appropriations limit imposed by Article
XIII B of the State Constitution (the "Appropriations Limit"). The
Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

   Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed
"the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not
"proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds. Various types of appropriations are excluded from the
Appropriations Limit.

   The State's Appropriations Limit in each year is based on the Limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility for providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds.

   The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government code Section 7912 requires an estimate of the Appropriations Limit to be included in the
Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

   On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom
Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the
State appropriations funding, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the
K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the
Article XIII B limit to K-14 schools.

   Because of the complexities of Article XIII B, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, it is not possible to predict the impact of this or related legislation on the Bonds in the Fund's portfolio.

   Other Constitutional amendments affecting State and local taxes and appropriations have been proposed from time to time. If any such initiatives were adopted, the State could be pressured to provide additional financial assistance to local Governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent the Article XIII B spending limit would restrain the
State's ability to fund such other programs by raising taxes.

   Future Initiatives. Articles XIII A, XIII B, XIII C and XIII D were each adopted as measures that qualified for the ballot pursuant to the State's initiative process. From time to time, other initiative measures could be adopted that could effect revenues of the State or public agencies within the
State.

   Effect of other State Laws on Bond Obligations.

   Some of the tax-exempt securities that the Fund can invest in may be obligations payable solely from the revenues of a specific institution or secured by specific properties. These are subject to provisions of California law that could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be adversely affected by
State laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property. Debt obligations payable solely from revenues of health care institutions may also be insured by the State but no guarantee exists that adequate reserve funds will be appropriated by the State legislature for such purpose.

   Pending Litigation

   The State of California is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

   On July 15, 2005, Enron Corp., the energy trader that filed for bankruptcy protection, agreed to a settlement with the State to end claims of market manipulation during the California energy crisis of 2000 and 2001. After bankruptcy related adjustments, the State will receive a payment of over $300 million.

         On August 8, 2005, a lawsuit titled California Teachers Association et
al. v. Arnold Schwarzenegger et al. was filed. Plaintiffs - California Teachers
Association, California Superintendent of Public Instruction Jack O'Connell, and
various other individuals - allege that the California Constitution's minimum school funding guarantee was not followed for the 2004-2005 fiscal year and the
2005-06 fiscal year in the aggregate amount of approximately $3.1 billion.
Plaintiffs seek a writ of mandate requiring the State to recalculate the minimum-funding guarantee in compliance with the California Constitution.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time employ the types of investment strategies and investments described below.

|X| Floating Rate and Variable Rate Obligations. Variable rate obligations may have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations.

         The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the 91-day U.S. Treasury
Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity.
The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

         The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

         Floating rate and variable rate demand notes that have a stated
maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days' notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder. Floating rate or variable rate obligations that do not provide for the recovery of principal and interest within seven (7) days are subject to the Fund's limitations on investments in illiquid securities.

         Inverse Floaters. Inverse floaters are a form of derivative investments. "Inverse floaters" are municipal obligations on which the interest rates typically fall as market rates increase and increase as market rates fall.
Inverse floaters are a form of derivative investment. Changes in market interest rates or the floating rate of the security inversely affect the residual interest rate of an inverse floater. As a result, the price of an inverse floater will be considerably more volatile than that of a fixed-rate obligation when interest rates change.

         To provide investment leverage, a municipal issuer might decide to issue two variable rate obligations instead of a single long-term, fixed-rate bond. For example, the interest rate on one obligation reflects short-term interest rates. The interest rate on the other instrument, the inverse floater, reflects the approximate rate the issuer would have paid on a fixed-rate bond, multiplied by a factor of two, minus the rate paid on the short-term instrument.
The two portions may be recombined to create a fixed-rate bond. The Manager might acquire both portions of that type of offering, to reduce the effect of the volatility of the individual securities. This provides the Manager with a flexible portfolio management tool to vary the degree of investment leverage efficiently under different market conditions. The Fund can invest up to 20% of its total assets in inverse floaters.

                  Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax exempt interest rates. As long as the municipal yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond. The Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings. In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock" option.

         Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment. Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the Fund to the risk of short-term interest rate fluctuations.
"Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates. When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful. However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

[GRAPHIC OMITTED][GRAPHIC OMITTED]

|X| When-Issued and Delayed Delivery-Transactions. The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed-delivery" basis. "When-issued" or "delayed-delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

         When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. Normally the settlement date is within six months of the purchase of municipal bonds and notes. However, the Fund may, from time to time, purchase municipal securities having a settlement date more than six months and possibly as long as two years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

         The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

         When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies for its portfolio or for delivery pursuant to options contracts it has entered into, and not for the purposes of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

         At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The
Fund will identify on its books liquid securities at least equal to the value of purchase commitments until the Fund pays for the investment.

         When-issued transactions and forward commitments can be used by the
Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

|X| Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest municipal securities. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

         Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

         The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

|X| Puts and Standby Commitments. The Fund may acquire "stand-by commitments" or
"puts" with respect to municipal securities to enhance portfolio liquidity and to try to reduce the average effective portfolio maturity. These arrangements give the Fund the right to sell the securities at a set price on demand to the issuing broker-dealer or bank. However, securities having this feature may have a relatively lower interest rate.

         When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise. A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

         The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks. The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised. If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

         Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party. The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised. However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

         A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires.
Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

|X| Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities, which meet the credit requirements set by the Fund's Manager from time to time. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value. They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days are subject to the
Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

         Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with the affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

         [GRAPHIC OMITTED][GRAPHIC OMITTED] Borrowing for Leverage. The Fund has
the ability to invest borrowed funds in portfolio securities. This speculative investment technique is known as "leverage." Under its fundamental investment policies, the Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time. Currently, under the Investment
Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowing.
Notwithstanding the preceding sentence, The Fund may also borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. If the value of the Fund's assets fails to meet this 300% asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

         The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

         In addition, pursuant to an exemptive order issued by the SEC to
Citicorp North America, Inc. ("Citicorp"), the Fund also has the ability to borrow, subject to the limits established by its investment policies, from commercial paper and medium-term note conduits administered by Citicorp that issue promissory notes to fund loans to investment companies such as the Fund.
These loans may be secured by assets of the Fund, so long as the Fund's policies permit it to pledge its assets to secure a debt. Liquidity support for these loans will be provided by banks obligated to make loans to the Fund in the event the conduit or conduits are unable or unwilling to make such loans. The Fund will have the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice. As a borrower under a conduit loan facility, the Fund maintains rights and remedies under state and federal law comparable to those it would maintain with respect to a loan from a bank.

         Illiquid Securities and Restricted Securities. The Fund has percentage limitations that apply to purchases of illiquid securities, as stated in the
Prospectus. The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.
Illiquid securities include repurchase agreements maturing in more than seven days. Under the policies and procedures established by the Fund's Board of
Trustees, the Manager determines the liquidity of certain of the Fund's investments and monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to meet percentage restrictions. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities.
When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund may also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

|X| Loans of Portfolio Securities. To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions approved by the Fund's Board of
Trustees. These loans are limited to not more than 25% of the value of the
Fund's total assets. The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

         There are risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

         When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities, It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and (c)
interest on short-term debt securities purchased with the loan collateral.
Either type of interest may be shared with the borrower. The Fund may pay reasonable finder's, administrative or other fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the
Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

[GRAPHIC OMITTED][GRAPHIC OMITTED] Other Derivative Investments.

         Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises.
An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

|X| Hedging. The Fund may use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate
selling securities for investment reasons. To do so, the Fund may: |_| sell
interest rate futures or municipal bond index futures, |_| buy puts on such
futures or securities, or
              |_| write covered calls on securities, broadly-based municipal
                  bond indices, interest rate futures or municipal bond index futures. Covered calls may also be written on debt securities to attempt to increase the Fund's income, but that income
                  would not be tax-exempt. Therefore it is unlikely that the
                  Fund would write covered calls for that purpose.

         The Fund may also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund will normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund
may: |_| buy interest rate futures or municipal bond index futures, or |_| buy
calls on such futures or on securities.

         The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The
Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's investment activities in the underlying cash market.
The particular hedging instruments the Fund can use are described below. The
Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

|X| Futures. The Fund may buy and sell futures contracts relating to debt securities (these are called "interest rate futures"), and municipal bond indices (these are referred to as "municipal bond index futures").

         An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the futures position.

         A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts. Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash. The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

         Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to the expiration of the future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any gain or loss is then realized by the Fund on the future for tax purposes. Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction. All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

         The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold. For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future).
The Fund would benefit if municipal bonds outperform U.S. Treasury Bonds on a duration-adjusted basis.

         Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates
(measured by each 1% change in the rates on U.S. Treasury securities). For example, if a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the value of the bond to decline about 3%. There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to
U.S. Treasury Bonds might have been greater than anticipated).

|X|      Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options
(calls). These strategies are described below.

|_|      Writing Covered Call Options. The Fund may write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1)      After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)      Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ(R), the automated quotation system of The NASDAQ(R) Stock Market, Inc. or traded in the over-the-counter market.

(3)                   Each call the Fund writes must be "covered" while it is
                      outstanding. That means the Fund must own the investment
                      on which the call was written.
(4)                   The Fund may write calls on futures contracts whether or
                      not it owns them.

         When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has retained the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives.
If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

         The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the
Fund has written calls traded on exchanges, or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

         When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker. The SEC is evaluating whether
OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

         The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the future. Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

|_| Purchasing Puts and Calls. The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It may also buy calls to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ, or traded in the over-the-counter market. A call or put option may not be purchased if the purchase would cause the value of all the Fund's put and call options to exceed 5% of its total assets.

         When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.
The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call. If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment.

         Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

         The Fund may buy only those puts that relate to securities that the
Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures).

         When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment. A put may be sold prior to expiration
(whether or not at a profit).

|X| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns.

         The Fund's option activities may affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund may cause the
Fund to sell related portfolio securities, thus increasing its turnover rate.
The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund may pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Such commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

         There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities. The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market)
prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of debt securities held in the Fund's portfolio may decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities. However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index.
To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. All participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

         The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market may decline. If the Fund then concludes not to invest in such securities because of concerns that there may be further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.

         An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option. If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised. The
Fund might experience losses if it could not close out a position because of an illiquid market for a future or option.

|X| Interest Rate Swap Transactions. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they may swap a right to receive floating rate payments for fixed rate payments. The Fund enters into swaps only on securities it owns. The Fund may not enter into swaps with respect to more than
25% of its total assets. Also, the Fund will segregate liquid assets (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed. Income from interest rate swaps may be taxable.

         Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it. Credit risk arises from the possibility that the counterparty will default. If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the
Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

         The Fund will enter into swap transactions with appropriate counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty may terminate the swaps with that party. Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

|X| Regulatory Aspects of Hedging Instruments. The Commodities Futures Trading
Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act
("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this statement of additional information.

         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under interpretations of staff members of the SEC regarding applicable provisions of the Investment Company Act, when the Fund purchases an interest rate future or municipal bond index future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by its custodian bank.

|X|      Temporary Defensive and Interim Investments. The securities the Fund may invest in for temporary defensive purposes include the following:
|_|      short-term municipal securities;
|_|      obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
|_|      corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
|_|      commercial paper rated "A-1" by S&P, or a comparable rating by another nationally recognized rating agency;
                  and
|_|      certificates of deposit of domestic banks with assets of $1 billion or more.

         The Fund also might hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. The income from some of the temporary defensive or interim investments may not be tax-exempt. Therefore, when making those investments, the Fund might not achieve its objective.

|X| Portfolio Turnover. A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

         The Fund ordinarily does not trade securities to achieve short-term capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Fund believes such disposition advisable or it needs to generate cash to satisfy requests to redeem
Fund shares. In those cases, the Fund may realize a capital gain or loss on its investments. The Fund's annual portfolio turnover rate normally is not expected to exceed 100%. The Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during the past five fiscal years.

|X| Taxable Investments. While the Fund can invest up to 20% of its total assets in investments that generate income subject to income taxes, it does not anticipate investing substantial amounts of its assets in taxable investments under normal market conditions or as part of its normal trading strategies and policies. To the extent it invests in taxable securities, the Fund would not be able to meet its objective of providing tax exempt income to its shareholders.
Taxable investments include, for example, hedging instruments, repurchase agreements, and many of the types of securities the Fund would buy for temporary defensive purposes. The Fund can invest in short-term municipal securities for defensive purposes.

Investment Restrictions

|X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the
Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of:

|_|               67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
|_|      more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

|X|      Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:

|_| The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

|_| The Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

|_| The Fund cannot invest 25% or more of its total assets in any one industry.
That limit does not apply to securities issued or guaranteed by the U.S.
government or its agencies and instrumentalities or securities issued by investment companies. Nor does that limit apply to municipal securities in general or to California Municipal Securities.

|_| The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|      The Fund may not underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

|_| The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

         Unless the Prospectus or Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). In that case the Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

Non-Diversification of the Fund's Investments. The Fund is "non-diversified" as defined in the Investment Company Act. Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer." That means that the Fund can invest more of its assets in the securities of a single issuer than a fund that is diversified.

         Being non-diversified poses additional investment risks, because if the
Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers. However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company"
under the Internal Revenue Code. By qualifying, it does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders.
To qualify, the Fund must meet a number of conditions. First, not more than 25%
of the market value of the Fund's total assets may be invested in the securities of a single issuer. Second, with respect to 50% of the market value of its total assets, (1) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.

         The identification of the issuer of a municipal security depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating it and the security is backed only by the assets and revenues of the subdivision, agency, authority or instrumentality, the latter would be deemed to be the sole issuer. Similarly, if an industrial development bond is backed only by the assets and revenues of the non-governmental user, then that user would be deemed to be the sole issuer.
However, if in either case the creating government or some other entity guarantees a security, the guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

Applying the Restriction Against Concentration. To implement its policy not to concentrate its investments, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. Those industry classifications are not a fundamental policy.

         In implementing the Fund's policy not to concentrate its investments, the Manager will consider a non-governmental user of facilities financed by industrial development bonds as being in a particular industry. That is done even though the bonds are municipal securities, as to which the Fund has no concentration limitation. Although this application of the concentration restriction is not a fundamental policy of the Fund, it will not be changed without shareholder approval.

|X|  Does the Fund Have Any Other  Restrictions  That Are Not  Fundamental?  The
     following investment restrictions are non-fundamental policies of the Fund.

|_| The Fund cannot invest in securities of other investment companies, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules and regulations may be amended or interpreted from time to time.

Disclosure of Portfolio Holdings. The Fund has adopted policies and procedures concerning the dissemination of information by employees, officers and/or directors of the Investment Advisor, Distributor, and Transfer Agent. These
policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o        Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q, which are publicly available at the SEC. In addition, the top 10 or more holdings are posted on the OppenheimerFunds' website at www.oppenheimerfunds.com in the "Fund Profiles" section. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

         Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

         The Fund, the Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and their subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be
"compensation" or "consideration" for these purposes. It is a violation of the
Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

         A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

         Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than
30-days after the relevant month-end, subject to the procedures below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o        The third-party recipient must first submit a request for release of
         Fund portfolio holdings, explaining the business reason for the request;
o        Senior officers (a Senior Vice President or above) in the Manager's
         Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o        The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

         The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o        Employees of the Fund's Manager, Distributor and Transfer Agent who
         need to have access to such information (as determined by senior officers of such entity),
o The Fund's independent registered public accounting firm, o Members of the
Fund's Board and the Board's legal counsel, o The Fund's custodian bank, o A proxy voting service designated by the Fund and its Board, o Rating/ranking organizations (such as Lipper and Morningstar), o Portfolio pricing services retained by the Manager to provide portfolio security prices, and o Dealers, to obtain bids (price quotations, if securities are not priced by the Fund's regular pricing
         services).

         Portfolio holdings information of a Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.
Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

         Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o        Brokers and dealers in connection with portfolio transactions (purchases and sales)

o        Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)

o        Dealers to obtain price quotations where the Fund is not identified as the owner

         Portfolio holdings information (which may include information on the
Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager,
Distributor, or Transfer Agent, in the following circumstances:

o        Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o        Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o        To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o        To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),

o Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

         Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

         The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

         The Chief Compliance Officer of the Fund and the Manager, Distributor,
and Transfer Agent (the "CCO") shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

         The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

               -------------------------------------------- -------------------------------------
               A.G. Edwards & Sons Keijser Securities
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               ABG Securities                               Kempen & Co. USA Inc.
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               ABN AMRO                                     Kepler Equities/Julius Baer Sec
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Advest                                       KeyBanc Capital Markets
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               AG Edwards                                   Leerink Swan
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               American Technology Research                 Legg Mason
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Auerbach Grayson                             Lehman
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Banc of America Securities                   Lehman Brothers
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Barclays                                     Lipper
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Baseline                                     Loop Capital Markets
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Bear Stearns                                 MainFirst Bank AG
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Belle Haven                                  Makinson Cowell US Ltd
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Bloomberg                                    Maxcor Financial
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               BNP Paribas                                  Merrill
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               BS Financial Services                        Merrill Lynch
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Buckingham Research Group                    Midwest Research
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Caris & Co.                                  Mizuho Securities
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               CIBC World Markets                           Morgan Stanley
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Citigroup                                    Morningstar
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Citigroup Global Markets                     Natexis Bleichroeder
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Collins Stewart                              Ned Davis Research Group
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Craig-Hallum Capital Group LLC               Nomura Securities
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Credit Agricole Cheuvreux N.A. Inc.          Pacific Crest
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Credit Suisse First Boston                   Pacific Crest Securities
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Daiwa Securities                             Pacific Growth Equities
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Davy                                         Petrie Parkman
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Deutsche Bank                                Pictet
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Deutsche Bank Securities                     Piper Jaffray Inc.
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Dresdner Kleinwort Wasserstein               Plexus
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Emmet & Co                                   Prager Sealy & Co.
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Empirical Research                           Prudential Securities
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Enskilda Securities                          Ramirez & Co.
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Essex Capital Markets                        Raymond James
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Exane BNP Paribas                            RBC Capital Markets
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Factset                                      RBC Dain Rauscher
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Fidelity Capital Markets                     Research Direct
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Fimat USA Inc.                               Robert W. Baird
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               First Albany                                 Roosevelt & Cross
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               First Albany Corporation                     Russell Mellon
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Fixed Income Securities                      Ryan Beck & Co.
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Fortis Securities                            Sanford C. Bernstein
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Fox-Pitt, Kelton                             Scotia Capital Markets
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Friedman, Billing, Ramsey                    SG Cowen & Co.
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Fulcrum Global Partners                      SG Cowen Securities
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Garp Research                                Soleil Securities Group
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               George K Baum & Co.                          Standard & Poors
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Goldman                                      Stone & Youngberg
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Goldman Sachs                                SWS Group
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               HSBC                                         Taylor Rafferty
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               HSBC Securities Inc                          Think Equity Partners
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               ING Barings                                  Thomas Weisel Partners
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               ISI Group                                    UBS
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Janney Montgomery                            Wachovia
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Jefferies                                    Wachovia Corp
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Jeffries & Co.                               Wachovia Securities
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               JP Morgan                                    Wescott Financial
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               JP Morgan Securities                         William Blair
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               JPP Eurosecurities                           Yieldbook
               -------------------------------------------- -------------------------------------
               -------------------------------------------- -------------------------------------
               Keefe, Bruyette & Woods
               -------------------------------------------- -------------------------------------

How the Fund is Managed

Organization and History. The Fund is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in July 1988.

|X| Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

         The Fund currently has three classes of shares: Class A, Class B and
Class C. All classes invest in the same investment portfolio. Each class of shares: o has its own dividends and distributions, o pays certain expenses which may be different for the different classes, o may have a different net asset value, o may have separate voting rights on matters in which interests of one class are different from interests of
              another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

|X| Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

|X| Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Fund)
to be held personally liable as a "partner" under certain circumstances.
However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.
Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee, a Governance Committee and a Proxy Committee. The Audit Committee is
comprised solely of Trustees who are not "interested persons" under the
Investment Company Act (the "Independent Trustees"). The members of the Audit
Committee are Joel W. Motley (Chairman), Mary F. Miller, Kenneth A. Randall and
Joseph M. Wikler. The Audit Committee held 6 meetings during the Fund's fiscal year ended July 31, 2005. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal
Audit Department: (iv) maintaining a separate line of communication between the
Fund's independent Auditors and the Independent Trustees; (v) reviewing the independence of the Fund's independent Auditors; and (vi) pre-approving the provision of any audit and non-audit services by the Fund's independent
Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley
Act, to the Fund, the Manager and certain affiliates of the Manager.

         The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Brian F.
Wruble. The Regulatory & Oversight Committee held 6 meetings during the Fund's fiscal year ended July 31, 2005. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the
Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Regulatory &
Oversight Committee's Charter.

         The members of the Governance Committee are Robert G. Galli (Chairman),
Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I. Wold. The Governance
Committee held 7 meetings during the Fund's fiscal year ended July 31, 2005. The
Governance Committee reviews the Fund's contractual arrangements, including the
Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance Committee's Charter.

                  The Governance Committee's functions also include the
selection and nomination of Trustees, including Independent Trustees for election. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full
Board elects new Trustees except for those instances when a shareholder vote is required.

         To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance Committee will consider nominees recommended by Independent Board members or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008, to the attention of the Board of Trustees of Oppenheimer California Municipal Fund, c/o the Secretary of the Fund.

         Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual
Life Insurance Company (the parent company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the
Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable
SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Governance Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

         The members of the Proxy Committee are Russell S. Reynolds Jr.
(Chairman), Matthew P. Fink and Mary F. Miller. The Proxy Committee held 1 meeting during the Fund's fiscal year ended July 31, 2005. The Proxy Committee provides the Board with recommendations for proxy voting of portfolio securities held by the Fund and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an Independent Trustee. All of the
Trustees are also trustees or directors of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals                              Oppenheimer International Small Company Fund
Oppenheimer AMT-Free New York Municipals                     Oppenheimer International Value Fund
Oppenheimer Balanced Fund                                    Oppenheimer Limited Term California Municipal Fund
Oppenheimer California Municipal Fund                        Oppenheimer Money Market Fund, Inc.
Oppenheimer Dividend Growth Fund                             Oppenheimer International Value Fund
Oppenheimer Emerging Growth Fund                             Oppenheimer Limited Term California Municipal Fund
Oppenheimer Emerging Technologies Fund                       Oppenheimer Money Market Fund, Inc.
Oppenheimer Enterprise Fund                                  Oppenheimer Multi-State Municipal Trust
Oppenheimer Global Fund                                      Oppenheimer Portfolio Series
Oppenheimer Global Opportunities Fund                        Oppenheimer Series Fund, Inc.

Oppenheimer Gold & Special Minerals Fund                     OFI Tremont Core Strategies Hedge Fund
Oppenheimer Growth Fund                                      OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Diversified Fund                   Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer International Growth Fund                        Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer International Large Cap Core Fund                Oppenheimer U.S. Government Trust

         In addition to being a trustee or director of the Board I Funds,
Messrs. Galli and Wruble are directors or trustees of ten other portfolios, and
Messrs. Wikler and Wold are trustees of one other portfolio, in the
OppenheimerFunds complex.

         Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.

         Messrs. Fielding, Loughran, Cottier, Willis, Gillespie, Murphy,
Petersen, Vandehey, Vottiero, Wixted and Zack, and Mss. Bloomberg and Ives, who
are officers of the Fund, hold the same offices with one or more of the other
Board I Funds. As of October 31, 2005, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the
Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the
Fund listed above. In addition, none of the Independent Trustees (nor any of their immediate family members), owns securities of either the Manager or
Distributor of the Board I Funds or any entity directly or indirectly controlling, controlled by or under common control with the Manager or
Distributor.

|X| Affiliated Transactions and Material Business Relationships. Mr. Reynolds
has reported he has a controlling interest in The Directorship Group, Inc. (the
"Directorship Group"), a director recruiting firm that provided consulting services to Massachusetts Mutual Life Insurance Company (which controls the
Manager) for fees of $137,500 for calendar year ended December 31, 2002. Mr.
Reynolds reported that The Directorship Group did not provide consulting services to Massachusetts Mutual Life Insurance Company during the calendar year ended December 31, 2003 and 2004, and does not expect to provide any such services in the calendar year ending December 31, 2005.

         The Independent Trustees have unanimously (except for Mr. Reynolds, who abstained) determined that the consulting arrangements between the Directorship
Group and Massachusetts Mutual Life Insurance Company were not material business or professional relationships that would compromise Mr. Reynolds's status as an
Independent Trustee. Nonetheless, to assure certainty as to determinations of the Board and the Independent Trustees as to matters upon which the Investment
Company Act or the rules thereunder require approval by a majority of
Independent Trustees, Mr. Reynolds will not be counted for purposes of determining whether a quorum of Independent Trustees was present or whether a majority of Independent Trustees approved the matter.

         Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds
("Supervised Funds"). Ms. Miller was elected to certain Board I Funds during
2004 and did not hold shares of Board I Funds during the calendar year ended
December 31, 2004. Mr. Fink was elected to the Board I Funds in 2005 and did not hold shares of Board I Funds during the calendar year ended December 31, 2004.
The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------------------
                              Independent Trustees
-------------------------------------------------------------------------------------------------------------------------
------------------------------ --------------------------------------------------------- --------------- ----------------

Name,                          Principal Occupation(s) During the Past 5 Years;          Dollar Range    Aggregate

                                                                                                         Dollar Range
                                                                                                         Of Shares
                                                                                         of Shares       Beneficially
Position(s) Held with Fund,    Other Trusteeships/Directorships Held by Trustee ;        Beneficially    Owned in
Length of Service,             Number of Portfolios in Fund Complex Currently Overseen   Owned in the    Supervised
Age                            by Trustee                                                Fund            Funds
------------------------------ --------------------------------------------------------- --------------- ----------------
------------------------------ --------------------------------------------------------- --------------------------------
                                                                                             As of December 31, 2004
------------------------------ --------------------------------------------------------- --------------------------------
------------------------------ --------------------------------------------------------- --------------- ----------------
Clayton K. Yeutter, Chairman   Director of American Commercial Lines (barge company)     None            Over $100,000

of the Board of Trustees       (since January 2005); Attorney at Hogan & Hartson (law
since 2003;                    firm) (since June 1993); Director of Covanta Holding
Trustee since 1993             Corp. (waste-to-energy company) (since 2002); Director
Age: 74                        of Weyerhaeuser Corp. (1999-April 2004); Director of

               Caterpillar, Inc. (1993-December 2002); Director of
                               ConAgra Foods (1993-2001); Director of Texas
                               Instruments (1993-2001); Director of FMC
                               Corporation (1993-2001). Oversees 38 portfolios
                               in the OppenheimerFunds complex.
------------------------------ --------------------------------------------------------- --------------- ----------------
------------------------------ --------------------------------------------------------- --------------- ----------------
Matthew P. Fink,               Trustee of the Committee for Economic Development         None            None
Trustee since 2005             (policy research foundation) (since 2005); Director of
Age: 64                        ICI Education Foundation (education foundation) (since
               October 1991); President of the Investment Company
                               Institute (trade association) (1991-2004);
                               Director of ICI Mutual Insurance Company
                               (insurance company) (1991-2004). Oversees 38
                               portfolios in the OppenheimerFunds complex.
------------------------------ --------------------------------------------------------- --------------- ----------------
------------------------------ --------------------------------------------------------- --------------- ----------------
Robert G. Galli,               A trustee or director of other Oppenheimer funds.         None            Over $100,000
Trustee since 1993             Oversees 48 portfolios in the OppenheimerFunds complex.
Age: 72
------------------------------ --------------------------------------------------------- --------------- ----------------
------------------------------ --------------------------------------------------------- --------------- ----------------

Phillip A. Griffiths,          Director of GSI Lumonics Inc. (precision medical          None            Over $100,000
Trustee, since 1999            equipment supplier) (since 2001); Trustee of Woodward
Age: 67                        Academy (since 1983); Senior Advisor of The Andrew W.

                               Mellon Foundation (since 2001); Member of the
                               National Academy of Sciences (since 1979); Member
                               of the American Philosophical Society (since
                               1996); Council on Foreign Relations (since 2002);
                               Director of the Institute for Advanced Study
                               (1991-2004); Director of Bankers Trust New York
                               Corporation (1994-1999). Oversees 38 portfolios
                               in the OppenheimerFunds complex.
------------------------------ --------------------------------------------------------- --------------- ----------------
------------------------------ --------------------------------------------------------- --------------- ----------------

Mary F. Miller,                Trustee of the American Symphony Orchestra                None            None
Trustee since 2004             (not-for-profit) (since October 1998); and Senior Vice
Age: 63                        President and General Auditor of American Express
                               Company (financial services company) (July
                               1998-February 2003). Oversees 38 portfolios in
                               the OppenheimerFunds complex.

------------------------------ --------------------------------------------------------- --------------- ----------------
------------------------------ --------------------------------------------------------- --------------- ----------------

Joel W. Motley,                Director of Columbia Equity Financial Corp.               None            Over $100,000
Trustee since 2002             (privately-held financial adviser) (since 2002);
Age: 53                        Managing Director of Carmona Motley, Inc.

                               (privately-held financial adviser) (since January

                               2002); Managing Director of Carmona Motley
                               Hoffman Inc. (privately-held financial adviser)
                               (January 1998-December 2001); Member of the
                               Finance and Budget Committee of the Council on
                               Foreign Relations, the Investment Committee of
                               the Episcopal Church of America, the Investment
                               Committee of Human Rights Watch and the
                               Investment Committee of Historic Hudson Valley..
                               Oversees 38 portfolios in the OppenheimerFunds
                               complex.

------------------------------ --------------------------------------------------------- --------------- ----------------
------------------------------ --------------------------------------------------------- --------------- ----------------
Kenneth A. Randall, Trustee    Director of Dominion Resources, Inc. (electric utility    None            Over $100,000
since 1988                     holding company) (since February 1972); Former Director
Age: 78                        of Prime Retail, Inc. (real estate investment trust),
                               Dominion Energy Inc. (electric power and oil & gas
             producer), Lumbermens Mutual Casualty Company, American
             Motorists Insurance Company and American Manufacturers
              Mutual Insurance Company; Former President and Chief
                               Executive Officer of The Conference Board, Inc.
                               (international economic and business research).
                               Oversees 38 portfolios in the OppenheimerFunds complex.
------------------------------ --------------------------------------------------------- --------------- ----------------
------------------------------ --------------------------------------------------------- --------------- ----------------
Russell S. Reynolds, Jr.,      Chairman of The Directorship Search Group, Inc.           None            Over $100,000
Trustee since 1989             (corporate governance consulting and executive
Age: 73                        recruiting) (since 1993); Life Trustee of International
                               House (non-profit educational organization);
                               Former Trustee of The Historical Society of the
                               Town of Greenwich. Oversees 38 portfolios in the
                               OppenheimerFunds complex.
------------------------------ --------------------------------------------------------- --------------- ----------------
------------------------------ --------------------------------------------------------- --------------- ----------------
Joseph M. Wikler,              Director of the following medical device companies:       None            $50,001-$100,000
Trustee since August 2005      Medintec (since 1992) and Cathco (since 1996); Director
Age: 64                        of Lakes Environmental Association (since 1996); Member
                               of the Investment Committee of the Associated Jewish
                               Charities of Baltimore (since 1994); Director of
               Fortis/Hartford mutual funds (1994-December 2001).
                               Oversees 39 portfolios in the OppenheimerFunds
complex.
------------------------------ --------------------------------------------------------- --------------- ----------------
------------------------------ --------------------------------------------------------- --------------- ----------------

Peter I. Wold,                 President of Wold Oil Properties, Inc. (oil and gas       None            Over $100,000

Trustee since August 2005      exploration and production company) (since 1994); Vice
Age: 57                        President, Secretary and Treasurer of Wold Trona
                               Company, Inc. (soda ash processing and production)
                               (since 1996); Vice President of Wold Talc Company, Inc.
                               (talc mining) (since 1999); Managing Member of
                               Hole-in-the-Wall Ranch (cattle ranching) (since 1979);
                               Director and Chairman of the Denver Branch of the
                               Federal Reserve Bank of Kansas City (1993-1999); and
                               Director of PacifiCorp. (electric utility) (1995-1999).
                               Oversees 39 portfolios in the OppenheimerFunds complex.
------------------------------ --------------------------------------------------------- --------------- ----------------
------------------------------ --------------------------------------------------------- --------------- ----------------

Brian F. Wruble,               General Partner of Odyssey  Partners,  L.P. (hedge fund)  None            Over $100,000
Trustee since 2005             (since  September  1995);   Director  of  Special  Value
Age: 62                        Opportunities Fund, LLC (registered  investment company)
              (since September 2004); Director of Zurich Financial
              Investment Advisory Board (affiliate of the Manager's
                               parent   company)   (since  October   2004);   Board  of
                  Governing Trustees of The Jackson Laboratory
                               (non-profit) (since August 1990); Trustee of the
                               Institute  for Advanced  Study  (non-profit  educational
             institute) (since May 1992); Special Limited Partner of
                Odyssey Investment Partners, LLC (private equity
              investment) (January 1999-September 2004); Trustee of
               Research Foundation of AIMR (2000-2002) (investment
             research, non-profit); Governor, Jerome Levy Economics
             Institute of Bard College (August 1990-September 2001)
               (economics research); Director of Ray & Berendtson,
               Inc. (May 2000-April 2002) (executive search firm).
                               Oversees 48 portfolios in the OppenheimerFunds
complex.

------------------------------ --------------------------------------------------------- --------------- ----------------

         The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY
10281-1008. Mr. Murphy serves as Trustee for an indefinite term and as an Officer for an annual term, or until his resignation, retirement, death or removal. Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager and as a shareholder of its parent company.

---------------------------------------------------------------------------------------------------------------------------
                                              Interested Trustee and Officer
---------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------

Name,                         Principal Occupation(s) During the Past 5 Years;             Dollar Range    Aggregate

                                                                                                           Dollar Range
                                                                                                           Of Shares
                                                                                           of Shares       Beneficially
Position(s) Held with Fund,   Other Trusteeships/Directorships Held by Trustee ;           Beneficially    Owned in

Length of Service             Number of Portfolios in Fund Complex Currently Overseen by   Owned in the    Supervised

Age                           Trustee                                                      Fund            Funds
----------------------------- ------------------------------------------------------------ --------------- ----------------
----------------------------- ------------------------------------------------------------ --------------------------------
                                                                                               As of December 31, 2004
----------------------------- ------------------------------------------------------------ --------------------------------
----------------------------- ------------------------------------------------------------ --------------- ----------------
John V. Murphy, President     Chairman, Chief Executive Officer and Director (since June   None             Over $100,000
and Trustee,                  2001) and President (since September 2000) of the Manager;

since 2001                    President and a director or trustee of other Oppenheimer
Age: 56                       funds; President and Director of Oppenheimer Acquisition
                              Corp. ("OAC") (the Manager's parent holding company) and
                              of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of
                              OppenheimerFunds Distributor, Inc. (subsidiary of the
                              Manager) (since November 2001); Chairman and Director of
                              Shareholder Services, Inc. and of Shareholder Financial
                              Services, Inc. (transfer agent subsidiaries of the
                              Manager) (since July 2001); President and Director of
                              OppenheimerFunds Legacy Program (charitable trust program
                              established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the
                              Manager: OFI Institutional Asset Management, Inc.,
                              Centennial Asset Management Corporation, Trinity
                              Investment Management Corporation and Tremont Capital
                              Management, Inc. (since November 2001), HarbourView Asset
                              Management Corporation and OFI Private Investments, Inc.
                              (since July 2001); President (since November 1, 2001) and
                              Director (since July 2001) of Oppenheimer Real Asset
                              Management, Inc.; Executive Vice President of
                              Massachusetts Mutual Life Insurance Company (OAC's parent
                              company) (since February 1997); Director of DLB
                              Acquisition Corporation (holding company parent of Babson
                              Capital Management LLC) (since June 1995); Member of the
                              Investment Company Institute's Board of Governors (since
                              October 3, 2003); Chief Operating Officer of the Manager
                              (September 2000-June 2001); President and Trustee of MML
                              Series Investment Fund and MassMutual Select Funds
                              (open-end investment companies) (November 1999-November
                              2001); Director of C.M. Life Insurance Company (September
                              1999-August 2000); President, Chief Executive Officer and
                              Director of MML Bay State Life Insurance Company
                              (September 1999-August 2000); Director of Emerald Isle
                              Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees
                              77 portfolios in the OppenheimerFunds complex as a
                              director or trustee and officer and an additional 10
                              portfolios as an officer.

----------------------------- ------------------------------------------------------------ --------------- ----------------

         The addresses of the officers in the chart below are as follows: for Messrs. Fielding, Loughran, Cottier,
Willis, Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, 11th Floor, New York,
NY 10281-1008, for Messrs. Petersen, Vandehey, Vottiero, and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, CO
80112-3924. Each Officer serves for an annual term or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------------------
                                                   Officers of the Fund
---------------------------------------------------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Name,                                   Principal Occupation(s) During Past 5 Years
Position(s) Held with Fund
Length of Service,
Age
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Ronald H. Fielding,                     Senior Vice President of the Manager since January 1996; Chairman of the
Vice President and Portfolio Manager Rochester Division of the Manager since
January 1996; an officer of 10 portfolios since 2002 in the OppenheimerFunds complex.
Age: 56
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Daniel G. Loughran, Vice President of the Rochester Division of the Manager
since January 1996; Vice President and Portfolio Manager senior research analyst of OppenheimerFunds, Inc. (1994 - 1999).
since 2002
Age: 42

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Scott Cottier,                          Vice President of the Manager since 2002; portfolio manager and trader at Victory
Vice President since 2005               Capital Management (1999-2002); an officer of 8 portfolios in the
Age: 34                                 OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Troy Willis,                            Assistant Vice President of the Manager since July 2005; Associate Portfolio
Vice President  since 2005              Manager of the Manager since 2003; corporate attorney for Southern Resource Group
Age: 33                                 (1999-2003); an officer of 8 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Mark S. Vandehey,                       Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief Compliance     2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2004                      Management Corporation and Shareholder Services, Inc. (since June 1983). Former
Age: 55                                 Vice President and Director of Internal Audit of the Manager (1997-February
                                        2004). An officer of 87 portfolios in
the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Brian W. Wixted,                        Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer since 1999                    of the following: HarbourView Asset Management Corporation, Shareholder Financial
Age: 46                                 Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                        Corporation, and Oppenheimer Partnership
                                        Holdings, Inc. (since March 1999), OFI
                                        Private Investments, Inc. (since March
                                        2000), OppenheimerFunds International
                                        Ltd. (since May 2000), OppenheimerFunds
                                        plc (since May 2000), OFI Institutional
                                        Asset Management, Inc. (since November
                                        2000), and OppenheimerFunds Legacy
                                        Program (charitable trust program
                                        established by the Manager) (since June
                                        2003); Treasurer and Chief Financial
                                        Officer of OFI Trust Company (trust
                                        company subsidiary of the Manager)
                                        (since May 2000); Assistant Treasurer of
                                        the following: OAC (since March
                                        1999),Centennial Asset Management
                                        Corporation (March 1999-October 2003)
                                        and OppenheimerFunds Legacy Program
                                        (April 2000-June 2003); Principal and
                                        Chief Operating Officer of Bankers Trust
                                        Company-Mutual Fund Services Division
                                        (March 1995-March 1999). An officer of
                                        87 portfolios in the OppenheimerFunds
                                        complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Brian Petersen,                         Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer since 2004          Product Accounting of the Manager (November 1998-July 2002). An officer of 87
Age: 35                                 portfolios in the OppenheimerFunds complex.
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Philip Vottiero,                        Vice President/Fund Accounting of the Manager (since March 2002); Vice
Assistant Treasurer since 2002          President/Corporate Accounting of the Manager (July 1999-March 2002); Chief
Age: 42                                 Financial Officer of Sovlink Corporation (April 1996-June 1999). An officer of 87 portfolios in the OppenheimerFunds complex.
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Robert G. Zack,                         Executive Vice President (since January 2004) and General Counsel (since March
Secretary since 2001                    2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 57                                 December 2001); General Counsel of Centennial Asset Management Corporation (since

                                        December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                        Management Corporation (since December 2001); Secretary and General Counsel of
                                        OAC (since November 2001); Assistant Secretary (since September 1997) and
                                        Director (since November 2001) of OppenheimerFunds International Ltd. and
                                        OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                        Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                                        Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                        Inc. (since December 2001); Senior Vice President, General Counsel and Director
                                        of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                        Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                        President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                        November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                        2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                        (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                        2001) of the Manager; Assistant Secretary of the following: Shareholder Services,
                                        Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                        1989-November 2001), and OppenheimerFunds International Ltd. (September
                                        1997-November 2001). An officer of 87 portfolios in the OppenheimerFunds complex.

--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------

Kathleen T. Ives,                       Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary since 2001          (since October 2003) of the Manager; Vice President (since 1999) and Assistant
Age: 40                                 Secretary (since October 2003) of the Distributor; Assistant Secretary of

                                        Centennial Asset Management Corporation (since October 2003); Vice President and
                                        Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                        Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services,
                                        Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October
                                        2003). An officer of 87 portfolios in the OppenheimerFunds complex.
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Lisa I. Bloomberg,                      Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary since 2004          President (April 2001-April 2004), Associate General Counsel (December 2000-April
Age: 37                                 2004), Corporate Vice President (May 1999-April 2001) and Assistant General
                                        Counsel (May 1999-December 2000) of UBS Financial Services Inc. (formerly,
                                        PaineWebber Incorporated). An officer of 87 portfolios in the OppenheimerFunds complex.
--------------------------------------- -----------------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------------
Phillip S. Gillespie,                   Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary since 2004          2004); Mr. Gillespie held the following positions at Merrill Lynch Investment
Age: 41                                 Management: First Vice President (2001-September 2004); Director (2000-September
                                        2004) and Vice President (1998-2000). An
                                        officer of 87 portfolios in the
                                        OppenheimerFunds complex.
--------------------------------------- -----------------------------------------------------------------------------------

         |X| Remuneration of Trustees. The Trustees of the Fund who are
affiliated with the Manager and receive no salary or fee from the Fund. The
Independent Trustees' compensation from the Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended July 31, 2005. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee, (if applicable) of the Boards of the Fund and other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2004.

---------------------------------- --------------------- --------------------- --------------------- ---------------------
Trustee Name and Other Fund             Aggregate             Retirement         Estimated Annual     Total Compensation
                                                         Benefits Accrued as
Position(s) Compensation Part of Fund Benefits Upon From the Fund and (as
applicable) From Fund(1) Expenses Retirement(2) Fund Complex
---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Clayton K. Yeutter                      $2,390(3)                $597                $86,171               $173,700
Chairman of the Board
---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
                                           $518                   $0                  $2,641                 None
Matthew P. Fink(4)

Proxy Committee Member and
Regulatory & Oversight
Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Robert G. Galli

Regulatory & Oversight Committee          $1,779                  $0               $100,824(5)           $237,312(6)
Chairman

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Phillip A. Griffiths
Governance Committee Chairman

and Regulatory & Oversight              $2,063(7)               $2,063               $34,972               $142,092
Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Mary F. Miller(8)
Audit Committee Member and Proxy          $1,176                  $0                  $7,128                $8,532
Committee Member
---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Joel W. Motley
Audit Committee Chairman and
Regulatory & Oversight Committee        $2,074(9)                $830                $23,945               $150,760
Member
---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

                                          $1,844                $0(10)               $85,944               $134,080

Kenneth A. Randall
Audit Committee Member and
Governance Committee Member
---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
                                          $1,517                  $0                 $70,977               $118,788
Edward V. Regan(11)

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------
Russell S. Reynolds, Jr.                  $1,472                  $0                 $66,602               $106,792
Proxy Committee Chairman and
Governance Committee Member
---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Donald W. Spiro(12)                        $220                   $0                    $0                 $64,080

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Joseph M. Wikler(13)                        $0                    $0                    -                  $23,000

Audit Committee Member
---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Peter I. Wold(13)                           $0                    $0                    -                  $20,500
Governance Committee Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------
---------------------------------- --------------------- --------------------- --------------------- ---------------------

Brian F. Wruble((14))
Regulatory & Oversight Committee            $0                    $0               $22,238(15)          $111,000(1(6))
Member

---------------------------------- --------------------- --------------------- --------------------- ---------------------

1. "Aggregate Compensation From the Fund" includes fees and deferred compensation, if any. 2. "Estimated Annual Benefits Upon Retirement" is based on a straight life payment plan election with the
     assumption that a Trustee will retire at the age of 75 and is eligible
     (after 7 years of service) to receive retirement plan benefits as described below under "Retirement Plan for Trustees."
3. Includes $597 deferred by Mr. Yeutter under the "Deferred Compensation Plan"
described below. 4. Mr. Fink was appointed as a Director or Trustee of 10 of the
Board I Funds effective January 1, 2005 and
     was elected as Director or Trustee of all of the other Board I Funds during 2005.
5.   Includes $45,840 estimated to be paid to Mr. Galli for serving as a Trustee or Director of 10 other Oppenheimer funds that are not Board I Funds.
6.       Includes $111,000 for serving as a trustee or director of 10 other Oppenheimer funds (at December 31, 2004)
     that are not Board I Funds.
7.   Includes $2,063 deferred by Mr. Griffiths under the "Deferred Compensation
     Plan" described below. 8. Ms. Miller was appointed as Director or Trustee of 13 of the Board I Funds effective August13, 2004 and of
     9 of the Board I Funds effective October 26, 2004. She was elected as
     Director or Trustee of all of the other Board I Funds during 2005.

9. Includes $830 deferred by Mr. Motley under the "Deferred Compensation Plan"
described below. 10. Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall. 11. Mr. Regan retired as a
Trustee of the Board I funds effective June 30, 2005. 12. Mr. Spiro retired as
Trustee of the Board I funds effective October 31, 2004. 13. Mr. Wold and Mr.
Wikler were elected as Board members of 23 of the Board I Funds, including the
Fund as of
     August 17, 2005. They had served as Board members of the other 11 Board IV
Funds prior to that date. 14. Mr. Wruble was appointed as Trustee of the Board I
Funds effective October 10, 2005. 15. Estimated benefits to be paid to Mr.
Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds. Mr. Wruble's service as a director or trustee of such funds will not be counted towards the fulfillment of his eligibility requirements for payments under the Board I retirement plan, described below.
16.  For serving as a director or trustee of 10 other Oppenheimer funds (at
     December 31, 2004) that are not Board I Funds.

|X| Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years in order to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The amount of retirement benefits a Trustee will receive depends on the amount of the Trustee's compensation, including future compensation and the length of his or her service on the Board.

|X| Deferred Compensation Plan. The Board of Trustees has adopted a Deferred
Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan is determined based upon the amount of compensation deferred and the performance of the selected funds.

         Deferral of the Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the
Trustee's deferred compensation account.

|X| Major Shareholders. As of October 31, 2005, the only persons or entities who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares:

         Citigroup Global Markets Inc., Attn Cindy Tempesta, 7th Floor, 333 West
         34th Street, New York, NY 10001-2483, which owned 6,537,732.661 Class A shares (representing approximately 9.77% of the Fund's then outstanding
         Class A shares), 1,087,698.004 Class B shares (representing approximately 20.35% of the Fund's then outstanding Class B shares) and
         873,131.833 Class C shares (representing approximately 8.70% of the
         Fund's then outstanding Class C shares).

         Merrill Lynch Pierce Fenner & Smith, Inc. for the Sole Benefit of its
         Customers, 4800 Deer Lake Drive East, Floor 3, Jacksonville, Florida
         32246-6484, which owned 410,121.921 Class B shares (representing approximately 7.67% of the Fund's then outstanding Class B shares) and
         1,897,263.914 Class C shares (representing approximately 18.91% of the
         Fund's then outstanding Class C shares).

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by
Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

         |X| Code of Ethics. The Fund, the Manager and the Distributor have a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance with the Code of Ethics is carefully monitored and enforced by the
Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of
Ethics can also be viewed as part of the Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102.

|X| Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities
("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Portfolio Proxy Voting
Guidelines and to maintain records of such portfolio proxy voting. The Portfolio
Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the Guidelines, the Manager will vote the portfolio proxy in accordance with the Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines or the Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o        The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o        In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.

o        The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

o The Fund opposes proposals to classify the board of directors. o The Fund supports proposals to eliminate cumulative voting. o The Fund opposes re-pricing of stock options without shareholder approval.

o        The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

         The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

         |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to day business. That agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to the Fund's operations, the preparation and filing of specified reports, and the composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The investment advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, fees to
Independent Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs, brokerage commissions, and non-recurring expenses, including litigation cost.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the Manager during its last three fiscal years are listed below.

--------------------------------------- -----------------------------------------------------------------------------

Fiscal Year ended 7/31                                           Management Fees Paid to the Manager

--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
                 2003                                                    $3,001,975
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
                 2004                                                    $2,821,557
--------------------------------------- -----------------------------------------------------------------------------
--------------------------------------- -----------------------------------------------------------------------------
                 2005                                                    $3,115,304
--------------------------------------- -----------------------------------------------------------------------------

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy or the purchase, sale or retention of any security.

         The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the Fund's right to use the name
"Oppenheimer" as part of its name.

Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals including Scott Cottier, Ronald H. Fielding, Daniel G. Loughran,
Troy Willis, Mark DeMitry and Marcus Franz (each is referred to as a "Portfolio
Manager" and collectively they are referred to as the "Portfolio Managers") who are responsible for the day-to-day management of the Fund's investments.

       Other Accounts Managed. In addition to managing the Fund's investment portfolio, Messrs. Fielding, Loughran, Cottier, Willis, DeMitry and Franz also manage other investment portfolios and other accounts on behalf of the Manager or its affiliates. The following table provides information regarding the other portfolios and accounts managed by Messrs. Fielding, Loughran, Cottier, Willis,
DeMitry and Franz as of July 31, 2005. No account has a performance-based advisory fee:

    --------------------------------------------------------------------------------------------------------------------
    Portfolio Manager           Registered    Total Assets    Other Pooled  Total Assets in     Other     Total Assets
                                              in Registered                   Other Pooled
                                Investment     Investment      Investment      Investment                   in Other
                                 Companies      Companies       Vehicles        Vehicles      Accounts      Accounts
                                  Managed       Managed*        Managed         Managed*       Managed      Managed*
    --------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Ronald  H. Fielding            10          $19,636.8         None         $0                18       $193

    --------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Daniel G. Loughran             10          $19,636.8         None         $0                10       $0.466

    --------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Scott Cottier                  10          $19,636.8         None         $0                 7       $0.240

    --------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     TroyWillis                     10          $19,636.8         None         $0                 2       $0.104

    --------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Mark DeMitry                   10          $19,636.8         None         $0                 6       $0.122

    --------------------------------------------------------------------------------------------------------------------
    --------------------------------------------------------------------------------------------------------------------

     Marcus Franz                   10          $19,636.8         None         $0                10       $0.170

    --------------------------------------------------------------------------------------------------------------------
         *  In millions.

         As indicated above, the Portfolio Managers also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Fund's investment objectives and strategies. For example the Portfolio
Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or they may manage funds or accounts with different investment objectives and strategies.

Compensation of the Portfolio Managers. The Fund's Portfolio Managers are
employed and compensated by the Manager, not the Fund. Under the Manager's
compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the
Manager. This is intended to align the portfolio managers' and analysts'
interests with the success of the funds and accounts and their investors. The
Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of July 31, 2005, the
Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

       The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper - California
Municipal Debt Funds. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds managed by the Portfolio Managers. The compensation structure of the other funds managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

     Ownership of Fund Shares.  As of July 31, 2005, the Portfolio  Managers did
not beneficially own any shares of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including
"affiliated" brokers, as that term is defined in the Investment Company Act that, in the Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution" refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

         Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

         Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment advisor cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

         However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures (and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the
Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage upon recommendations from the Manager's portfolio managers.
In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

         The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates. Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board of the Fund about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

--------------------------------- -----------------------------------------------------------
     Fiscal Year Ended 7/31            Total Brokerage Commissions Paid by the Fund(1)
--------------------------------- -----------------------------------------------------------
--------------------------------- -----------------------------------------------------------
              2003                                            $0
--------------------------------- -----------------------------------------------------------
--------------------------------- -----------------------------------------------------------
              2004                                            $0
--------------------------------- -----------------------------------------------------------
--------------------------------- -----------------------------------------------------------

              2005                                          $0(2)

--------------------------------- -----------------------------------------------------------

1. Amounts do not include spreads or commissions on principal amounts on a net trade basis. 2. In the fiscal year ended 7/31/05, there were no transactions directed to brokers for research services.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.

         The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

--------------- ----------------- -------------------- -------------------- ------------------- -------------------
Fiscal Year     Aggregate         Class A              Concessions on       Concessions on      Concessions on
                Front-End Sales
                Charges           Front-End Sales      Class A Shares       Class B Shares      Class C Shares
Ended 7/31:     on Class A        Charges Retained     Advanced by          Advanced by         Advanced by
                Shares            by Distributor(1)    Distributor(2)       Distributor(2)      Distributor(2)
--------------- ----------------- -------------------- -------------------- ------------------- -------------------
--------------- ----------------- -------------------- -------------------- ------------------- -------------------
     2003           $782,068           $162,029              $35,397             $537,278            $141,244
--------------- ----------------- -------------------- -------------------- ------------------- -------------------
--------------- ----------------- -------------------- -------------------- ------------------- -------------------
     2004           $777,423           $167,669              $33,892             $153,000            $95,876
--------------- ----------------- -------------------- -------------------- ------------------- -------------------
--------------- ----------------- -------------------- -------------------- ------------------- -------------------
     2005          $2,882,694          $565,644             $242,662             $349,059            $467,268
--------------- ----------------- -------------------- -------------------- ------------------- -------------------
1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor. 2. The Distributor advances concession payments to financial intermediaries for certain sales of Class A shares
     and for sales of Class B and Class C shares from its own resources at the time of sale.

------------------- ------------------------------- ------------------------------- -------------------------------
Fiscal Year Ended   Class A Contingent Deferred     Class B Contingent Deferred     Class C Contingent Deferred
                    Sales Charges Retained by       Sales Charges Retained by       Sales Charges Retained by
7/31:               Distributor                     Distributor                     Distributor
------------------- ------------------------------- ------------------------------- -------------------------------
------------------- ------------------------------- ------------------------------- -------------------------------
       2003                    $30,270                         $432,617                        $14,447
------------------- ------------------------------- ------------------------------- -------------------------------
------------------- ------------------------------- ------------------------------- -------------------------------
       2004                    $12,704                         $311,082                        $12,774
------------------- ------------------------------- ------------------------------- -------------------------------
------------------- ------------------------------- ------------------------------- -------------------------------
       2005                    $16,065                         $127,684                        $12,567
------------------- ------------------------------- ------------------------------- -------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under
Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the
Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

         Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as
"revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings. The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed. In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the
Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Independent Trustees.

|X| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level.
The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the
Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients periodically at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

         For the fiscal year ended July 31, 2005 payments under the Class A plan totaled $1,139,564, all of which all was paid by the Distributor to recipients, and included $42,791 paid to an affiliate of the Distributor's parent company.
Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

         |X| Class B and Class C Distribution and Service Plan Fees. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after
Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer. If the investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B and
Class C shares, but does not retain any service fees as to the assets represented by that account.

         The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% of the net assets per year of the respective classes.

         The Distributor retains the asset-based sales charge on Class B shares.
The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the
Distributor will pay the Class B and/or Class C service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

         The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the
Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and Class C shares. The payments are made to the
Distributor in recognition that the Distributor: o pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o             may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o        employs personnel to support distribution of Class B and Class C shares,
o             bears the costs of sales literature, advertising and prospectuses
              (other than those furnished to current shareholders) and state
              "blue sky" registration fees and certain other distribution expenses,
o             may not be able to adequately compensate dealers that sell Class B and Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o             receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o             may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o             may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o             may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         During a calendar year, the Distributor's actual expenses in selling
Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the asset-based sales charges paid to the Distributor by the Fund under the distribution and service plans. Those excess expenses are carried over on the
Distributor's books and may be recouped from asset-based sales charge payments from the Fund in future years. However, the Distributor has voluntarily agreed to cap the amount of expenses under the plans that may be carried over from year to year and recouped that relate to (i) expenses the Distributor has incurred that represent compensation and expenses of its sales personnel and (ii) other direct distribution costs it has incurred, such as sales literature, state registration fees, advertising and prospectuses used to offer Fund shares. The cap on the carry-over of those categories of expenses is set at 0.70% of annual gross sales of shares of the Fund. If those categories of expenses exceed the capped amount, the Distributor may not carry the excess over to subsequent fiscal years. If the Class B or Class C plan were to be terminated by the Fund, the Fund's Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares prior to the termination of the plan.

----------------------------------------------------------------------------------------------------------------------

               Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 7/31/05

----------------------------------------------------------------------------------------------------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------
      Class:           Total Payments      Amount Retained by      Distributor's Aggregate         Distributor's
                                                                                               Unreimbursed Expenses
                                                                    Unreimbursed Expenses      as % of Net Assets of
                         Under Plan            Distributor               Under Plan                    Class
------------------- --------------------- ---------------------- ---------------------------- ------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------
Class B Plan              $610,171             $467,852(1)               $2,131,461                    3.58%
------------------- --------------------- ---------------------- ---------------------------- ------------------------
------------------- --------------------- ---------------------- ---------------------------- ------------------------
Class C Plan              $432,616             $58,643(2)                $1,323,815                    1.66%
------------------- --------------------- ---------------------- ---------------------------- ------------------------
1. Includes $597 paid to an affiliate of the Distributor's parent company. 2.
Includes $8,345 paid to an affiliate of the Distributor's parent company.

         All payments under the plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on
payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return,"
"cumulative total return," "average annual total return at net asset value" and
"total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.525.7048 or by visiting the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

         The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

         Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:
o             Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's
              performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o             The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o An investment in the Fund is not insured by the FDIC or any other government agency.
o             The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o When an investor's shares are redeemed, they may be worth more or less than their original cost. o Yields and total returns for any given past period represent historical performance information and are
              not, and should not be considered, a prediction of future yields or returns.

         The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X| Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class. o Standardized Yield. The
"standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments for that period. It may therefore differ from the
"dividend yield" for the same class of shares, described below.

         Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

        Standardized Yield = 2 [(a-b   +1)(6) -1]
                                 cd

         The symbols above represent the following factors:
         a =   dividends and interest earned during the 30-day period.
         b =   expenses accrued for the period (net of any expense assumptions).
         c     = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
         d     = the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

     The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund's classes of shares will differ for any
     30-day period.

o Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

                      Dividend Yield = dividends paid x 12/maximum offering price (payment date)

         The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield.
  It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate. Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

         The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above) by one minus a stated income tax rate. The result is added to the portion
(if any) of the Fund's current yield that is not tax-exempt.

         The tax-equivalent yield may be used to compare the tax effects of income derived from the Fund with income from taxable investments at the tax rates stated. Your tax bracket is determined by your federal and state taxable income (the net amount subject to federal and state income tax after deductions and exemptions).

---------------------------------------------------------------------------------------------------------------------
             The Fund's Yields for the 30-Day Periods Ended 07/31/05
---------------------------------------------------------------------------------------------------------------------
--------------- ------------------------------- ------------------------------- -------------------------------------
Class of              Standardized Yield                Dividend Yield                  Tax-Equivalent Yield
                                                                                 (41.05%Combined Federal/City/State
Shares                                                                                      Tax Bracket)
--------------- ------------------------------- ------------------------------- -------------------------------------
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------
                Without Sales   After Sales     Without Sales   After Sales     Without Sales      After Sales
                Charge          Charge          Charge          Charge          Charge             Charge
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------
Class A             5.42%           5.16%           4.65%           4.43%             7.88%              7.51%
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------
Class B             4.53%            N/A            3.88%            N/A              6.58%               N/A
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------
Class C             4.53%            N/A            3.86%            N/A              6.54%               N/A
--------------- --------------- --------------- --------------- --------------- ------------------ ------------------

         |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

o Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

      ERV      l/n  - 1   Average Annual Total Return
      -------
        P

o Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD l/n         - 1   = Average Annual Total Return (After Taxes on Distributions)
---
 P

o Average Annual Total Return (After Taxes on Distributions and Redemptions).
The "average annual total return (after taxes on distributions and redemptions)"
of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR l/n         - 1    = Average Annual Total Return (After Taxes on Distributions and Redemptions)
---
 P

o Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.
Cumulative total return is determined as follows:

    ERV - P       = Total Return
-----------------
       P

o Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

-------------------------------------------------------------------------------------------------------------------------
             The Fund's Total Returns for the Periods Ended 7/31/05
-------------------------------------------------------------------------------------------------------------------------
--------------- ------------------------- -------------------------------------------------------------------------------
Class of            Cumulative Total                               Average Annual Total Returns
                        Returns
                      (10 Years or
Shares          life-of-class, if less)
--------------- ------------------------- -------------------------------------------------------------------------------
--------------- ------------------------- ------------------------- -------------------------- --------------------------

                                                   1-Year                    5-Years                   10-Years

                                                                                                 (or life of class, if
                                                                                                         less)
--------------- ------------------------- ------------------------- -------------------------- --------------------------
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------
                   After       Without       After       Without    After Sales     Without    After Sales     Without
                   Sales        Sales        Sales        Sales        Charge        Sales        Charge        Sales
                  Charge       Charge       Charge       Charge                     Charge                     Charge
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------
Class A(1)        83.20%       92.33%       12.58%       18.20%        7.29%         8.34%        6.24%         6.76%
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------
Class B(2)        83.87%       83.87%       12.40%       17.40%        7.23%         7.54%        6.28%         6.28%
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------
Class C(3)        72.15%       72.15%       16.33%       17.33%        7.53%         7.53%        5.73%         5.73%
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------- ------------
1. Inception of Class A: 11/03/88 2. Inception of Class B: 05/03/93 3. Inception
of Class C: 11/01/95

--------------------------------------------------------------------------------------------------------------
                    Average Annual Total Returns for Class A Shares (After Sales Charge)
                                        For the Periods Ended 7/31/05
--------------------------------------------------------------------------------------------------------------
------------------------------------------ ------------------- ----------------------- -----------------------

                                                 1-Year               5-Years                 10-Years

                                                                                       (or life of class, if
                                                                                               less)
------------------------------------------ ------------------- ----------------------- -----------------------
------------------------------------------ ------------------- ----------------------- -----------------------
After Taxes on Distributions                     12.58%                7.29%                   6.22%
------------------------------------------ ------------------- ----------------------- -----------------------
------------------------------------------ ------------------- ----------------------- -----------------------
After Taxes on Distributions and                 10.24%                7.02%                   6.10%
Redemption of Fund Shares
------------------------------------------ ------------------- ----------------------- -----------------------

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of
Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

         |X| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes
"peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X| Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in their specialized market sectors. The Fund is ranked among the municipal
California long category.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM) based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar
Rating metrics.

         |X| Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's,
or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the
Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the
FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example, o information about the performance of certain securities or commodities markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o        the availability of different types of securities or offerings of securities,
o        information relating to the gross national or gross domestic product of the United States or other countries or regions,
o        comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

         When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.
The Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange
("the NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this
Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

|X| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund                         Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund                               Oppenheimer New Jersey Municipal Fund
Oppenheimer Champion Income Fund                              Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Convertible Securities Fund                       Oppenheimer Principal Protected Main Street Fund
Oppenheimer Core Bond Fund                                    Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Developing Markets Fund                           Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Quest Balanced Fund
Oppenheimer Discovery Fund                                    Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Dividend Growth Fund                              Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Emerging Growth Fund                              Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund                                   Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Real Estate Fund
Oppenheimer Global Fund                                       Oppenheimer Rochester National Municipals
Oppenheimer Global Opportunities Fund                         Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                                       Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund                           Oppenheimer Total Return Bond Fund
Oppenheimer International Diversified Fund                    Oppenheimer U.S. Government Trust
Oppenheimer International Growth Fund                         Oppenheimer Value Fund
Oppenheimer International Small Company Fund                  Limited-Term New York Municipal Fund
Oppenheimer International Value Fund                          Rochester Fund Municipals

                                                              Oppenheimer Portfolio Series:
                                                                Active Allocation Fund
                                                                Aggressive Investor Fund
                                                                Conservative Investor Fund
Oppenheimer Limited Term California Municipal Fund Moderate Investor Fund
Oppenheimer Limited-Term Government Fund And the following money market funds:

Oppenheimer Cash Reserves                                     Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase
Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A, Class B and
Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter. Class A shares of Oppenheimer
Money Market Fund and Oppenheimer Cash Reserves on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

         A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and Class
C shares of the Fund and other Oppenheimer funds during a 13-month period (the
"Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value
(i.e. without a sales charge) do not count toward satisfying the amount of the
Letter.

         Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow,"
below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.
Also, the investor agrees to be bound by the terms of the Prospectus, this
Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

         If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the
Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype
401(k) plans under a Letter. If the intended purchase amount under a Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is
     $50,000, the escrow shall be shares valued in the amount of $2,500
     (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

     3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the
     Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include: (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales
                  charge, and
(c)               Class A, Class B or Class C shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer
                  funds that were acquired subject to a Class A initial or
                  contingent deferred sales charge or (2) Class B or Class C shares of one of the other Oppenheimer funds that were
                  acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November
1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

         If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent or the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset
Builder plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid)
causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the
Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B or
Class C shares and the dividends payable on Class B or Class C shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B and Class C are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B and
Class C shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B and Class C shares is the same as that of the initial sales charge on Class A shares - to compensate the
Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

         Class B or Class C shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.

         |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class
B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years. Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of shares.

         |X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated
Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in
September.

         Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change: o A fund account whose shares were acquired after September 30th of the prior year; o A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to
         Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o Accounts of shareholders who elect to access their account documents electronically via eDoc Direct; o A fund account that has only certificated shares and, has a balance below $500 and is being escheated; o Accounts of shareholders that are held by broker-dealers under the NSCC Fund/SERV system; o
Accounts held under the Oppenheimer Legacy Program and/or holding certain
Oppenheimer Variable Account
         Funds;
o        Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom Plus, Recordkeeper Pro and
         Pension Alliance Retirement Plan programs; and
o        A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

..

         To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call
1.888.470.0862 for instructions.

o The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00
p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this Statement of Additional Information mean "Eastern time." The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at
www.nyse.com.

         Dealers other than NYSE members may conduct trading in municipal securities on days on which the NYSE is closed (including weekends and holidays)
or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

         ? Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o The following securities are valued at the mean between the "bid" and "asked"
prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked"
prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of municipal securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         Puts, calls, futures and municipal bond index futures are valued at the last sale price on the principal exchange on which they are traded or on
NASDAQ(R), as applicable, as determined by a pricing service approved by the
Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ(R) on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ(R) on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no
"asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to United Missouri Bank (the "Bank") for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.
This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund's custodian. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

         In choosing to take advantage of the Checkwriting privilege, by signing the account application or by completing a Checkwriting card, each individual who signs: (1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that
                account;
(2)             for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly
                authorized to act on behalf of the registered owner(s);
(3)             authorizes the Fund, its Transfer Agent and any bank through which the Fund's drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
(4)             specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations,
                partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the application, as applicable;
(5)      understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the
                Fund's bank; and
(6)             acknowledges and agrees that neither the Fund nor its bank shall incur any liability for that amendment or termination of
                checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.
In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of: o Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge.
It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or
Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of the Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 p.m.., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally
5:00 p.m.).

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic
Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer
Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on
Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and
Class C shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing
Plans.

         ? Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange
Shares" in the Prospectus and below in this Statement of Additional Information.

         ? Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the
Planholder.

         The Planholder may terminate a Plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

     The following funds only offer Class A shares:
     Centennial California Tax Exempt Trust                       Centennial New York Tax Exempt Trust
     Centennial Government Trust                                  Centennial Tax Exempt Trust
     Centennial Money Market Trust

     The following funds do not offer Class N shares:

     Limited Term New York Municipal Fund                         Oppenheimer Money Market Fund, Inc.
     Oppenheimer AMT-Free Municipals                              Oppenheimer New Jersey Municipal Fund
     Oppenheimer AMT-Free New York Municipals                     Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer California Municipal Fund                        Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer International Value Fund                         Oppenheimer Rochester National Municipals
     Oppenheimer Limited Term California Municipal Fund           Oppenheimer Senior Floating Rate Fund
     Oppenheimer Limited Term Municipal Fund                      Rochester Fund Municipals

     The following funds do not offer Class Y shares:

     Limited Term New York Municipal Fund                         Oppenheimer Limited Term California Municipal Fund
     Oppenheimer AMT-Free Municipals                             Oppenheimer Limited Term Municipal Fund
     Oppenheimer AMT-Free New York Municipals                    Oppenheimer New Jersey Municipal Fund
     Oppenheimer Balanced Fund                                   Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer California Municipal Fund                       Oppenheimer Principal Protected Main Street Fund
     Oppenheimer Capital Income Fund                             Oppenheimer Principal Protected Main Street Fund II
     Oppenheimer Cash Reserves                                   Oppenheimer Principal Protected Main Street Fund III
     Oppenheimer Champion Income Fund                            Oppenheimer Quest Capital Value Fund, Inc.
     Oppenheimer Convertible Securities Fund                     Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Disciplined Allocation Fund                     Oppenheimer Rochester National Municipals
     Oppenheimer Dividend Growth Fund                            Oppenheimer Senior Floating Rate Fund
     Oppenheimer Gold & Special Minerals Fund                    Oppenheimer Small- & Mid- Cap Value Fund

                                                                 Oppenheimer Total Return Bond Fund

o        Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.

o Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund. o Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the

         same class of shares of other Oppenheimer funds or through
OppenheimerFunds-sponsored 401(k) plans. o Class M shares of Oppenheimer
Convertible Securities Fund may be exchanged only for Class A shares of other
         Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of
         Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o        Shares of Oppenheimer Principal Protected Main Street Fund may be
         exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
         Main Street Fund until after the expiration of the warranty period
         (8/5/2010).
o        Shares of Oppenheimer Principal Protected Main Street Fund II may be
         exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
         Main Street Fund II until after the expiration of the warranty period
         (2/4/2011).

o        Shares of Oppenheimer Principal Protected Main Street Fund III may be
         exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
         Main Street Fund III until after the expiration of the warranty period
         (12/16/2011).

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X| How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o When Class A shares of any Oppenheimer fund (other than Rochester National
Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o If any Class A shares of another Oppenheimer fund that are exchanged for Class
A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that exchange will be subject to the Class A Early Withdrawal
Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market
Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o With respect to Class B shares of Oppenheimer Limited Term California
Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Limited
Term Municipal Fund, Oppenheimer Limited Term New York Municipal Fund and
Oppenheimer Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o With respect to Class B shares of Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer Capital
Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

              When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

         |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |X| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.
The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. Dividends will be payable on shares held of record at the time of the previous determination of net asset value, or as otherwise described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds (funds credited to a member bank's account at the Federal Reserve Bank) are available from the purchase payment for such shares. Normally, purchase checks received from investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third business day following the placement of the purchase order.

         Shares redeemed through the regular redemption procedure will be paid dividends through and including the day on which the redemption request is received by the Transfer Agent in proper form. Dividends will be declared on shares repurchased by a dealer or broker for three business days following the trade date (that is, up to and including the day prior to settlement of the repurchase). If all shares in an account are redeemed, all dividends accrued on shares of the same class in the account will be paid together with the redemption proceeds.

         The Fund's practice of attempting to pay dividends on Class A shares at a constant level requires the Manager to monitor the Fund's portfolio and, if necessary, to select higher-yielding securities when it is deemed appropriate to seek income at the level needed to meet the target. Those securities must be within the Fund's investment parameters, however. The Fund expects to pay dividends at a targeted level from its net investment income and other distributable income without any impact on the net asset values per share.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

         The amount of a distribution paid on a class of shares may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the asset-based sales charge on Class B and Class C shares. Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares. The
federal tax treatment of the Fund's distributions is briefly highlighted in the
Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X| Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

         If the Fund qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the
Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Fund qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue Code contains a number of complex tests to determine whether the Fund qualifies. The Fund might not meet those tests in a particular year. If it does not qualify, the Fund will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the Fund's dividends would be taxable to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The
Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than
5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

|X| Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the
Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X| Taxation of Fund Distributions. The Fund intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends"
to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations as defined in Section 103(a) of the Internal Revenue
Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Fund on municipal securities will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Fund fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

         Net investment income includes the allocation of amounts of income from the municipal securities in the Fund's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the
Fund's income that was tax-exempt for a given period.

         A portion of the exempt-interest dividends paid by the Fund may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Fund.

         A shareholder receiving a dividend from income earned by the Fund from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)           certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S. government, its agencies and instrumentalities);
(2)           income from securities loans; (3) income or gains from options or futures, (4) any net short-term capital gain; and (5) any market discount amortization on tax-exempt bonds.

         The Fund's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

         In any year in which the Fund qualifies as a regulated investment company under the Internal Revenue Code, the Fund will also be exempt from
California corporate income and franchise taxes. It will also be qualified under
California law to pay exempt interest dividends that will be exempt from
California personal income tax. That exemption applies to the extent that the
Fund's distributions are attributable to interest on California municipal securities and qualifying obligations of the United States government, if at least 50% of the Fund's assets are invested in such obligations at the close of each quarter in its tax year. Distributions from the Fund attributable to income from sources other than California municipal securities and U.S. government obligations will generally be subject to California income tax as ordinary income.

         Distributions by the Fund from investment income and long- and short-term capital gains will generally not be excludable from taxable income in determining California corporate franchise tax or income tax for corporate shareholders of the Fund. Additionally, certain distributions paid to corporate shareholders of the Fund may be includable in income subject to the California alternative minimum tax.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient"
(such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

|X| Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares.
Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X| Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the
Fund is effectively connected with the conduct of a U.S. trade or business.
Typically, ordinary income dividends paid (not including exempt-interest dividends paid by the Fund) from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the
Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in
January of each year with a copy sent to the IRS.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves)
may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds
Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a
division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of
$100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the
Independent Registered Public Accounting Firm for the Fund. They audit the
Fund's financial statements and perform other related audit services. They also act as an independent registered public accounting firm for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the
Audit Committee.

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER CALIFORNIA MUNICIPAL FUND:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer California Municipal Fund, including the statement of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer California Municipal Fund as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S.
generally accepted accounting principles.

/s/KPMG LLP
-----------------
KPMG LLP

Denver, Colorado
September 13, 2005

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS July 31, 2005
--------------------------------------------------------------------------------

PRINCIPAL
VALUE
     AMOUNT                                                                    COUPON           MATURITY
SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS AND NOTES--115.0%
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--104.6%
$    25,000     ABAG Finance Authority for NonProfit Corporations
                (Channing House)                                                5.500%        02/15/2029
$      25,995
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     ABAG Finance Authority for NonProfit Corporations
                (Schools of Sacred Heart) 1                                     6.450         06/01/2030
1,071,430
--------------------------------------------------------------------------------------------------------------------------
     90,000     ABAG Finance Authority for NonProfit
                Corporations COP                                                6.000
08/15/2020            91,977
--------------------------------------------------------------------------------------------------------------------------
    450,000     ABAG Finance Authority for NonProfit Corporations
                COP (American Baptist Homes of the West)                        5.750
10/01/2017           455,238
--------------------------------------------------------------------------------------------------------------------------
    250,000     ABAG Finance Authority for NonProfit Corporations
                COP (Lytton Gardens)                                            6.000
02/15/2019           265,143
--------------------------------------------------------------------------------------------------------------------------
    440,000     ABAG Finance Authority for NonProfit Corporations
                COP (O'Connor Woods)                                            6.200
11/01/2029           468,164
--------------------------------------------------------------------------------------------------------------------------
  4,300,000     ABAG Finance Authority for NonProfit Corporations
                COP(Redwood Senior Homes & Services) 1                          6.125         11/15/2032
4,631,831
--------------------------------------------------------------------------------------------------------------------------
     55,000     Adelanto Improvement Agency, Series B                           5.500
12/01/2023            55,469
--------------------------------------------------------------------------------------------------------------------------
  5,295,000     Agua Mansa Industrial Growth Association Special Tax 1          6.500         09/01/2033
5,551,702
--------------------------------------------------------------------------------------------------------------------------
    200,000     Alameda Public Financing Authority                              5.450
09/02/2014           204,230
--------------------------------------------------------------------------------------------------------------------------
  1,695,000     American Canyon Financing Authority
                (American Canyon Road East) 2                                   5.100         09/02/2035
1,689,491
--------------------------------------------------------------------------------------------------------------------------
  4,000,000     Anaheim Public Financing Authority RITES 3                     10.520 4       12/28/2018
4,779,440
--------------------------------------------------------------------------------------------------------------------------
  3,255,000     Apple Valley Redevel. Agency Tax Allocation                     5.000         06/01/2035
3,350,404
--------------------------------------------------------------------------------------------------------------------------
     25,000     Aztec Shops Auxiliary Organization
                (San Diego State University)                                    6.000
09/01/2031            26,277
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Azusa Special Tax Community Facilities District
                (Mountain Cove)                                                 6.000         09/01/2032
2,604,400
--------------------------------------------------------------------------------------------------------------------------
     75,000     Bay Area Governments Association (Windmere Ranch)               6.150
09/02/2029            84,419
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     Beaumont Financing Authority, Series A                          5.750         09/01/2034
1,538,880
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Beaumont Financing Authority, Series B                          5.350
09/01/2028           996,660
--------------------------------------------------------------------------------------------------------------------------
  1,490,000     Beaumont Financing Authority, Series B                          5.400         09/01/2035
1,482,237
--------------------------------------------------------------------------------------------------------------------------
  5,000,000     Beaumont Financing Authority, Series B                          6.000         09/01/2034
5,216,900
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     Beaumont Financing Authority, Series B                          6.000         09/01/2034
1,569,810
--------------------------------------------------------------------------------------------------------------------------
  2,875,000     Beaumont Financing Authority, Series D                          5.800         09/01/2035
2,961,394
--------------------------------------------------------------------------------------------------------------------------
    400,000     Berkeley GO                                                     5.625
09/01/2027           408,844
--------------------------------------------------------------------------------------------------------------------------
    500,000     Blythe Community Facilities District Special Tax
                (Hidden Beaches)                                                5.300
09/01/2035           490,030
--------------------------------------------------------------------------------------------------------------------------
     30,000     Blythe Redevel. Agency
                (Redevel. Project No. 1 Tax Allocation)                         5.650
05/01/2029            30,572
--------------------------------------------------------------------------------------------------------------------------
  1,595,000     CA County Tobacco Securitization Agency (TASC)                  5.750         06/01/2027
1,679,009
--------------------------------------------------------------------------------------------------------------------------
  4,000,000     CA County Tobacco Securitization Agency (TASC)                  5.750         06/01/2029
4,210,680
--------------------------------------------------------------------------------------------------------------------------
  6,230,000     CA County Tobacco Securitization Agency (TASC)                  5.875         06/01/2027
6,562,246
--------------------------------------------------------------------------------------------------------------------------
  9,125,000     CA County Tobacco Securitization Agency (TASC)                  5.875         06/01/2035
9,587,364

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL
VALUE
     AMOUNT                                                                    COUPON           MATURITY
SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$   240,000     CA County Tobacco Securitization Agency (TASC)                  5.875%        06/01/2043
$     252,233
--------------------------------------------------------------------------------------------------------------------------
  1,250,000     CA County Tobacco Securitization Agency (TASC)                  5.875         06/01/2043
1,324,100
--------------------------------------------------------------------------------------------------------------------------
    140,000     CA County Tobacco Securitization Agency (TASC)                  5.875
06/01/2043           147,136
--------------------------------------------------------------------------------------------------------------------------
 10,400,000     CA County Tobacco Securitization Agency (TASC) 1                6.000         06/01/2035
10,999,664
--------------------------------------------------------------------------------------------------------------------------
 21,875,000     CA County Tobacco Securitization Agency (TASC)                  6.000         06/01/2042
23,140,250
--------------------------------------------------------------------------------------------------------------------------
 10,025,000     CA County Tobacco Securitization Agency (TASC)                  6.125         06/01/2038
10,676,625
--------------------------------------------------------------------------------------------------------------------------
    100,000     CA Department of Veterans Affairs Home Purchase                 5.100
12/01/2019           100,074
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA Department of Veterans Affairs Home Purchase                 5.200
12/01/2027            25,017
--------------------------------------------------------------------------------------------------------------------------
     65,000     CA Department of Veterans Affairs Home Purchase                 5.500
12/01/2019            68,891
--------------------------------------------------------------------------------------------------------------------------
    190,000     CA Educational Facilities Authority
                (Carnegie Institution of Washington)                            5.600
10/01/2023           190,863
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA Educational Facilities Authority
                (Golden Gate University)                                        5.500
10/01/2031            25,646
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     CA Educational Facilities Authority
                (Western University Health Sciences) 1                          6.000         10/01/2032
1,068,010
--------------------------------------------------------------------------------------------------------------------------
    130,000     CA GO                                                           5.000
10/01/2023           133,709
--------------------------------------------------------------------------------------------------------------------------
    100,000     CA GO                                                           5.000
02/01/2024           104,022
--------------------------------------------------------------------------------------------------------------------------
     50,000     CA GO                                                           5.000
08/01/2024            52,619
--------------------------------------------------------------------------------------------------------------------------
     10,000     CA GO                                                           5.000
03/01/2028            10,352
--------------------------------------------------------------------------------------------------------------------------
     50,000     CA GO                                                           5.000
02/01/2032            51,661
--------------------------------------------------------------------------------------------------------------------------
     20,000     CA GO                                                           5.125
03/01/2031            20,826
--------------------------------------------------------------------------------------------------------------------------
     50,000     CA GO                                                           5.125
06/01/2031            51,885
--------------------------------------------------------------------------------------------------------------------------
    100,000     CA GO                                                           5.150
10/01/2019           100,366
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA GO                                                           5.500
04/01/2019            25,111
--------------------------------------------------------------------------------------------------------------------------
     20,000     CA GO                                                           5.500
03/01/2020            20,253
--------------------------------------------------------------------------------------------------------------------------
      5,000     CA GO                                                           5.500
03/01/2020             5,061
--------------------------------------------------------------------------------------------------------------------------
      5,000     CA GO                                                           5.500
10/01/2022             5,015
--------------------------------------------------------------------------------------------------------------------------
    200,000     CA GO                                                           6.250
10/01/2019           200,110
--------------------------------------------------------------------------------------------------------------------------
  6,000,000     CA Golden State Tobacco Securitization Corp. 1                  5.750         06/01/2021
6,461,700
--------------------------------------------------------------------------------------------------------------------------
  1,070,000     CA Golden State Tobacco Securitization Corp.                    6.250         06/01/2033
1,193,585
--------------------------------------------------------------------------------------------------------------------------
 37,215,000     CA Golden State Tobacco Securitization Corp.                    6.625         06/01/2040
42,553,851
--------------------------------------------------------------------------------------------------------------------------
  1,830,000     CA Golden State Tobacco Securitization Corp.                    6.750         06/01/2039
2,107,794
--------------------------------------------------------------------------------------------------------------------------
  1,350,000     CA Golden State Tobacco Securitization Corp.                    7.800         06/01/2042
1,677,254
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     CA Golden State Tobacco Securitization Corp. 1                  7.900         06/01/2042
2,498,100
--------------------------------------------------------------------------------------------------------------------------
 40,000,000     CA Golden State Tobacco Securitization Corp. (TASC) 2           5.000         06/01/2045
41,105,600
--------------------------------------------------------------------------------------------------------------------------
  2,810,000     CA Golden State Tobacco Securitization Corp. (TASC) 1           7.875         06/01/2042
3,505,166
--------------------------------------------------------------------------------------------------------------------------
    150,000     CA Golden State Tobacco Securitization Corp. (TASC)             7.875
06/01/2042           187,109
--------------------------------------------------------------------------------------------------------------------------
  7,000,000     CA Golden State Tobacco Securitization Corp. RITES 3            9.872 4       06/01/2043
9,584,190
--------------------------------------------------------------------------------------------------------------------------
     10,000     CA Health Facilities Financing Authority
                (Sisters of Providence)                                         6.400
10/01/2005            10,029

PRINCIPAL
VALUE
     AMOUNT                                                                    COUPON           MATURITY
SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$   460,000     CA Health Facilities Financing Authority
                (Small Facilities Loan), Series B                               7.400%        04/01/2014
$     470,709
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA Health Facilities Financing Authority
                (Stanford Health Care)                                          5.000
11/15/2028            26,287
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA HFA (Multifamily Hsg.), Series A                             5.900
02/01/2028            25,823
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA HFA (Multifamily Hsg.), Series B                             5.500
08/01/2039            25,808
--------------------------------------------------------------------------------------------------------------------------
    410,000     CA HFA (Single Family Mtg.), Series A-2 1                       6.450
08/01/2025           416,212
--------------------------------------------------------------------------------------------------------------------------
  1,205,000     CA HFA, Series A 1                                              4.800         08/01/2012
1,220,267
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA HFA, Series A                                                5.600
08/01/2011            25,861
--------------------------------------------------------------------------------------------------------------------------
    110,000     CA HFA, Series B                                                5.650
08/01/2014           110,837
--------------------------------------------------------------------------------------------------------------------------
    300,000     CA HFA, Series B 1                                              7.125
08/01/2024           310,866
--------------------------------------------------------------------------------------------------------------------------
    365,000     CA HFA, Series B-1 1                                            5.600
08/01/2017           377,107
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     CA Pollution Control Financing Authority
                (Browning-Ferris Industries)                                    6.875         11/01/2027
1,522,800
--------------------------------------------------------------------------------------------------------------------------
  1,200,000     CA Pollution Control Financing Authority
                (General Motors Corp.) 1                                        5.500         04/01/2008
1,201,560
--------------------------------------------------------------------------------------------------------------------------
     20,000     CA Pollution Control Financing Authority
                (Mobil Oil Corp.)                                               5.500
12/01/2029            20,945
--------------------------------------------------------------------------------------------------------------------------
    975,000     CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company) 1                            5.850
06/01/2021           976,482
--------------------------------------------------------------------------------------------------------------------------
    145,000     CA Pollution Control Financing Authority
                (San Diego Gas & Electric Company)                              5.850
06/01/2021           145,331
--------------------------------------------------------------------------------------------------------------------------
  4,660,000     CA Pollution Control Financing Authority
                (Southern California Edison Company) 1                          6.400         12/01/2024
4,729,900
--------------------------------------------------------------------------------------------------------------------------
  1,300,000     CA Pollution Control Financing Authority
                (Southern California Edison Company) 1                          6.400         12/01/2024
1,329,406
--------------------------------------------------------------------------------------------------------------------------
    300,000     CA Pollution Control Financing Authority
                (Southern California Edison Company)                            6.400
12/01/2024           301,152
--------------------------------------------------------------------------------------------------------------------------
  3,000,000     CA Pollution Control Financing Authority
                (Waste Management) 1                                            5.400         04/01/2025
3,095,580
--------------------------------------------------------------------------------------------------------------------------
  3,250,000     CA Public Works (Department of Corrections) 1                   5.250         01/01/2021
3,280,583
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     CA Public Works (Department of Corrections)                     5.500         01/01/2017
2,062,020
--------------------------------------------------------------------------------------------------------------------------
     10,000     CA Public Works (Department of Corrections)                     5.500
06/01/2019            10,122
--------------------------------------------------------------------------------------------------------------------------
     15,000     CA Public Works (State Universities)                            5.500
12/01/2018            15,079
--------------------------------------------------------------------------------------------------------------------------
     50,000     CA Public Works (State Universities)                            5.500
06/01/2019            50,114
--------------------------------------------------------------------------------------------------------------------------
     50,000     CA Public Works (State Universities)                            5.500
06/01/2021            50,107
--------------------------------------------------------------------------------------------------------------------------
    615,000     CA Public Works (State Universities)                            5.500
06/01/2021           616,316
--------------------------------------------------------------------------------------------------------------------------
    370,000     CA Public Works (State Universities)                            5.500
06/01/2021           370,466
--------------------------------------------------------------------------------------------------------------------------
    510,000     CA Public Works (Various California Universities                5.500
06/01/2019           514,406
                Project)
--------------------------------------------------------------------------------------------------------------------------
    165,000     CA Rural Home Mtg. Finance Authority
                (Single Family Mtg.), Series D                                  6.700
05/01/2029           166,752
--------------------------------------------------------------------------------------------------------------------------
  5,400,000     CA Statewide CDA (Berkeley Montessori School) 1                 7.250         10/01/2033
5,599,422

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL
VALUE
     AMOUNT                                                                    COUPON           MATURITY
SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$   265,000     CA Statewide CDA (CA Odd Fellow Hsg.)                           5.500%        10/01/2023
$     265,511
--------------------------------------------------------------------------------------------------------------------------
    850,000     CA Statewide CDA (Citrus Gardens Apartments) 1                  6.500
07/01/2032           891,242
--------------------------------------------------------------------------------------------------------------------------
  1,425,000     CA Statewide CDA (Citrus Gardens Apartments) 1                  9.000         07/01/2032
1,425,214
--------------------------------------------------------------------------------------------------------------------------
  4,500,000     CA Statewide CDA (Daughters of Charity) 1                       5.250         07/01/2030
4,734,405
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     CA Statewide CDA (East Valley Tourist) 1                        9.250         10/01/2020
2,207,580
--------------------------------------------------------------------------------------------------------------------------
  7,600,000     CA Statewide CDA (East Valley Tourist) 1                       11.000         10/01/2020
7,824,428
--------------------------------------------------------------------------------------------------------------------------
  5,000,000     CA Statewide CDA (Fairfield Apartments) 1                       7.250         01/01/2035
5,099,650
--------------------------------------------------------------------------------------------------------------------------
  5,000,000     CA Statewide CDA (John F. Kennedy University) 1                 6.750         10/01/2033
5,191,500
--------------------------------------------------------------------------------------------------------------------------
    550,000     CA Statewide CDA (Kaiser Permanente)                            5.300
12/01/2015           573,832
--------------------------------------------------------------------------------------------------------------------------
  2,750,000     CA Statewide CDA (Live Oak School) 1                            6.750         10/01/2030
2,938,403
--------------------------------------------------------------------------------------------------------------------------
  6,000,000     CA Statewide CDA (Marin Montessori School) 1                    7.000         10/01/2033
6,124,080
--------------------------------------------------------------------------------------------------------------------------
  1,400,000     CA Statewide CDA (Napa Valley Hospice) 1                        7.000         01/01/2034
1,460,410
--------------------------------------------------------------------------------------------------------------------------
  1,650,000     CA Statewide CDA (Notre Dame de Namur University)               6.500         10/01/2023
1,696,613
--------------------------------------------------------------------------------------------------------------------------
  1,635,000     CA Statewide CDA (Notre Dame de Namur University)               6.625         10/01/2033
1,684,655
--------------------------------------------------------------------------------------------------------------------------
  1,465,000     CA Statewide CDA (Quail Ridge Apartments) 1                     6.500         07/01/2032
1,520,582
--------------------------------------------------------------------------------------------------------------------------
  2,100,000     CA Statewide CDA (Quail Ridge Apartments) 1                     9.000         07/01/2032
2,098,677
--------------------------------------------------------------------------------------------------------------------------
    500,000     CA Statewide CDA (Rio Bravo)                                    6.300
12/01/2018           510,205
--------------------------------------------------------------------------------------------------------------------------
  1,975,000     CA Statewide CDA (Sonoma Country Day School) 1                  6.000         01/01/2029
1,986,890
--------------------------------------------------------------------------------------------------------------------------
    160,000     CA Statewide CDA (Stonehaven Student Hsg.)                      5.875
07/01/2032           171,398
--------------------------------------------------------------------------------------------------------------------------
    400,000     CA Statewide CDA (Sycamore) 1                                   6.000
03/20/2038           440,356
--------------------------------------------------------------------------------------------------------------------------
  4,000,000     CA Statewide CDA (Turning Point) 1                              6.500         11/01/2031
4,178,040
--------------------------------------------------------------------------------------------------------------------------
    450,000     CA Statewide CDA (United Airlines) 5,6                          5.700
10/01/2033           293,301
--------------------------------------------------------------------------------------------------------------------------
  7,800,000     CA Statewide CDA COP (Cedars-Sinai Medical Center)
                INFLOS 1,3                                                      8.184 4       11/01/2015
7,848,984
--------------------------------------------------------------------------------------------------------------------------
  7,000,000     CA Statewide CDA COP
                (Pride Industries/Pride Industries One Obligated Group)         7.250         11/01/2029
7,349,510
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     CA Statewide CDA COP (Windward School) 1                        6.900         09/01/2023
2,080,360
--------------------------------------------------------------------------------------------------------------------------
  4,500,000     CA Statewide CDA COP INFLOS 3                                   9.100 4       10/01/2011
5,345,910
--------------------------------------------------------------------------------------------------------------------------
    500,000     CA Statewide CDA, Series A                                      5.200
09/02/2025           497,690
--------------------------------------------------------------------------------------------------------------------------
  1,250,000     CA Statewide CDA, Series A                                      5.350         09/02/2035
1,252,725
--------------------------------------------------------------------------------------------------------------------------
  5,000,000     CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                               6.000         05/01/2037
5,286,150
--------------------------------------------------------------------------------------------------------------------------
 11,720,000     CA Statewide Financing Authority Tobacco
                Settlement (TASC) 1                                             6.000         05/01/2043
12,390,736
--------------------------------------------------------------------------------------------------------------------------
 30,000,000     CA Statewide Financing Authority Tobacco
                Settlement (TASC)                                               6.000         05/01/2043
31,716,900
--------------------------------------------------------------------------------------------------------------------------
  3,835,000     CA Valley Health System COP 1                                   6.875         05/15/2023
3,840,714
--------------------------------------------------------------------------------------------------------------------------
     75,000     CA Valley Health System, Series A                               6.500
05/15/2025            78,450
--------------------------------------------------------------------------------------------------------------------------
    120,000     CA Veterans GO                                                  4.700
12/01/2012           120,053
--------------------------------------------------------------------------------------------------------------------------
 10,000,000     CA Veterans GO 1                                                4.700         12/01/2017
10,186,500
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     CA Veterans GO                                                  5.600         12/01/2032
1,029,020

PRINCIPAL
VALUE
     AMOUNT                                                                    COUPON           MATURITY
SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$ 1,500,000     CA Veterans GO, Series B                                        5.450%        12/01/2017     $
1,533,030
--------------------------------------------------------------------------------------------------------------------------
  1,800,000     CA Veterans GO, Series BH 1                                     5.600         12/01/2032
1,815,588
--------------------------------------------------------------------------------------------------------------------------
     55,000     CA Veterans GO, Series BP                                       5.500
12/01/2026            55,043
--------------------------------------------------------------------------------------------------------------------------
    150,000     CA Veterans GO, Series BR                                       5.250
12/01/2026           150,864
--------------------------------------------------------------------------------------------------------------------------
    565,000     CA Veterans GO, Series BT                                       5.000
12/01/2012           574,684
--------------------------------------------------------------------------------------------------------------------------
  5,250,000     CA Veterans GO, Series BT 1                                     5.375         12/01/2016
5,346,758
--------------------------------------------------------------------------------------------------------------------------
     25,000     CA Water Resource Devel. GO, Series S                           5.500
04/01/2009            25,057
--------------------------------------------------------------------------------------------------------------------------
  2,935,000     Calaveras County Special Tax Community Facilities
                District No. 2                                                  7.000         09/01/2026
3,254,533
--------------------------------------------------------------------------------------------------------------------------
  2,300,000     Campbell Redevel. Agency Tax Allocation                         6.600         10/01/2032
2,521,191
--------------------------------------------------------------------------------------------------------------------------
  1,460,000     Carson Improvement Bond Act                                     7.375         09/02/2022
1,573,150
--------------------------------------------------------------------------------------------------------------------------
  6,000,000     Carson Redevel. Agency                                          6.000         01/01/2035
6,064,800
--------------------------------------------------------------------------------------------------------------------------
  1,350,000     Cathedral City Improvement Bond Act 1915 2                      5.050         09/02/2035
1,343,102
--------------------------------------------------------------------------------------------------------------------------
    100,000     Central CA Joint Powers Health Financing Authority
                COP (Community Hospitals of Central CA)                         6.000
02/01/2020           106,600
--------------------------------------------------------------------------------------------------------------------------
  1,200,000     Chino Community Facilities District Special Tax                 6.000         09/01/2028
1,248,612
--------------------------------------------------------------------------------------------------------------------------
  1,340,000     Chino Community Facilities District Special Tax                 6.000         09/01/2033
1,388,950
--------------------------------------------------------------------------------------------------------------------------
  7,000,000     Chula Vista Redevel. Agency (Bayfront)                          7.625         09/01/2024
7,167,370
--------------------------------------------------------------------------------------------------------------------------
    500,000     Chula Vista Redevel. Agency (Bayfront)                          8.250
05/01/2024           532,250
--------------------------------------------------------------------------------------------------------------------------
  1,825,000     Coalinga Regional Medical Center COP 1                          5.750         09/01/2024
1,897,745
--------------------------------------------------------------------------------------------------------------------------
  3,040,000     Coalinga Regional Medical Center COP 1                          6.000         09/01/2034
3,122,354
--------------------------------------------------------------------------------------------------------------------------
  2,360,000     Colton Community Facilities District Special Tax                7.500         09/01/2020
2,607,045
--------------------------------------------------------------------------------------------------------------------------
    815,000     Commerce CDC Tax Allocation                                     5.750
08/01/2010           855,677
--------------------------------------------------------------------------------------------------------------------------
  2,800,000     Commerce CDC Tax Allocation                                     6.000         08/01/2021
2,886,688
--------------------------------------------------------------------------------------------------------------------------
  3,075,000     Contra Costa County Special Tax Community
                Facilities District                                             5.580         08/01/2016
3,185,300
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     Corona-Norco Unified School District Public
                Financing Authority                                             6.125         09/01/2034
1,549,170
--------------------------------------------------------------------------------------------------------------------------
     50,000     Culver City Redevel. Finance Authority                          5.800
11/01/2013            50,761
--------------------------------------------------------------------------------------------------------------------------
  3,335,000     Davis Public Facilities Finance Authority
                (Mace Ranch Area)                                               6.600         09/01/2025
3,491,478
--------------------------------------------------------------------------------------------------------------------------
  3,280,000     East Palo Alto Redevel. Agency Tax Allocation
                (University Circle-Gateway)                                     6.625         10/01/2029
3,513,995
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     Eastern CA Municipal Water District
                (Crown Valley Village)                                          5.625         09/01/2034
1,524,420
--------------------------------------------------------------------------------------------------------------------------
    160,000     Eastern CA Municipal Water District (Serena Hills)              6.000
09/01/2033           163,216
--------------------------------------------------------------------------------------------------------------------------
  4,000,000     El Dorado County Special Tax 2                                  5.250         09/01/2035
3,978,840
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     Escondido Joint Powers Financing Authority
                (California Center for the Arts) 1                              6.000         09/01/2018
2,051,420
--------------------------------------------------------------------------------------------------------------------------
    700,000     Farmersville Unified School District COP                        5.000
08/01/2026           689,710
--------------------------------------------------------------------------------------------------------------------------
  1,625,000     Folsom Special Tax Community Facilities District No. 10         6.300         09/01/2012
1,751,588

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

PRINCIPAL
VALUE
     AMOUNT                                                                    COUPON           MATURITY
SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$ 8,500,000     Folsom Special Tax Community Facilities District No. 10         6.875%        09/01/2019     $
9,342,265
--------------------------------------------------------------------------------------------------------------------------
     10,000     Fontana Redevel. Agency (Jurupa Hills)                          5.500
10/01/2027            10,397
--------------------------------------------------------------------------------------------------------------------------
  5,000,000     Freemont Community Facilities District
                (Pacific Commons)                                               5.375         09/01/2036
4,992,250
--------------------------------------------------------------------------------------------------------------------------
  1,675,000     Hawthorne Community Redevel. Agency Special Tax                 7.200         10/01/2025
1,780,944
--------------------------------------------------------------------------------------------------------------------------
  1,180,000     Hawthorne Community Redevel. Agency Special Tax                 7.200         10/01/2025
1,254,635
--------------------------------------------------------------------------------------------------------------------------
  1,835,000     Hercules Improvement Bond Act 1915                              5.100         09/02/2035
1,801,401
--------------------------------------------------------------------------------------------------------------------------
  3,000,000     Hesperia Community Redevel. Agency Tax Allocation 1             5.000         09/01/2035
3,134,070
--------------------------------------------------------------------------------------------------------------------------
  3,000,000     Huntington Park Public Financing Authority, Series A            6.200         10/01/2025
3,123,660
--------------------------------------------------------------------------------------------------------------------------
    130,000     Independent Cities, CA Lease Finance Authority
                (El Granada Mobile Home Park)                                   6.000
05/15/2034           135,734
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     Indio Improvement Bond Act of 1915 Assessment
                District No. 2003-03                                            6.125         09/02/2029
2,023,140
--------------------------------------------------------------------------------------------------------------------------
  2,820,000     Indio Improvement Bond Act of 1915 Assessment
                District No. 2004-3                                             5.500         09/02/2030
2,814,134
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     Indio Public Financing Authority                                6.100         09/02/2029
2,101,420
--------------------------------------------------------------------------------------------------------------------------
  4,250,000     Indio Redevel. Agency Tax, Series B                             6.500         08/15/2034
4,461,523
--------------------------------------------------------------------------------------------------------------------------
  5,000,000     La Verne COP (Bethren Hillcrest Homes) 1                        5.600         02/15/2033
5,289,400
--------------------------------------------------------------------------------------------------------------------------
  4,500,000     La Verne COP (Bethren Hillcrest Homes) 1                        6.625         02/15/2025
4,963,095
--------------------------------------------------------------------------------------------------------------------------
  1,750,000     Lake Elsinore Public Financing Authority, Series F              7.100         09/01/2020
1,889,195
--------------------------------------------------------------------------------------------------------------------------
  3,400,000     Lake Elsinore Unified School District                           5.350         09/01/2035
3,440,086
--------------------------------------------------------------------------------------------------------------------------
     20,000     Lathrop Improvement Bond (Mossdale Village)                     6.125
09/02/2028            20,604
--------------------------------------------------------------------------------------------------------------------------
  5,000,000     Lathrop Special Tax Community Facilities District No. 03-2 1    7.000         09/01/2033
5,237,100
--------------------------------------------------------------------------------------------------------------------------
    750,000     Lincoln Special Tax                                             5.900
09/01/2024           798,345
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Lincoln Special Tax                                             5.950         09/01/2028
1,072,450
--------------------------------------------------------------------------------------------------------------------------
  1,305,000     Lindsay Redevel. Agency                                         5.000         08/01/2025
1,351,784
--------------------------------------------------------------------------------------------------------------------------
  2,290,000     Lindsay Redevel. Agency                                         5.000         08/01/2035
2,353,548
--------------------------------------------------------------------------------------------------------------------------
     25,000     Loma Linda Collateralized Loan (Redlands)                       7.375
06/01/2009            25,300
--------------------------------------------------------------------------------------------------------------------------
     25,000     Long Beach Bond Finance Authority
                (Aquarium of the South Pacific)                                 5.000
11/01/2026            26,071
--------------------------------------------------------------------------------------------------------------------------
 12,450,000     Los Angeles Community Facilities District (Playa Vista) 1       4.750         09/01/2031
12,749,672
--------------------------------------------------------------------------------------------------------------------------
  1,475,000     Los Angeles Community Redevel. Agency
                (Grand Central Square) 1                                        5.850         12/01/2026
1,476,106
--------------------------------------------------------------------------------------------------------------------------
 36,235,000     Los Angeles Community Redevel. Agency
                (Manchester Social Services)                                    5.000         09/01/2037
37,683,675
--------------------------------------------------------------------------------------------------------------------------
    250,000     Los Angeles County Schools Regionalized
                Business Services Corp.                                         5.125
09/01/2027           250,378
--------------------------------------------------------------------------------------------------------------------------
  2,375,000     Los Angeles Department of Water & Power RITES 1,3              10.954 4       07/01/2024
2,610,648
--------------------------------------------------------------------------------------------------------------------------
  5,500,000     Los Angeles Harbor Department, Series B 1                       6.000         08/01/2014
5,711,970

PRINCIPAL
VALUE
     AMOUNT                                                                    COUPON           MATURITY
SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------

    CALIFORNIA Continued
$    85,000     Los Angeles Harbor, Series B                                    5.375%        11/01/2019
$      87,684
--------------------------------------------------------------------------------------------------------------------------
     25,000     Los Angeles Regional Airports Improvement Corp.
                (United Airlines) 3,5,6                                         8.800
11/15/2021            22,275
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Los Angeles USD ROLs 1,3                                        8.826 4       07/01/2015
3,070,875
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Los Angeles USD ROLs 3                                          8.826 4       07/01/2016
3,070,875
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     Los Angeles USD ROLs 3                                          8.826 4       07/01/2017
1,842,525
--------------------------------------------------------------------------------------------------------------------------
     15,000     Los Gatos Union School District                                 5.000
08/01/2024            15,830
--------------------------------------------------------------------------------------------------------------------------
     65,000     M-S-R Public Power Agency (San Juan)                            6.000
07/01/2022            65,852
--------------------------------------------------------------------------------------------------------------------------
  4,550,000     M-S-R Public Power Agency (San Juan) ROLs 1,3                   9.323 4       07/01/2017
4,677,582
--------------------------------------------------------------------------------------------------------------------------
    100,000     Madera County COP (Valley Children's Hospital)                  5.750
03/15/2028           102,313
--------------------------------------------------------------------------------------------------------------------------
     50,000     Marina Community Facilities District Special Tax                6.250
09/01/2023            51,500
--------------------------------------------------------------------------------------------------------------------------
    915,000     Menifee Union School District 2                                 5.200
09/01/2030           916,464
--------------------------------------------------------------------------------------------------------------------------
    500,000     Menifee Union School District 2                                 5.250
09/01/2035           500,510
--------------------------------------------------------------------------------------------------------------------------
    400,000     Menifee Union School District Special Tax                       5.200
09/01/2035           394,116
--------------------------------------------------------------------------------------------------------------------------
    690,000     Menifee Union School District Special Tax                       5.500
09/01/2034           697,362
--------------------------------------------------------------------------------------------------------------------------
    385,000     Menifee Union School District Special Tax                       5.500
09/01/2034           389,108
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Merced Special Tax 2                                            5.000
09/01/2030           975,520
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Merced Special Tax 2                                            5.100
09/01/2035           981,690
--------------------------------------------------------------------------------------------------------------------------
     20,000     Mill Valley Community Facilities District Special Tax
                (Library Renovation)                                            5.800
08/01/2026            20,012
--------------------------------------------------------------------------------------------------------------------------
    480,000     Modesto Irrigation District COP                                 5.300
07/01/2022           480,902
--------------------------------------------------------------------------------------------------------------------------
    700,000     Murrieta Community Facilities District Special Tax
                (Bremerton)                                                     5.625
09/01/2034           713,853
--------------------------------------------------------------------------------------------------------------------------
  1,810,000     Murrieta Community Facilities District Special Tax
                (Creekside Village)                                             5.200         09/01/2035
1,744,116
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Murrieta Community Facilities District Special Tax
                (Murrieta Springs)                                              5.500         09/01/2034
2,508,200
--------------------------------------------------------------------------------------------------------------------------
     25,000     Murrieta Valley Unified School District Special Tax             5.250
09/01/2037            24,674
--------------------------------------------------------------------------------------------------------------------------
  1,785,000     Murrieta Valley Unified School District Special Tax             6.000         09/01/2035
1,874,018
--------------------------------------------------------------------------------------------------------------------------
    875,000     Murrieta, CA Community Facilities District
                (Murrieta Fields)                                               5.250
09/01/2035           863,870
--------------------------------------------------------------------------------------------------------------------------
  2,250,000     Norco Special Tax                                               7.000         09/01/2033
2,525,130
--------------------------------------------------------------------------------------------------------------------------
  1,320,000     Norco Special Tax Community Facilities District No.             7.100         10/01/2030
1,442,694
                97-1
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Northern CA Power Agency (Hydroelectric)                        5.125         07/01/2023
1,053,770
--------------------------------------------------------------------------------------------------------------------------
  7,490,000     Northern CA Tobacco Securitization Authority (TASC)             5.375         06/01/2041
7,673,205
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Orange County Community Facilities District
                (Ladera Ranch), Series A                                        6.250         08/15/2030
1,073,000
--------------------------------------------------------------------------------------------------------------------------
  2,250,000     Orange County Community Facilities District
                (Ladera Ranch), Series A                                        6.700         08/15/2029
2,568,398
--------------------------------------------------------------------------------------------------------------------------
    500,000     Palm Springs Improvement Bond Act 1915                          5.150
09/02/2030           490,380
--------------------------------------------------------------------------------------------------------------------------
     50,000     Palmdale Multifamily Hsg., Series A                             7.375
09/01/2024            50,086

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

VALUE
     AMOUNT                                                                    COUPON           MATURITY
SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$ 1,390,000     Perris Community Facilities District Special Tax                5.300%        09/01/2035     $
1,372,417
--------------------------------------------------------------------------------------------------------------------------
  2,085,000     Perris Community Facilities District Special Tax
                (Amber Oaks)                                                    6.000         09/01/2034
2,173,216
--------------------------------------------------------------------------------------------------------------------------
    500,000     Perris Community Facilities District Special Tax                5.100
09/01/2028           497,850
                (Avalon) 2
--------------------------------------------------------------------------------------------------------------------------
    550,000     Perris Community Facilities District Special Tax                5.150
09/01/2032           549,175
                (Avalon) 2
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Perris Community Facilities District Special Tax
                (Chaparral Ridge)                                               6.250         09/01/2033
2,662,475
--------------------------------------------------------------------------------------------------------------------------
  1,310,000     Perris Community Facilities District Special Tax,               5.750         09/01/2035
1,322,222
                Series A
--------------------------------------------------------------------------------------------------------------------------
  3,605,000     Perris Community Facilities District Special Tax,               6.000         09/01/2034
3,757,528
                Series B
--------------------------------------------------------------------------------------------------------------------------
  1,250,000     Perris Public Financing Authority, Series A                     6.250         09/01/2033
1,336,263
--------------------------------------------------------------------------------------------------------------------------
     95,000     Pittsburg Infrastructure Financing Authority, Series A          5.600
09/02/2024            97,637
--------------------------------------------------------------------------------------------------------------------------
    500,000     Pomona (Single Family Mtg.), Series B                           7.500
08/01/2023           671,325
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Port Oakland RITES 1,3                                          8.496 4       11/01/2015
2,894,275
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Port Oakland RITES 1,3                                          8.746 4       11/01/2017
2,943,775
--------------------------------------------------------------------------------------------------------------------------
  2,430,000     Port Oakland RITES 1,3                                         10.919 4       11/01/2022
2,809,712
--------------------------------------------------------------------------------------------------------------------------
  5,025,000     Port Oakland RITES 1,3                                         10.919 4       11/01/2032
5,627,397
--------------------------------------------------------------------------------------------------------------------------
  2,660,000     Port Oakland RITES 1,3                                         12.419 4       11/01/2025
3,248,286
--------------------------------------------------------------------------------------------------------------------------
     40,000     Port of Oakland, Series L                                       5.000
11/01/2032            41,199
--------------------------------------------------------------------------------------------------------------------------
     35,000     Rancho Mirage Redevel. Agency                                   5.500
04/01/2029            35,115
--------------------------------------------------------------------------------------------------------------------------
  3,000,000     Redding Electric COP RIBS 1                                    10.170 4       07/08/2022
4,371,300
--------------------------------------------------------------------------------------------------------------------------
  4,420,000     Riverside County COP (Family Law) 1                             5.000         11/01/2036
4,646,039
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     Riverside Special Tax Community Facilities
                District No. 92-1, Series A                                     5.300         09/01/2034
2,027,540
--------------------------------------------------------------------------------------------------------------------------
     15,000     Rosemead Redevel. Agency                                        5.500
10/01/2018            15,025
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     Roseville Woodcreek West Community Facility                     6.500         09/01/2015
1,701,645
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Roseville Woodcreek West Community Facility                     6.700         09/01/2025
1,142,000
--------------------------------------------------------------------------------------------------------------------------
     10,000     Sacramento County Airport System, Series A                      5.900
07/01/2024            10,439
--------------------------------------------------------------------------------------------------------------------------
     35,000     Sacramento County Airport System, Series B                      5.750
07/01/2024            35,319
--------------------------------------------------------------------------------------------------------------------------
  1,750,000     Sacramento County Sanitation District, Series A 1               5.875         12/01/2027
1,784,878
--------------------------------------------------------------------------------------------------------------------------
      5,000     Sacramento Municipal Utility District                           5.000
08/15/2028             5,207
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Sacramento, CA Power Authority (Cogeneration)                   6.000         07/01/2022
1,050,150
--------------------------------------------------------------------------------------------------------------------------
    125,000     San Bernardino County COP (Medical Center Financing)            5.500
08/01/2024           126,504
--------------------------------------------------------------------------------------------------------------------------
    150,000     San Bernardino Joint Powers Financing Authority
                (Department of Transportation)                                  5.500
12/01/2020           154,250
--------------------------------------------------------------------------------------------------------------------------
  1,850,000     San Bernardino Joint Powers Financing Authority
                (Tax Allocation) 3                                              6.625         04/01/2026
2,023,456
--------------------------------------------------------------------------------------------------------------------------
  3,750,000     San Diego County COP
                (Developmental Service Foundation)                              5.500         09/01/2027
3,805,800
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     San Diego County, CA COP                                        5.700
02/01/2028           974,410
--------------------------------------------------------------------------------------------------------------------------
    315,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                              5.900
06/01/2018           318,358

PRINCIPAL
VALUE
     AMOUNT                                                                    COUPON           MATURITY
SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$    50,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                              5.900%        06/01/2018
$      50,091
--------------------------------------------------------------------------------------------------------------------------
     40,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                              5.900
09/01/2018            40,085
--------------------------------------------------------------------------------------------------------------------------
    325,000     San Diego Industrial Devel.
                (San Diego Gas & Electric Company)                              5.900
09/01/2018           325,777
--------------------------------------------------------------------------------------------------------------------------
  2,730,000     San Diego Sewer, Series A 1                                     5.250         05/15/2020
2,753,150
--------------------------------------------------------------------------------------------------------------------------
  1,880,000     San Diego Unified School District GO RITES 3                   11.023 4       07/01/2027
2,517,395
--------------------------------------------------------------------------------------------------------------------------
  2,445,000     San Diego Unified School District GO RITES 3                   12.027 4       07/01/2023
3,547,010
--------------------------------------------------------------------------------------------------------------------------
     25,000     San Francisco Bay Area Rapid Transit District                   5.000
07/01/2028            26,201
--------------------------------------------------------------------------------------------------------------------------
     15,000     San Francisco City & County Airports Commission                 5.500
05/01/2026            15,374
--------------------------------------------------------------------------------------------------------------------------
     25,000     San Francisco City & County Airports Commission                 5.500
05/01/2026            25,623
--------------------------------------------------------------------------------------------------------------------------
     50,000     San Francisco City & County Airports Commission                 5.625
05/01/2021            51,349
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     San Francisco City & County Airports Commission 1               5.700         05/01/2014
1,029,350
--------------------------------------------------------------------------------------------------------------------------
    435,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             0.000 7
08/01/2020           188,124
--------------------------------------------------------------------------------------------------------------------------
    590,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             0.000 7
08/01/2022           222,595
--------------------------------------------------------------------------------------------------------------------------
    615,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             0.000 7
08/01/2023           216,812
--------------------------------------------------------------------------------------------------------------------------
    540,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             0.000 7
08/01/2024           178,670
--------------------------------------------------------------------------------------------------------------------------
    420,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             0.000 7
08/01/2025           130,095
--------------------------------------------------------------------------------------------------------------------------
  1,375,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             0.000 7
08/01/2030           315,453
--------------------------------------------------------------------------------------------------------------------------
  3,020,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             0.000 7
08/01/2034           538,768
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     San Francisco City & County Redevel. Agency
                (Mission Bay South)                                             5.150         08/01/2035
1,504,770
--------------------------------------------------------------------------------------------------------------------------
  6,490,000     San Jacinto Financing Authority, Tranche A                      6.600         09/01/2033
6,292,250
--------------------------------------------------------------------------------------------------------------------------
  6,345,000     San Jacinto Financing Authority, Tranche B                      6.600         09/01/2033
6,018,042
--------------------------------------------------------------------------------------------------------------------------
  6,530,000     San Jacinto Financing Authority, Tranche C                      6.600         09/01/2033
5,711,595
--------------------------------------------------------------------------------------------------------------------------
  1,500,000     San Leandro Community Facilities District No. 1
                Special Tax                                                     6.400         09/01/2019
1,634,430
--------------------------------------------------------------------------------------------------------------------------
  2,125,000     San Marcos Public Facilities Authority RITES 3                 11.151 4       08/01/2034
2,617,065
--------------------------------------------------------------------------------------------------------------------------
  2,150,000     San Marcos Public Facilities Authority RITES 3                 11.151 4       08/01/2035
2,591,739
--------------------------------------------------------------------------------------------------------------------------
  6,000,000     San Marcos Special Tax 2                                        5.950         09/01/2035
6,378,420
--------------------------------------------------------------------------------------------------------------------------
     25,000     San Mateo Sewer, Series A                                       5.000
08/01/2025            25,889
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Santa Ana Financing Authority (Mainplace)                       5.600         09/01/2019
1,098,980
--------------------------------------------------------------------------------------------------------------------------
    300,000     Santa Monica Community College District                         5.750
07/01/2020           306,726
--------------------------------------------------------------------------------------------------------------------------
  3,935,000     Santaluz Special Tax Community Facilities District No. 2        6.375         09/01/2030
4,011,536

--------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

PRINCIPAL
VALUE
     AMOUNT                                                                    COUPON           MATURITY
SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------

CALIFORNIA Continued
$    20,000     Sonoma County Community Redevel. Agency (Roseland)              7.900%        08/01/2013
$      20,446
--------------------------------------------------------------------------------------------------------------------------
  1,585,000     South El Monte Improvement District (Merged Aera) 2             5.000         08/01/2030
1,641,505
--------------------------------------------------------------------------------------------------------------------------
  5,245,000     South El Monte Improvement District (Merged Aera) 2             5.000         08/01/2035
5,412,420
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     South Tahoe Joint Powers Financing Authority                    5.000         10/01/2035
2,103,640
--------------------------------------------------------------------------------------------------------------------------
 10,335,000     Southern CA Logistics Airport Authority                         5.000         12/01/2035
10,666,857
--------------------------------------------------------------------------------------------------------------------------
    500,000     Southern CA Public Power Authority                              5.000
07/01/2015           500,995
--------------------------------------------------------------------------------------------------------------------------
    150,000     Southern CA Public Power Authority RIBS                         8.877 4
07/01/2012           150,873
--------------------------------------------------------------------------------------------------------------------------
  1,170,000     Southern CA Tobacco Securitization Authority (TASC) 1           5.500         06/01/2036
1,206,867
--------------------------------------------------------------------------------------------------------------------------
  3,210,000     Southern CA Tobacco Securitization Authority (TASC) 1           6.000         06/01/2043
3,394,703
--------------------------------------------------------------------------------------------------------------------------
    135,000     Stockton Public Financing Authority, Series A                   5.875
09/02/2016           136,362
--------------------------------------------------------------------------------------------------------------------------
  2,250,000     Tejon Ranch Public Facilities Finance Authority
                Special Tax (Community Facilities District No. 1)               7.200         09/01/2030
2,319,638
--------------------------------------------------------------------------------------------------------------------------
  2,000,000     Temecula Valley Unified School District                         5.500         09/01/2035
2,027,900
--------------------------------------------------------------------------------------------------------------------------
     75,000     Thousand Oaks Redevel. Agency                                   5.000
12/01/2020            75,474
--------------------------------------------------------------------------------------------------------------------------
  4,560,000     Trinity County COP 1,3                                          8.500         01/15/2026
4,565,609
--------------------------------------------------------------------------------------------------------------------------
     60,000     Turlock Public Financing Authority                              5.450
09/01/2024            61,478
--------------------------------------------------------------------------------------------------------------------------
  1,600,000     Tustin Community Facilities District Special Tax
                (John Lang Homes)                                               5.500         09/01/2034
1,624,496
--------------------------------------------------------------------------------------------------------------------------
  2,650,000     Upland Community Facilities District Special Tax
                (San Antonio)                                                   6.100         09/01/2034
2,820,634
--------------------------------------------------------------------------------------------------------------------------
    250,000     Vacaville Public Financing Authority                            5.400
09/01/2022           250,043
--------------------------------------------------------------------------------------------------------------------------
  2,200,000     Val Verde Unified School District                               5.000         01/01/2030
2,312,112
--------------------------------------------------------------------------------------------------------------------------
  2,500,000     Val Verde Unified School District                               5.000         01/01/2035
2,623,450
--------------------------------------------------------------------------------------------------------------------------
    415,000     Val Verde, CA Unified School District Special Tax               5.450
09/01/2036           419,192
--------------------------------------------------------------------------------------------------------------------------
    850,000     Vallejo COP (Marine World Foundation) 3                         7.000
02/01/2017           893,129
--------------------------------------------------------------------------------------------------------------------------
  1,000,000     Vallejo COP (Marine World Foundation) 1,3                       7.200         02/01/2026
1,050,270
--------------------------------------------------------------------------------------------------------------------------
  1,060,000     Valley Sanitation District 2                                    5.000         09/02/2025
1,048,690
--------------------------------------------------------------------------------------------------------------------------
  1,375,000     Valley Sanitation District 2                                    5.200         09/02/2030
1,375,963
--------------------------------------------------------------------------------------------------------------------------
  1,160,000     Victor Valley Union High School District 2                      5.100         09/01/2035
1,156,230
--------------------------------------------------------------------------------------------------------------------------
    500,000     Victorville Special Tax 2                                       5.050
09/01/2030           499,060
--------------------------------------------------------------------------------------------------------------------------
    450,000     Victorville Special Tax 2                                       5.125
09/01/2035           447,246
--------------------------------------------------------------------------------------------------------------------------
    200,000     Vista Community Devel. Commission (Vista Redevel.)              6.000
09/01/2025           204,612
--------------------------------------------------------------------------------------------------------------------------
  4,000,000     Western Hills Water District Special Tax
                (Diablo Grande Community Facilities)                            6.125         09/01/2031
4,130,480
--------------------------------------------------------------------------------------------------------------------------
    500,000     Western Hills Water District Special Tax (Diablo Grande)        6.875
09/01/2031           533,740
--------------------------------------------------------------------------------------------------------------------------
  1,570,000     Westlands Water District RITES 1,3                             11.129 4       09/01/2030
1,884,502
--------------------------------------------------------------------------------------------------------------------------
  2,645,000     Westlands Water District RITES 1,3                             11.129 4       09/01/2035
3,157,918
--------------------------------------------------------------------------------------------------------------------------
     15,000     Yucaipa Redevel. Agency
                (Eldorado Palms Mobile Home)                                    6.000
05/01/2030            15,425

-------------

795,424,995

PRINCIPAL
VALUE
     AMOUNT                                                                    COUPON           MATURITY
SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------

U.S. POSSESSIONS--10.4%
$50,000,000     Puerto Rico Children's Trust Fund (TASC) 2                      0.000% 7      05/15/2050     $
3,172,000
--------------------------------------------------------------------------------------------------------------------------
  2,245,000     Puerto Rico HBFA 1                                              6.250         04/01/2029
2,302,539
--------------------------------------------------------------------------------------------------------------------------
  5,750,000     Puerto Rico Infrastructure                                      5.000         07/01/2041
6,004,553
--------------------------------------------------------------------------------------------------------------------------
  5,510,000     Puerto Rico ITEMECF (Cogeneration Facilities) 1                 6.625         06/01/2026
5,979,232
--------------------------------------------------------------------------------------------------------------------------
  2,710,000     Puerto Rico ITEMECF (Mennonite General Hospital) 1              6.500         07/01/2012
2,731,246
--------------------------------------------------------------------------------------------------------------------------
 22,400,000     Puerto Rico Port Authority (American Airlines), Series A 1      6.250         06/01/2026
17,741,472
--------------------------------------------------------------------------------------------------------------------------
 27,000,000     V.I.Public Finance Authority (Hovensa Coker)                    6.500         07/01/2021
30,785,130
--------------------------------------------------------------------------------------------------------------------------
  4,515,000     V.I.Public Finance Authority, Series A 1                        6.375         10/01/2019
5,117,030
--------------------------------------------------------------------------------------------------------------------------
  5,150,000     V.I.Public Finance Authority, Series E                          6.000         10/01/2022
5,382,265

-------------

79,215,467

--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $821,239,118)--115.0%
874,640,462
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(15.0)
(113,758,562)

-------------
NET ASSETS--100.0%                                                                                           $
760,881,900

=============

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the year ended July 31, 2005 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

                                   Appendix A

                       MUNICIPAL BOND RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below for municipal securities. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moody's Investors Service, Inc. ("Moody's")
Municipal Ratings are opinions of the investment quality of issuers and issues in the U.S. municipal and tax-exempt markets. As such, these ratings incorporate
Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

MUNICIPAL LONG-TERM RATING DEFINITIONS

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS
In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.
In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term rating assigned to the demand feature of VRDOs is designated as
VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

MIG 3/VMIG 3: Denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG: Denotes speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's Ratings Services ("Standard & Poor's"), a division of The McGraw-Hill Companies, Inc.

LONG-TERM ISSUE CREDIT RATINGS
Issue credit ratings are based in varying degrees, on the following considerations:
o        Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o        Nature of and provisions of the obligation; and
o        Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' are less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' are more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' are in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The `r' highlights derivative, hybrid, and certain other obligations that
Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS
Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated "A-1" is rated in the highest category by
Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: o Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will
         be treated as a note; and
o        Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

INTERNATIONAL LONG-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings.
Investment Grade:

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL SHORT-TERM CREDIT RATINGS
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                   Appendix B

                     MUNICIPAL BOND INDUSTRY CLASSIFICATIONS

Adult Living Facilities
Airlines
Education
Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods Marine/Aviation Facilities Multi-Family Housing
Municipal Leases Non Profit Organization Paper, Containers & Packaging Parking
Fee Revenue Pollution Control Resource Recovery Sales Tax Revenue Sewer
Utilities Single Family Housing Special Assessment Special Tax Sports Facility
Revenue Student Loans Telephone Utilities Tobacco Water Utilities

                                   Appendix C

                            OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class A shares(2) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(3) That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1) plans qualified under Sections 401(a) or 401(k) of the Internal
              Revenue Code, 2) non-qualified deferred compensation plans, 3)
              employee benefit plans(4) 4) Group Retirement Plans(5) 5)
              403(b)(7) custodial plan accounts 6) Individual Retirement
              Accounts ("IRAs"), including traditional IRAs, Roth IRAs,
              SEP-IRAs, SARSEPs
                  or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the "Transfer
Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.

                     Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
----------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial
Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge
(unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and
Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."(6) This waiver provision applies to:
|_| Purchases of Class A shares aggregating $1 million or more.
|_|           Purchases of Class A shares by a Retirement Plan that was
              permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that:
              1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of
              $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_| Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the
                  Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified
                  Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on
                  a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those
                  advised or managed by Merrill Lynch Investment Management,
                  L.P. ("MLIM"), that are made available under a Service
                  Agreement between Merrill Lynch and the mutual fund's
                  principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are
                  referred to as "Applicable Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the
                  Retirement Plan and Merrill Lynch. On the date the plan
                  sponsor signs the record keeping service agreement with
                  Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds)
                  invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more
                  eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.

              Waivers of Class A Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any Class
A sales charges (and no concessions are paid by the Distributor on such
purchases): |_| The Manager or its affiliates.
|_|           Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
              relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|           Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
              Distributor for that purpose.
|_|           Dealers or brokers that have a sales agreement with the
              Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|           Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers
              (and which are identified as such to the Distributor) or with the
              Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|           Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|           Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|           "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the
              Distributor for those purchases.
|_|           Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor)
              who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial
              intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|           Directors, trustees, officers or full-time employees of OpCap
              Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|           Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_| A unit investment trust that has entered into an appropriate agreement with
the Distributor. |_| Dealers, brokers, banks, or registered investment advisers
that have entered into an agreement with the
              Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|           Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the
              Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those
              purchases.
|_|           A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
              Advisors) whose Class B or Class C shares of a Former Quest for
              Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on
              November 24, 1995.
|_|           A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund
              clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B. Waivers of the Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such
purchases): |_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which
              the Fund is a party.
|_|           Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
              (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the
              Distributor.
|_|           Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_| Shares purchased in amounts of less than $5.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the
following cases: |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account
              value adjusted annually.
|_|           Involuntary redemptions of shares by operation of law or
              involuntary redemptions of small accounts (please refer to
              "Shareholder Account Rules and Policies," in the applicable fund
              Prospectus).
|_|           For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability (as defined in the
              Internal Revenue Code) of the participant or
                  beneficiary. The death or disability must occur after the
              participant's account was established. 2) To return excess contributions. 3) To return contributions made due to a mistake of fact.
4) Hardship withdrawals, as defined in the plan.(7)
              5) Under a Qualified Domestic Relations Order, as defined in the
              Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
              Revenue Code.
              6) To meet the minimum distribution requirements of the Internal
              Revenue Code. 7) To make "substantially equal periodic payments"
              as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries. 9) Separation from service.(8)
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
                  arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
                  OppenheimerFunds-sponsored IRA.
|_|           For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|           For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|           For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the
              Distributor.
III.                      Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
----------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be
waived for redemptions of shares in the following cases: |_| Shares redeemed
involuntarily, as described in "Shareholder Account Rules and Policies," in the
applicable
              Prospectus.
|_|           Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|           The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the
              Social Security Administration.
|_|           Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|           Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill
              Lynch.
|_|           Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|           Redemptions of Class C shares of an Oppenheimer fund in amounts of
              $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement
              Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more
              Oppenheimer funds.
|_|           Distributions(9) from Retirement Plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or
                  beneficiary. The death or disability must occur after the
                  participant's account was established in an Oppenheimer fund.
              2) To return excess contributions made to a participant's account.
              3) To return contributions made due to a mistake of fact. 4) To make hardship withdrawals, as defined in the plan.(10)
              5) To make distributions required under a Qualified Domestic
              Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6) To meet the minimum distribution requirements of the Internal
              Revenue Code. 7) To make "substantially equal periodic payments"
              as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.(11) 9) On account of the participant's separation from service.(12)
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or
                  "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an
                  Automatic Withdrawal Plan after the participant reaches age 59
                  1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal
                  Plan for an account other than a Retirement Plan, if the
                  aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by
                  broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|           Redemptions of Class B shares or Class C shares under an Automatic
              Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C
shares sold or issued in the following cases: |_| Shares sold to the Manager or
its affiliates.
|_|           Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_| Shares issued in plans of reorganization to which the Fund is a party.
|_|           Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
              Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.

 Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest
                                                      for Value Funds
-----------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small- & Mid- Cap Value Fund
     Oppenheimer Quest Balanced Fund                          Oppenheimer Quest International Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November
24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|      acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the
              Former Quest for Value Funds, or
|_|           purchased by such shareholder by exchange of shares of another
              Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations"
formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for
Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

----------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges: o Shareholders who were shareholders of the
AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a
portfolio of the AMA Family of Funds. o Shareholders who acquired shares of any
Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.
The Class A contingent deferred sales charge will not apply to redemptions of
Class A shares purchased by the following investors who were shareholders of any
Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the
following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o                 withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value,
                  adjusted annually, and
o                 liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o                 withdrawals under an automatic withdrawal plan (but only for
                  Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o                 liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                       Connecticut Mutual Investment Accounts, Inc.
-----------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                            Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account             CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                            CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                            CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other
                  Former Connecticut Mutual Funds were $500,000 prior to March
                  18, 1996, as a result of direct purchases or purchases
                  pursuant to the Fund's policies on Combined Purchases or
                  Rights of Accumulation, who still hold those shares in that
                  Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of
                  Intention entered into prior to March 18, 1996, with the
                  former general distributor of the Former Connecticut Mutual
                  Funds to purchase shares valued at $500,000 or more over a
                  13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|

         Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual
                  Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and
                  Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former
                  Connecticut Mutual Funds and members of their immediate
                  families;
              4)  employee benefit plans sponsored by Connecticut Mutual
                  Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated
                  companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an
                  individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former
                  Connecticut Mutual Funds, provided the institution had an
                  agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1) by the estate of a deceased shareholder;
     2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code; 3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)       as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
         Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.                   Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
----------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on
March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.            Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
----------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|      the Manager and its affiliates,
|_|           present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
              Additional Information) of the Fund, the Manager and its
              affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|           registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|           dealers or brokers that have a sales agreement with the
              Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|           employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
              Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|           dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of
              Class M shares of the Fund in specific investment products made available to their clients, and
|_|           dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior
              distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan. (2) Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund. (3) In the case of
Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal
Charges and references to "redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.
(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55. (9) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the
Plan.
(10) This provision does not apply to IRAs.
(11) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan. (12) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

Oppenheimer California Municipal Fund

Internet Website
       www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
       OppenheimerFunds Services
       P.O. Box 5270 Denver, Colorado 80217 1.800.CALL OPP(225.5677)

Custodian Bank
       Citibank, N.A.
       111 Wall Street
       New York, New York 10005

Independent Registered Public Accounting Firm
       KPMG LLP
       707 Seventeenth Street
       Denver, Colorado 80202

Legal Counsel
       Mayer, Brown, Rowe & Maw LLP
       1675 Broadway
       New York, New York 10019

1234
PX0790.001.1105

                      OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

(a) Amended and Restated Declaration of Trust dated August 5, 2002: Previously filed with Post-Effective Amendment No. 24 (09/28/04) and incorporated herein by reference.

(b) Amended and Restated By-Laws dated as of December 14, 2000: Previously filed with Registrant's Post-Effective Amendment No. 20 (11/23/01) and incorporated herein by reference.

(c) (i) Specimen Class A Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 20 (11/23/01) and incorporated herein by reference.

       (ii) Specimen Class B Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 20 (11/23/01) and incorporated herein by reference.

       (iii) Specimen Class C Share Certificate: Previously filed with
Registrant's Post-Effective Amendment No. 20 (11/23/01) and incorporated herein by reference.

(d) Amended and Restated Investment Advisory Agreement dated January 1, 2005:
Filed herewith.

(e) (i) General Distributor's Agreement dated December 10, 1992: Previously filed with Registrant's Post-Effective Amendment No. 6 (4/28/93), refiled with
Registrant's Post-Effective Amendment No. 10 (4/25/95) pursuant to Item 102 of
Regulation S-T and incorporated herein by reference.

         (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Pre-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

         (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

         (iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(v) Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(vi) Form of Trust Company Agency Agreement of OppenheimerFunds Distributor,
Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(f) (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated August 9, 2001: Previously filed with Post-Effective Amendment
No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

         (ii) Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Filed with Post-Effective Amendment No. 26 to the
Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), 10/28/98, and incorporated by reference.

(g) (i) Global Custodial Services Agreement dated July 15, 2003, as amended June
9, 2005, between Registrant and Citibank, N.A.: Previously filed with the
Initial Registration Statement of Oppenheimer International Diversified Fund
(Reg. No. 333-125805), 6/14/05, and incorporated herein by reference.

         (ii) Amended and Restated Foreign Custody Manager Agreement dated May
31, 2001, as amended July 15, 2003, between Registrant and Citibank, N.A:
Previously filed with the Pre-Effective Amendment No. 1 to the Registration
Statement of Oppenheimer International Large-Cap Core Trust (Reg. No.
333-106014), 8/5/03, and incorporated herein by reference.

(h) Not applicable.

(i) Opinion and Consent of Counsel dated October 6, 1988: Previously filed with
Registrant's Pre-Effective Amendment No. 1 to Registrant's Registration
Statement (10/7/88), refiled with Registrant's Post-Effective Amendment No. 10,
(4/25/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j) Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k) Not applicable.

(l) Investment Letter from OppenheimerFunds, Inc. to Registrant dated September
7, 1988: Previously filed with Registrant's Post-Effective Amendment No. 17
(11/24/98), and incorporated herein by reference.

(m) (i) Amended and Restated Service Plan and Agreement for Class A shares dated
April 15, 2004: Previously filed with the Registrant's Post-Effective Amendment
No. 25 (Reg. No. 33-23566), 09/27/05, and incorporated herein by reference.

         (ii) Amended and Restated Distribution and Service Plan and Agreement
for Class B shares dated February 12, 1998: Previously filed with Registrant's
Post-Effective Amendment No. 17, (11/24/98).

         (iii) Amended and Restated Distribution and Service Plan and Agreement
for Class C shares dated February 18, 2004: Filed herewith.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
08/11/05: Previously filed with Post-Effective Amendment No. 5 to the
Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg. No.
333-40186), 09/27/05, and incorporated herein by reference.

(o) (i) Powers of Attorney for John Murphy, Brian Wixted and all
Trustees/Directors, except for Mary Miller: Previously filed with Post-Effective
Amendment No. 62 to the Registration Statement of Oppenheimer Growth Fund (Reg.
No. 2-45272), 10/22/04, and incorporated herein by reference.

         (ii) Power of Attorney for Mary Miller: Previously filed with
Post-Effective Amendment No. 79 to the Registration Statement of Oppenheimer
Global Fund (Reg. No. 2-31661), 11/26/04, and incorporated herein by reference.

         (iii) Powers of Attorney for Matthew Fink: Previously filed with
Post-Effective Amendment No. 44 to the Registration Statement of Oppenheimer
Series Fund, Inc. (Reg. No. 2-75276), 2/24/05, and incorporated herein by reference.

         (iv) Power of Attorney dated September 14, 2005 for Peter I. Wold and
Joseph M. Wikler: Previously filed with Post-Effective Amendment No. 68 to the
Registration Statement of Oppenheimer Money Market Fund, Inc. (Reg. No.
2-49887), 09/27/05, and incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated February
1, 2005 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the Initial Registration Statement of Oppenheimer Dividend Growth Fund
(Reg. No. 333-122902), 2/18/05, and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control with the Fund

None.

Item 25. Indemnification

Reference is made to the provisions of Article Seven of Registrant's Amended and
Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------- ------------------------------------------------------------------------
Name    and    Current     Position     with
OppenheimerFunds, Inc.                        Other Business and Connections During the Past Two Years
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Timothy L. Abbuhl,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Emeline S. Adwers,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Agan,                                  Vice  President  of  OppenheimerFunds  Distributor,  Inc.,  Shareholder
Vice President                                Financial Services, Inc., OFI Private Investments,  Inc. and Centennial
                                              Asset  Management  Corporation;  Senior Vice President of  Shareholders
                                              Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Carl Algermissen,                             Formerly  Associate  Counsel  and  Legal  Compliance  Officer  at Great
Vice President & Associate Counsel            West-Life  &  Annuity  Insurance  Co.  (February   2004-October  2004);
                                              previously with INVESCO Funds
                                              Group, Inc. (June 1993-December
                                              2003), most recently as Senior
                                              Staff Attorney.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Amato,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik Anderson,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Tracey Beck Apostolopoulos,                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Janette Aprilante,                            Secretary  (since  December  2001)  of:  OppenheimerFunds  Distributor,
Vice President & Secretary                    Inc., Centennial Asset Management Corporation,  Oppenheimer Partnership
                                              Holdings,  Inc.,  Oppenheimer Real Asset Management,  Inc., Shareholder
                                              Financial   Services,    Inc.,    Shareholder   Services,    Inc.   and
                                              OppenheimerFunds  Legacy  Program;  (since  January  2005)  of  Trinity
                                              Investment  Management  Corporation.  Secretary  (since  June 2003) of:
                                              HarbourView  Asset  Management  Corporation,  OFI Private  Investments,
                                              Inc. and OFI Institutional  Asset Management,  Inc. Assistant Secretary
                                              (since December 2001) of OFI Trust Company.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hany S. Ayad,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Baker,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Baldwin,                              Formerly Managing Director at Deutsche Bank (March 2001 - March 2005)s
Executive Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Michael Banta,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joanne Bardell,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kevin Baum,                                   None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeff Baumgartner,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Marc Baylin,                                  Formerly Portfolio Manager at J.P. Morgan (June 2002-August 2005.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Todd Becerra,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lalit K. Behal                                Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen Beichert,                            Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gerald Bellamy,                               Assistant Vice President of OFI Institutional Asset Management, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Erik S. Berg,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Bertucci                               None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rajeev Bhaman,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Craig Billings,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark Binning,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert J. Bishop,                             Treasurer (since October 2003) of  OppenheimerFunds  Distributor,  Inc.
Vice President                                and Centennial Asset Management Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Beth Bleimehl,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John R. Blomfield,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa I. Bloomberg,                            Formerly  First Vice  President  and Associate  General  Counsel of UBS
Vice President & Associate Counsel            Financial Services Inc. (May 1999-May 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Veronika Boesch,                              Formerly  (until  February  2004) an  independent  consultant/coach  in
Assistant Vice President                      organizational development.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Chad Boll,                                    None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Antulio N. Bomfim,                            None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John C. Bonnell,                              Vice President of Centennial Asset Management  Corporation.  Formerly a
Vice President                                Portfolio Manager at Strong Financial Corporation (May 1999-May 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michelle Borre Massick,                       None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lori E. Bostrom,                              Formerly Vice President and Corporate  Counsel at Prudential  Financial
Vice President & Senior Counsel               Inc. (October 2002 - November 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Bourgeois,                               Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Boydell,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Bromberg,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lowell Scott Brooks,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joan Brunelle,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kristine Bryan-Levin,                         Formerly  Senior Vice  President at Brown Brothers  Harriman  (November
Vice President                                2002 - May 2005)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Burke,                                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark Burns,                                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Geoffrey Caan,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Catherine Carroll,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Debra Casey,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maria Castro,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Chaffee,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
May Chen,                                     Formerly Assistant Vice President of Enterprise  Services at MassMutual
Assistant Vice President                      Financial Group (May 2002 - April 2005)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles Chibnik,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Patrick Sheng Chu,                            None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brett Clark,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
H.C. Digby Clements, None Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Peter V. Cocuzza,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gerald James Concepcion,                      Formerly   (until   November  2004)  an  RIA  Marketing   Associate  of
Assistant Vice President                      OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Corbett,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Susan Cornwell,                               Vice President of Centennial Asset Management Corporation,  Shareholder
Vice President                                Financial   Services,   Inc.,   OppenheimerFunds   Legacy  Program  and
                                              OppenheimerFunds   Distributors   Inc.;   Senior  Vice   President   of
                                              Shareholder Services, Inc.

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott Cottier,                                None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Coulston,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie C. Cusker,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
George Curry,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Damian,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Richard Demarco,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Craig P. Dinsell,                             None
Executive Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Randall C. Dishmon,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rebecca K. Dolan                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steven D. Dombrower,                          Senior Vice President of OFI Private Investments,  Inc.; Vice President
Vice President                                of OppenheimerFunds Distributor, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas Doyle,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bruce C. Dunbar,                              None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Dvorak,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Edmiston,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel R. Engstrom,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James Robert Erven                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
George R. Evans,                              None
Senior Vice President and Director of
International Equities
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward N. Everett,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathy Faber,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Falicia,                                Assistant  Secretary (as of July 2004) of HarbourView  Asset Management
Assistant Vice President                      Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kristi Feinberg,
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Emmanuel Ferreira,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Ronald H. Fielding,                           Vice President of OppenheimerFunds  Distributor,  Inc.; Director of ICI
Senior Vice President;                        Mutual Insurance Company;  Governor of St. John's College;  Chairman of
Chairman of the Rochester Division            the  Board of  Directors  of  International  Museum of  Photography  at
                                              George Eastman House.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Bradley G. Finkle,                            Vice President of OppenheimerFunds  Distributor,  Inc. Formerly Head of
Vice President                                Business   Management/Proprietary   Distribution   at  Citigroup  Asset

                                              Management (August 1986-September
2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Finley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John E. Forrest,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jordan Hayes Foster,                          Vice President of OFI Institutional Asset Management, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Foxhoven,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Colleen M. Franca,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dominic Freud,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dan Gagliardo,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Hazem Gamal,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Seth Gelman,                                  Formerly an  Associate  in the Asset  Management  Legal  Department  at
Vice President                                Goldman Sachs & Co. (February 2003-August 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Timothy Gerlach,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Subrata Ghose,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles W. Gilbert,                           None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Phillip S. Gillespie,                         Formerly  First Vice President of Merrill Lynch  Investment  Management
Senior Vice President & Deputy General        (2001 to September 2004).
Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alan C. Gilston,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill E. Glazerman,                            None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Benjamin J. Gord,                             Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Granger,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Leyla Greengard,                              None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert B. Grill,                              None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert Haley,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marilyn Hall,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kelly Haney,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Hauenstein,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert W. Hawkins,                            Formerly an Associate  at Shearman  and Sterling LLP (July  2004-August
Assistant Vice President and Assistant        2005) and Dechert LLP (September 2000-June 2004).
Counsel

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas B. Hayes,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer Heathwood,                           None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dennis Hess,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph Higgins,                               Vice President of OFI Institutional Asset Management, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dorothy F. Hirshman,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel Hoelscher,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward Hrybenko,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott T. Huebl,                               Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Margaret Hui,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Huttlin,                                 Senior Vice President  (Director of the International  Division) (since
Vice President                                January 2004) of OFI  Institutional  Asset Management,  Inc.;  Director
                                              (since June 2003) of OppenheimerFunds (Asia) Limited
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James G. Hyland,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve P. Ilnitzki,                            Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Senior Vice
Senior Vice President                         President of OFI Private Investments, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kelly Bridget Ireland,                        Vice  President  (since January 2004) of  OppenheimerFunds  Distributor
Vice President                                Inc.   Formerly,   Director  of  INVESCO   Distributors   Inc.   (April
                                              2000-December 2003).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen T. Ives,                             Vice   President   and   Assistant    Secretary   of   OppenheimerFunds
Vice President, Senior Counsel and            Distributor,  Inc. and Shareholder Services,  Inc.; Assistant Secretary
Assistant Secretary                           of Centennial Asset  Management  Corporation,  OppenheimerFunds  Legacy
                                              Program and Shareholder Financial Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William Jaume,                                Senior Vice President of HarbourView  Asset Management  Corporation and
Vice President                                OFI  Institutional  Asset  Management,  Inc.;  Director  of  OFI  Trust
                                              Company.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Frank V. Jennings,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Jennings,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Michael Johnson,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Kadehjian,                               Formerly Vice President,  Compensation  Manager at The Bank of New York
Assistant Vice President                      (November 1996-November 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles Kandilis,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lynn Oberist Keeshan,                         Assistant Treasurer of OppenheimerFunds Legacy Program
Senior Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas W. Keffer,                             None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Christina J. Keller,                          Vice President of OppenheimerFunds Distributor, Inc.
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Keogh,                                Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Martin S. Korn,                               Formerly  a  Senior  Vice  President  at Bank of  America  (Wealth  and
Senior Vice President                         Investment Management Technology Group) (March 2002-August 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Dimitrios Kourkoulakos,                       None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Kramer,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Kunz,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Lamentino,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Tracey Lange,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey P. Lagarce,                           President  and  Chief  Marketing  Officer  of OFI  Institutional  Asset
Senior Vice President                         Management,   Inc.  as  of  January  2005.   Formerly   Executive  Vice
                                              President-Head of Fidelity
                                              Tax-Exempt Services Business at
                                              Fidelity Investments (August
                                              1996-January 2005).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John Latino,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kristina Lawrence,                            Formerly Assistant Vice President of  OppenheimerFunds,  Inc. (November
Vice President                                2002-March 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gayle Leavitt,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christopher M. Leavy,                         None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Randy Legg,                                   Formerly an associate with Dechert LLP (September 1998-January 2004).
Vice President & Assistant Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Laura Leitzinger,                             Senior Vice President of Shareholder Services,  Inc.; Vice President of
Vice President                                Shareholder Financial Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Justin Leverenz,                              Formerly, a  research/technology  analyst at Goldman Sachs, Taiwan (May
Vice President                                2002-May 2004)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael S. Levine,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gang Li,                                      None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Shanquan Li,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie A. Libby,                               Formerly  Executive Vice President and Chief Operating  Officer at Fred
Senior Vice President                         Alger Management, Inc. (July 1996 - February 2005)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel Lifshey,                               Formerly a Marketing Manager at PIMCO Advisors (January  2002-September
Assistant Vice President                      2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mitchell J. Lindauer,                         None
Vice President & Assistant General Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bill Linden,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Malissa B. Lischin,                           Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Lolli,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Daniel G. Loughran                            None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Patricia Lovett,                              Vice President of Shareholder Financial Services,  Inc. and Senior Vice
Vice President                                President of Shareholder Services, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steven Lucaccini,                             Formerly   Director  and  High  Yield   Analyst  at  UBS  Global  Asset
Assistant Vice President                      Management (November 2001 - April 2005)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Dongyan Ma,                                   None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Steve Macchia,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark H. Madden,                               Formerly  Senior  Vice  President  and Senior  Portfolio  Manager  with
Vice President                                Pioneer Investments, Inc. (July 1990-July 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kathleen Mandzij,                             Formerly  Marketing  Manager - Sales Force Marketing  (March  2003-June
Assistant Vice President                      2004) of OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jerry Mandzij,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Angelo G. Manioudakis                         Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of OFI Institutional Asset Management, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
LuAnn Mascia,                                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Susan Mattisinko,                             Assistant  Secretary  of  HarbourView  Asset  Management   Corporation,
Vice President & Associate Counsel            OppenheimerFunds  Legacy Program,  OFI Private  Investments,  Inc., OFI
                                              Institutional  Asset  Management,  Inc.,  Centennial  Asset  Management
                                              Corporation,  Oppenheimer  Real  Asset  Management,  Inc.  and  Trinity
                                              Investment  Management  Corporation.  Formerly an  Associate  at Sidley
                                              Austin Brown and Wood LLP (1995 - October 2003).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Elizabeth McCormack,                          Vice President and Assistant  Secretary of HarbourView Asset Management
Vice President                                Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph McGovern,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles L. McKenzie,                          Chairman of the Board, Director,  Chief Executive Officer and President
Senior Vice President                         of  OFI  Trust  Company;  Chairman,  Chief  Executive  Officer,  Senior
                                              Managing Director and Director of OFI  Institutional  Asset Management,
                                              Inc.; Chief Executive Officer,  President, Senior Managing Director and
                                              Director  of  HarbourView  Asset  Management   Corporation;   Chairman,
                                              President and Director of Trinity Investment Management Corporation
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Medev,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lucienne Mercogliano,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jason Meshnick,                               Formerly  Financial  Analyst at Wall Street On Demand (April 2003 - May
Assistant Vice President                      2005)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Andrew J. Mika,                               None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Jan Miller,                                   Formerly a Supervisor at Janus (May  2004-October 2004 and a Manager at
Assistant Vice President                      INVESCO (February 1994-February 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Nikolaos D. Monoyios,                         None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Charles Moon,                                 Vice President of HarbourView  Asset Management  Corporation and of OFI
Vice President                                Institutional Asset Management, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John V. Murphy,                               President and  Management  Director of Oppenheimer  Acquisition  Corp.;
Chairman, President, Chief                    President and Director of Oppenheimer  Partnership  Holdings,  Inc. and
Executive Officer & Director                  Oppenheimer  Real Asset  Management,  Inc.;  Chairman  and  Director of
                                              Shareholder Services,  Inc. and Shareholder  Financial Services,  Inc.;
                                              Director of Centennial Asset Management  Corporation,  OppenheimerFunds
                                              Distributor,   Inc.,  Institutional  Asset  Management,  Inc.,  Trinity
                                              Investment Management  Corporation,  Tremont Capital Management,  Inc.,
                                              HarbourView Asset Management  Corporation and OFI Private  Investments,
                                              Inc.;  Executive Vice President of Massachusetts  Mutual Life Insurance
                                              Company;  Director  of DLB  Acquisition  Corporation;  a member  of the
                                              Investment Company Institute's Board of Governors.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Meaghan Murphy, Formerly Marketing Professional, RFP Writer at JP Morgan Fleming
Asset Assistant Vice President Management (May 2002 - October 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Suzanne Murphy,                               Formerly  (until  December  2003) a Vice  President,  Senior  Marketing
Vice President                                Manager with Citigroup.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Thomas J. Murray,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kenneth Nadler,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christina Nasta,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard Nichols,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William Norman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James B. O'Connell,                           Formerly a Senior  Designer  Manager of  OppenheimerFunds,  Inc. (April
Assistant Vice President                      2002 - December 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Matthew O'Donnell,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John O'Hare,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John J. Okray,                                Formerly Vice  President,  Head of Trust  Operations at Lehman Brothers
Vice President                                (June  2004-October  2004)  prior  to which  he was an  Assistant  Vice
                                              President,  Director  of Trust  Services  at  Cambridge  Trust  Company
                                              (October 2002-June 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Lerae A. Palumbo,                             None
AssistantVice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David P. Pellegrino,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Anthony Parish,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allison C. Pells,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert H. Pemble,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lori L. Penna,                                Formerly  an  RFP  Manager/Associate  at  JPMorgan  Chase  & Co.  (June
Vice President                                2001-September 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian Petersen,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marmeline Petion-Midy, Formerly a Senior Financial Analyst with General Motors,
NY Assistant Vice President Treasurer's Office (July 2000-Augut 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Pfeffer,                                Senior Vice  President  of  HarbourView  Asset  Management  Corporation
Senior Vice President and Chief Financial     since February 2004. Formerly,  Director and Chief Financial Officer at
Officer                                       Citigroup Asset Management (February 2000-February 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James F. Phillips,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott Phillips,                               Formerly Vice President at Merrill Lynch  Investment  Management  (June
Vice President                                2000-July 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Gary Pilc,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

John Piper,                                   None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Nicolas Pisciotti,                            Formerly Assistant Vice President at ING (April 2002 - May 2005)
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jason Pizzorusso,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Poiesz,                                 Formerly a Senior Portfolio  Manager at Merrill Lynch (October 2002-May
Senior Vice President, Head of Growth         2004).
Equity Investments
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Sergei Polevikov,                             None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey Portnoy,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Raghaw Prasad,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Preuss,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Ellen Puckett,                                Formerly  Sennior  Program Manager at Dendant  Telecommunications  (May
Assistant Vice President                      2002-September 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jane C. Putnam,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Paul Quarles,                                 Formerly  a  Principal  at  AIM   Management   Group,   Inc.   (October
Assistant Vice President                      1997-October 2004).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael E. Quinn,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Julie S. Radtke,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Norma J. Rapini,                              None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Corry E. Read,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marc Reinganum,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jill Reiter,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Claire Ring,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David Robertson,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Robert Robis,                                 Formerly a Proprietary  Trader at J.P. Morgan Chase & Co. (May 2004-May
Assistant Vice President                      2005).

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Antoinette Rodriguez,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Stacey Roode,                                 None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeffrey S. Rosen,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Stacy Roth,                                   None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
James H. Ruff,                                President  and  Director  of  OppenheimerFunds  Distributor,  Inc.  and
Executive Vice President                      Centennial  Asset Management  Corporation;  Executive Vice President of
                                              OFI Private Investments, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Adrienne Ruffle,                              Formerly an Associate  with Sidley  Austin Brown & Wood LLP  (September
Assistant Vice President and Assistant        2002-February 2005).
Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kim Russomanno,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Timothy Ryan,                                 Formerly  a  research  analyst  in the large  equities  group at Credit
Vice President                                Suisse Asset Management (August 2001-June 2004)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rohit Sah,                                    None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Valerie Sanders,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Karen Sandler,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rudi W. Schadt,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Ellen P. Schoenfeld,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maria Schulte,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Scott A. Schwegel,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Allan P. Sedmak                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer L. Sexton,                           Senior Vice President of OFI Private Investments, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Nava Sharma,                                  None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Bonnie Sherman,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
David C. Sitgreaves,                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward James Sivigny                          None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Enrique H. Smith,                             None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Louis Sortino,                                None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Keith J. Spencer,                             None
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Marco Antonio Spinar,                         None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Richard A. Stein,                             None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur P. Steinmetz,                          Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jennifer Stevens,                             None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
John P. Stoma,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Deborah A. Sullivan,                          Secretary of OFI Trust Company.
Vice President & Assistant Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Michael Sussman,                              Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian C. Szilagyi,                            Director  of  Financial   Reporting   and   Compliance  at  First  Data
Assistant Vice President                      Corporation (April 2003-June 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Matthew Tartaglia,                            None
Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Martin Telles,                                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Paul Temple,                                  None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jeaneen Terrio,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Vincent Toner,                                None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Leonid Tsvayg,                                None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Keith Tucker,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Cameron Ullyat,                               None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Angela Uttaro,                                None
Assistant Vice President:
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark S. Vandehey,                             Vice President of OppenheimerFunds Distributor,  Inc., Centennial Asset
Senior Vice President and Chief Compliance    Management Corporation and Shareholder Services,  Inc.; Chief Financial
Officer                                       Officer  of  HarbourView  Asset  Management  Corporation,   Oppenheimer
                                              Partnership Holdings,  Inc.,  Oppenheimer Real Asset Management,  Inc.,
                                              Shareholder Financial Services, Inc.,  OppenheimerFunds Legacy Program,
                                              OFI Private Investments,  Inc., OFI Trust Company and OFI Institutional
                                              Asset  Management,  Inc.  Formerly (until March 2004) Vice President of
                                              OppenheimerFunds, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Maureen Van Norstrand,                        None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Nancy Vann,                                   Formerly Assistant General Counsel at Reserve Management Company,  Inc.
Vice President and Assistant Counsel          (April to December  2004);  attorney at Sidley  Austin Brown & Wood LLP
                                              (October 1997 - April 2004).
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Rene Vecka,                                   None
Assistant Vice President,
Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Vincent Vermette,                             Assistant Vice President of OppenheimerFunds Distributor, Inc.
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Phillip F. Vottiero,                          None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lisa Walsh,                                   None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Teresa M. Ward,                               Vice President of OppenheimerFunds Distributor, Inc.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Jerry A. Webman,                              Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christopher D. Weiler,                        None
Vice President: Rochester Division
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Adam Weiner,                                  None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Barry D. Weiss,                               Vice  President of  HarbourView  Asset  Management  Corporation  and of
Vice President                                Centennial Asset Management Corporation.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Melissa Lynn Weiss,                           None
Vice President & Associate Counsel
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Christine Wells,                              None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Joseph J. Welsh,                              Vice President of HarbourView Asset Management Corporation.
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Diederick Wermolder,                          Director of  OppenheimerFunds  International Ltd. and  OppenheimerFunds
Senior Vice President                         plc  and  OppenheimerFunds   (Asia)  Limited;   Senior  Vice  President
                                              (Managing Director of the International  Division) of OFI Institutional
                                              Asset Management, Inc..
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Catherine M. White,                           Assistant Vice President of OppenheimerFunds Distributor,  Inc.; member
Assistant Vice President                      of the American Society of Pension Actuaries (ASPA) since 1995.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Annabel Whiting,                              None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
William L. Wilby,                             None
Senior Vice President and Senior Investment
Officer, Director of Equities
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Donna M. Winn,                                President,   Chief  Executive  Officer  and  Director  of  OFI  Private
Senior Vice President                         Investments,  Inc.; Director and President of  OppenheimerFunds  Legacy
                                              Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Philip Witkower,                              Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Brian W. Wixted,                              Treasurer    of    HarbourView     Asset    Management     Corporation;
Senior Vice President and                     OppenheimerFunds  International Ltd., Oppenheimer Partnership Holdings,
Treasurer                                     Inc.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder Services,
                                              Inc.,  Shareholder  Financial Services,  Inc., OFI Private Investments,
                                              Inc., OFI Institutional Asset Management,  Inc.,  OppenheimerFunds  plc
                                              and  OppenheimerFunds  Legacy  Program;  Treasurer and Chief  Financial
                                              Officer  of OFI  Trust  Company;  Assistant  Treasurer  of  Oppenheimer
                                              Acquisition Corp.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Carol E. Wolf,                                Senior Vice President of HarbourView  Asset Management  Corporation and
Senior Vice President                         of Centennial Asset Management Corporation;  serves on the Board of the
                                              Colorado Ballet.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Meredith Wolff,                               None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------

Oliver Wolff,                                 None
Assistant Vice President

--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Kurt Wolfgruber,                              Director  of  Tremont  Capital  Management,   Inc.,  HarbourView  Asset
Executive Vice President, Chief Investment    Management  Corporation and OFI Institutional  Asset  Management,  Inc.
Officer and Director                          (since June 2003)
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Caleb C. Wong,                                None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Edward C. Yoensky,                            None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Lucy Zachman,                                 None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Robert G. Zack                                General  Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;
Executive Vice President and                  General  Counsel of Centennial  Asset  Management  Corporation;  Senior
General Counsel                               Vice  President and General  Counsel of  HarbourView  Asset  Management
                                              Corporation and OFI Institutional  Asset Management,  Inc.; Senior Vice
                                              President,  General  Counsel  and  Director  of  Shareholder  Financial
                                              Services,  Inc.,  Shareholder Services,  Inc., OFI Private Investments,
                                              Inc. and OFI Trust Company;  Vice President and Director of Oppenheimer
                                              Partnership  Holdings,   Inc.;  Director  and  Assistant  Secretary  of
                                              OppenheimerFunds   plc   and   OppenheimerFunds   International   Ltd.;
                                              Secretary  and  General  Counsel  of  Oppenheimer   Acquisition  Corp.;
                                              Director   of   Oppenheimer   Real   Asset    Management,    Inc.   and
                                              OppenheimerFunds  (Asia) Limited);  Vice President of  OppenheimerFunds
                                              Legacy Program.
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Neal A. Zamore,                               None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Mark D. Zavanelli,                            None
Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Alex Zhou,                                    None
Assistant Vice President
--------------------------------------------- ------------------------------------------------------------------------
--------------------------------------------- ------------------------------------------------------------------------
Arthur J. Zimmer,                             Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
--------------------------------------------- ------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund Oppenheimer California Municipal Fund Oppenheimer
Capital Appreciation Fund Oppenheimer Capital Income Fund Oppenheimer Cash
Reserves Oppenheimer Champion Income Fund Oppenheimer Convertible Securities
Fund (a series of Bond Fund Series) Oppenheimer Core Bond Fund (a series of
Oppenheimer Integrity Funds) Oppenheimer Developing Markets Fund Oppenheimer
Discovery Fund Oppenheimer Dividend Growth Fund Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund Oppenheimer Enterprise Fund Oppenheimer
Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer International Large-
     Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust) Oppenheimer Limited Term California Municipal Fund Oppenheimer
Limited-Term Government Fund Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund) Oppenheimer Main Street Fund (a series of
Oppenheimer Main Street Funds, Inc.) Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund Oppenheimer MidCap Fund Oppenheimer Money
Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series): Oppenheimer Aggressive Growth
     Fund/VA Oppenheimer Balanced Fund/VA Oppenheimer Capital Appreciation
     Fund/VA Oppenheimer Core Bond Fund/VA Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA Oppenheimer Main Street Fund/VA Oppenheimer
     Main Street Small Cap Fund/VA Oppenheimer Money Fund/VA Oppenheimer
     Strategic Bond Fund/VA Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial Services, Inc., Shareholder Services,
Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., Oppenheimer
Real Asset Management, Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way, Centennial, Colorado
80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management
Corporation, Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp., OFI Private Investments,
Inc., OFI Institutional Asset Management, Inc. and Oppenheimer Trust Company is Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life Center, Lower Abbey Street, Dublin 1,
Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of Oppenheimer Capital LLC is 1345 Avenue of the Americas, 49th
Floor, New York, New York 10105-4800.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item
26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series
Fund, Inc.) and for MassMutual Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

----------------------------------------------- ------------------------------------ ---------------------------------
Name & Principal                                Position & Office                    Position and Office
Business Address                                with Underwriter                     with Registrant
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Timothy Abbhul(1)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Agan(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Janette Aprilante(2)                            Secretary                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James Barker                                    Vice President                       Nones
2901B N. Lakewood Avenue
Chicago, IL 60657
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen Beichert(1)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Rocco Benedetto(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert J. Bishop(1)                             Treasurer                            None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Douglas S. Blankenship                          Vice President                       None
10407 Cromdale Manor Ct.
Springs, TX 77379
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Blinzler(1)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David A. Borrelli                               Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey R. Botwinick(2)                         Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michelle Brennan(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
L. Scott Brooks(2) Vice President None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin E. Brosmith                               Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey W. Bryan                                Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick Campbell(1)                             Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Andrew Chonofsky                                Vice President                       None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Melissa Clayton(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Susan Cornwell(1)                               Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Neev Crane                                      Vice President                       None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Julian C. Curry                                 Vice President                       None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Jeffrey D. Damia(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Davis(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen J. Demetrovits(2)                       Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Joseph A. DiMauro                               Vice President                       None
522 Lakeland Avenue
Grosse Pointe, MI 48230
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven Dombrower(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George P. Dougherty                             Vice President                       None
328 Regency Drive
North Wales, PA 19454
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ryan C. Drier                                   Vice President                       None
3307 Park Ridge Lane NE
Grand Rapids, MI 49525
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cliff H. Dunteman                               Vice President                       None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Hillary Eigen(2)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Eiler(2)                                   Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent M. Elwell                                  Vice President                       None
35 Crown Terrace
Yardley, PA 19067
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gregg A. Everett                                Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
George R. Fahey(1)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric C. Fallon                                  Vice President                       None
10 Worth Circle
Newton, MA 02458
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Deanna Farrugia(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Joseph Fernandez                                Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark J. Ferro(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ronald H. Fielding(3)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Bradley Finkle(2)                               Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric P. Fishel                                  Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Patrick W. Flynn (1)                            Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John E. Forrest(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John ("J") Fortuna(2)                           Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Jayme Fowler(2)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lucio Giliberti                                 Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Raquel Granahan(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Ralph Grant                                     Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kahle Greenfield(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael D. Guman                                Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James E. Gunther                                Vice President                       None
178 Canterbury Turn
Lancaster, PA 17601
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin J. Healy(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin Hennessey                                 Vice President                       None
8634 Forest Run Lane
Orlando, FL 32836
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elyse R. Jurman Herman                          Vice President                       None
5486 NW 42 Avenue
Boca Raton, FL 33496
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Suzanne Heske                                   Vice President                       None
4146 22nd Street
San Francisco, CA 94114
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
William E. Hortz(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Edward Hrybenko(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Husch(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Stephen Ilnitzki(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kathleen T. Ives(1)                             Vice President & Assistant           Assistant Secretary
                                                Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Shonda Rae Jaquez(2)                            Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Nivan Jaleeli                                   Vice President                       None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric K. Johnson(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark D. Johnson                                 Vice President                       None
15792 Scenic Green Court
Chesterfield, MO 63017
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina J. Keller(2)                          Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Keogh(2)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Lisa Klassen(1)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Klein                                   Senior Vice President                None
4820 Fremont Avenue South
Minneapolis, MN 55419
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Richard Knott(1)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brent A. Krantz                                 Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David T. Kuzia                                  Vice President                       None
19102 Miranda Circle
Omaha, NE 68130
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Tracey Lange(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Paul R. LeMire                                  Assistant Vice President             None
7 Cormorant Drive

Middletown, NJ 07748
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Eric J. Liberman(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Malissa Lischin(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
James V. Loehle(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Thomas Loncar(1)                                Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Montana W. Low                                  Vice President                       None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Craig Lyman                                     Vice President                       None
3930 Swenson St. #502
Las Vegas, NV 89119
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John J. Lynch                                   Vice President                       None
6325 Bryan Parkway
Dallas, TX 75214
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Michael Malik                                   Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Steven C. Manns                                 Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Todd A. Marion(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
LuAnn Mascia(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Theresa-Marie Maynier                           Vice President                       None
2421 Charlotte Drive
Charlotte, NC 28203
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John C. McDonough                               Vice President                       None
2 Leland Ct.
Chevy Chase, MD 20815
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kent C. McGowan                                 Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian F. Medina(1)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Daniel Melehan                                  Vice President                       None
906 Bridgeport Court
San Marcos, CA 92069
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark Mezzanotte                                 Vice President                       None
16 Cullen Way
Exeter, NH 03833
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Clint Modler(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Robert Moser((1))                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David W. Mountford                              Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Gzim Muja                                       Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John V. Murphy(2)                               Director                             President & Trustee
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Wendy Jean Murray                               Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John S. Napier                                  Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Christina Nasta(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kevin P. Neznek(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Bradford Norford                                Vice President                       None
3914 Easton Sq. Pl.
Columbus, OH 43219
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Alan Panzer                                     Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328
----------------------------------------------- ------------------------------------ ---------------------------------
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Michael Park(2)                                 Vice President                       None
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Brian C. Perkes                                 Vice President                       None
6 Lawton Ct.
Frisco, TX 75034
----------------------------------------------- ------------------------------------ ---------------------------------
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Charles K. Pettit(2)                            Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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----------------------------------------------- ------------------------------------ ---------------------------------
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Elaine M. Puleo-Carter(2)                       Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
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Minnie Ra                                       Vice President                       None
100 Dolores Street, #203
Carmel, CA 93923
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Dusting Raring                                  Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
----------------------------------------------- ------------------------------------ ---------------------------------
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Michael A. Raso(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Richard Rath                                    Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301
----------------------------------------------- ------------------------------------ ---------------------------------
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Ruxandra Risko(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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David R. Robertson(2)                           Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
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Nicole Robbins(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Ian M. Roche                                    Vice President                       None
7070 Bramshill Circle
Bainbridge, OH 44023
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Kenneth A. Rosenson                             Vice President                       None
24753 Vantage Pt. Terrace
Malibu, CA 90265
----------------------------------------------- ------------------------------------ ---------------------------------
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James H. Ruff(2)                                President & Director                 None
----------------------------------------------- ------------------------------------ ---------------------------------
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Matthew Rutig                                   Vice President                       None
199 North Street
Ridgefield, CT 06877
----------------------------------------------- ------------------------------------ ---------------------------------
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William R. Rylander                             Vice President                       None
85 Evergreen Road
Vernon, CT 06066
----------------------------------------------- ------------------------------------ ---------------------------------
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Thomas Sabow                                    Vice President                       None
6617 Southcrest Drive
Edina, MN 55435
----------------------------------------------- ------------------------------------ ---------------------------------
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John Saunders                                   Vice President                       None
911 North Orange Avenue #401
Orlando, FL 32801
----------------------------------------------- ------------------------------------ ---------------------------------
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Jill Schmitt(2)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Thomas Schmitt(2)                               Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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William Schories(2)                             Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Charles F. Scully                               Vice President                       None
125 Cypress View Way
Apex, NC 27502
----------------------------------------------- ------------------------------------ ---------------------------------
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Eric Sharp                                      Vice President                       None
862 McNeill Circle
Woodland, CA 95695
----------------------------------------------- ------------------------------------ ---------------------------------
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William Sheluck(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Debbie A. Simon                                 Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Bryant Smith(1)                                 Vice President                       None

----------------------------------------------- ------------------------------------ ---------------------------------
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Douglas Bruce Smith                             Vice President                       None
8927 35th Street W.
University Place, WA 98466
----------------------------------------------- ------------------------------------ ---------------------------------
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John Spensley                                   Vice President                       None
2000 Rhettsbury Street
Carmel, IN 46032
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Alfred St. John(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Bryan Stein                                     Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
----------------------------------------------- ------------------------------------ ---------------------------------
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John Stoma(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
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Wayne Strauss(3)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Brian C. Summe                                  Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
----------------------------------------------- ------------------------------------ ---------------------------------
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Michael Sussman(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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George T. Sweeney                               Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
----------------------------------------------- ------------------------------------ ---------------------------------
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James Taylor(2)                                 Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
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Martin Telles(2)                                Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
David G. Thomas                                 Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
----------------------------------------------- ------------------------------------ ---------------------------------
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Barrie L. Tiedemann                             Vice President                       None
2592 S. Belvoir Blvd.
University Heights, OH 44118
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Mark S. Vandehey(1)                             Vice President and Chief             Vice President and Chief
                                                Compliance Officer                   Compliance Officer
----------------------------------------------- ------------------------------------ ---------------------------------
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Vincent Vermete(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Elaine Villas(2)                                Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
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Cynthia Walloga(2)                              Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Kenneth Lediard Ward                            Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
----------------------------------------------- ------------------------------------ ---------------------------------
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Teresa Ward(1)                                  Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Michael J. Weigner                              Vice President                       None
4905 W. San Nicholas Street
Tampa, FL 33629
----------------------------------------------- ------------------------------------ ---------------------------------
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Donn Weise                                      Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
----------------------------------------------- ------------------------------------ ---------------------------------
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Chris Werner(1)                                 Vice President                       None
----------------------------------------------- ------------------------------------ ---------------------------------
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Catherine White(2)                              Assistant Vice President             None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Donna Winn(2)                                   Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Philip Witkower(2)                              Senior Vice President                None
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

Meredith Wolff(2)                               Assistant Vice President             None

----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
Cary Patrick Wozniak                            Vice President                       None
18808 Bravata Court
San Diego, CA 92128
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------
John Charles Young                              Vice President                       None
3914 Southwestern
Houston, TX 77005
----------------------------------------------- ------------------------------------ ---------------------------------
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----------------------------------------------- ------------------------------------ ---------------------------------
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Robert G. Zack(2)                               General Counsel & Director           Secretary
----------------------------------------------- ------------------------------------ ---------------------------------
----------------------------------------------- ------------------------------------ ---------------------------------

----------------------------------------------- ------------------------------------ ---------------------------------
(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                                    SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of November, 2005.

                                    OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                    By: /s/ John V. Murphy*
                                    ----------------------------------------------
                                    John V. Murphy, President,
                                    Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                Title                                     Date

/s/ Clayton K. Yeutter*                   Chairman of the

---------------------------               Board of Trustees                         November 22, 2005
Clayton K. Yeutter

/s/ Donald W. Spiro*                      Vice Chairman of the                      November 22, 2005
-------------------------                 Board and Trustees
Donald W. Spiro

/s/ John V. Murphy*                       President, Principal

--------------------------                Executive Officer                         November 22, 2005
John V. Murphy                            & Trustee

/s/ Brian W. Wixted*                      Treasurer, Principal                      November 22, 2005
-------------------------                 Financial and
Brian W. Wixted                           Accounting Officer

/s/ Robert G. Galli*                      Trustee                                   November 22, 2005

--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*                 Trustee                                   November 22, 2005

----------------------
Phillip A. Griffiths

/s/ Joel W. Motley*                       Trustee                                   November 22, 2005

--------------------
Joel W. Motley

/s/ Kenneth A. Randall*                   Trustee                                   November 22, 2005

-------------------------
Kenneth A. Randall

/s/ Edward V. Regan*                      Trustee                                   November 22, 2005

-----------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*             Trustee                                   November 22, 2005

----------------------------
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                     Trustee                                   November 22, 2005

-----------------------
Joseph M. Wikler

/s/ Peter I. Wold*                        Trustee                                   November 22, 2005

-----------------------
Peter I. Wold

/s/ Brian F. Wruble*
--------------------                        Trustee                                   November 22, 2005
Brian F. Wruble

*By: /s/ Mitchell J. Lindauer
 -----------------------------------------
Mitchell J. Lindauer, Attorney-in-Fact

                                       OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                          Post-Effective Amendment No. 24

                                        Registration Statement No. 33-23566

                                                   EXHIBIT INDEX

Exhibit No.                Description

23(j)                      Independent Registered Public Accounting Firm's consent

23(m)(iii)                 Amended and Restated Distribution and Service Plan and Agreement for Class C Shares